                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number     811-9555
                                   ---------------------------------------------

Commonfund Institutional Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

15 Old Danbury Road, Wilton, CT                         06897
--------------------------------------------------------------------------------
    (Address of principal executive offices)          (Zip code)


  The Corporate Trust Company, 1209 Orange Street, Wilmington, Delaware 19801,
                              County of Newcastle
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:   (203) 563-5000
                                                    ---------------------

Date of fiscal year end:    04/30/2004
                          ------------------

Date of reporting period:   04/30/2004
                          ------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

   The annual report is for the period May 1, 2003 through April 30, 2004 is filed herewith.

COMMONFUND INSTITUTIONAL FUNDS
ANNUAL REPORT APRIL 30, 2004

COMMONFUND

ORGANIZATIONS CHANGE, MISSIONS DON'T.

[GRAPHIC]

TABLE OF CONTENTS

MANAGEMENT REVIEW                                                    3

SCHEDULE OF INVESTMENTS
     CIF Core Equity Fund                                           10
     CIF Small Cap Fund                                             13
     CIF All Cap Equity Fund                                        18
     CIF International Equity Fund                                  20
     CIF Core Plus Bond Fund                                        25
     CIF Inflation-Indexed Bond Fund                                31
     CIF Short Duration Fund                                        32

STATEMENTS OF ASSETS AND LIABILITIES                                38

STATEMENTS OF OPERATIONS                                            40

STATEMENTS OF CHANGES IN NET ASSETS                                 42

FINANCIAL HIGHLIGHTS                                                46

NOTES TO FINANCIAL STATEMENTS                                       50

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM             55

FEDERAL TAX INFORMATION                                             56

DIRECTORS AND OFFICERS                                              57

INVESTMENT MANAGERS LIST                                            59

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This page intentionally left blank

CIF CORE EQUITY FUND

Adviser: Commonfund Asset Management Company, Inc.
         (the "Investment Manager")

Sub-Advisers: Artisan Partners Limited Partnership
              John A. Levin & Co., Inc.
              Marsico Capital Management, LLC
              Martingale Asset Management, L.P.

FUND OBJECTIVE

Long-term capital appreciation by investing in a portfolio of common stocks of large and medium capitalization U.S. companies.

FUND STRATEGY

The CIF Core Equity Fund invests primarily in a diversified portfolio of common stocks and securities convertible into common stocks of large and medium capitalization U.S. companies. Generally, these issuers will have market capitalizations in the range of the companies in the S&P 500 Composite Index, which is the benchmark index for the fund. The fund is designed to add value over its benchmark primarily through stock selection, rather than sector or style variance, with volatility similar to that of its benchmark index.

The fund seeks to achieve its investment objective by taking advantage of the stock selection expertise, primarily within the large cap sector, of its Sub-Advisers. The fund uses a multi-manager approach, relying on one or more Sub-Advisers who select stocks using quantitative and bottom-up fundamental analysis. The Investment Manager actively manages the allocation of assets among the Sub-Advisers based on the market environment and an assessment of each Sub-Adviser's investment portfolio and its characteristics. The fund may use derivative instruments for both hedging and non-hedging purposes.

ANALYSIS

For the twelve month period ending April 30, 2004, the CIF Core Equity Fund returned 24.32%, outperforming the S&P 500 index return of 22.88% by 144 basis points. Stronger economic data produced relatively volatile financial markets. Subsiding deflationary fears and improved economic data led to speculation regarding the course of interest rates. In the absence of significant job growth and depressed wage labor rates, as a result of increased productivity, fiscal stimulus in the form of tax benefits aided the consumer and continued to promote economic recovery. In this environment marred by conflicting variables, stock selection became a primary driver of investment performance. Performance was led by strong stock selection in the Health Care, Consumer Discretionary, and Information Technology sectors, which contributed over 300 basis points in excess returns. In the Health Care sector, exposure to Pharmaceuticals and Biotechnology stocks benefited returns more than exposure to the Equipment and Service Provider sub-sectors. Although poor stock selection in the Industrials sector and a 1.70% average cash balance slightly mitigated performance, it was not enough to negate excess returns provided by exposure to the Health Care, Consumer Discretionary and Information Technology sectors.

TOTAL RETURN (AS OF 4/30/04)

                                                     ONE-YEAR           SINCE INCEPTION (1/2/01)
---------------------------------------------------  -----------------  ------------------------
CIF Core Equity Fund                                 24.32%             -2.00%

S&P 500 Composite Index                              22.88%             -3.63%

[CHART]

COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT

    Growth of a $10,000 Investment in CIF Core Equity Fund (since inception), and the S&P 500 Composite Index

                CIF CORE EQUITY FUND       S&P 500 COMPOSITE INDEX
  1/1/2001           $   10,000                  $   10,000
 4/30/2001           $    9,591                  $    9,500
10/31/2001           $    8,280                  $    8,115
 4/30/2002           $    8,812                  $    8,302
10/31/2002           $    7,217                  $    6,890
 4/30/2003           $    7,520                  $    7,195
10/31/2003           $    8,869                  $    8,320
 4/30/2004           $    9,349                  $    8,841

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES OF THE FUND, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN CURRENT MONTH END PERFORMANCE DATA, VISIT THE COMPANY'S WEBSITE AT www.commonfund.org. THE MARKET INDEX SHOWN ABOVE IS UNMANAGED AND DOES NOT INCUR EXPENSES. TOTAL RETURNS ASSUME REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS AND DO NOT REFLECT THE TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

CIF SMALL CAP FUND

Adviser: Commonfund Asset Management Company, Inc.
         (the "Investment Manager")

Sub-Advisers: Artisan Partners Limited Partnership
              Chartwell Investment Partners, L.P.
              Martingale Asset Management, L.P.
              TCW Asset Management Company

FUND OBJECTIVE

Long-term capital appreciation by investing in a portfolio of common stocks of smaller capitalization U.S. companies.

FUND STRATEGY

The CIF Small Cap Fund invests primarily in equity securities of small U.S. companies. Generally, these companies will have market capitalizations in the range of the companies in the Russell 2000 Index, which is the benchmark index for the fund. The fund hires Sub-Advisers whose approaches to stock selection are complementary and are designed to add long-term value over the benchmark index. Short-term volatility may be greater than that of the benchmark index.

The fund seeks to achieve its investment objective by taking advantage of inefficiencies that are persistent within the small cap sector of the market. The fund uses a multi-manager approach, relying on one or more Sub-Advisers who select stocks using quantitative and bottom-up fundamental analysis. The Investment Manger actively manages the allocation of assets among the Sub-Advisers based on the market environment and an assessment of each Sub-Adviser's investment portfolio and its characteristics. The fund may use derivative instruments for both hedging and non-hedging purposes.

ANALYSIS

Since the CIF Small Cap Fund's inception on September 2, 2003 through April 30, 2004, the fund has returned 13.20%. This compares to the Russell 2000 index return of 13.36% for the same time frame. Performance was led by strong stock selection in the financials sector, particularly in the banking group. Additionally, good selection in the information technology sector, the worst performing sector in the index, added value in both the semiconductor and hardware areas. Conversely, poor stock picking in the consumer discretionary industries of retailing and consumer durables detracted from performance. From a capitalization perspective, the fund did very well with positions in the $500 million to $1 billion range, but was also able to add value across all segments of the small market cap spectrum. The 2.99% average cash position has proven to be a drag on fund performance.

TOTAL RETURN (AS OF 4/30/04)

                                                        SINCE INCEPTION (9/2/03)
------------------------------------------------------  -----------------------
CIF Small Cap Fund                                      13.20%

Russell 2000 Index                                      13.36%

[CHART]

COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT

     Growth of a $10,000 Investment in CIF Small Cap Fund (since inception), and the Russell 2000 Index

                              CIF SMALL CAP FUND      RUSSELL 2000 INDEX
  9/2/2003                        $   10,000              $   10,000
 9/30/2003                        $    9,680              $    9,815
10/31/2003                        $   10,570              $   10,640
 4/30/2004                        $   11,320              $   11,336

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES OF THE FUND, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN CURRENT MONTH END PERFORMANCE DATA, VISIT THE COMPANY'S WEBSITE AT www.commonfund.org. THE MARKET INDEX SHOWN ABOVE IS UNMANAGED AND DOES NOT INCUR EXPENSES. TOTAL RETURNS ASSUME REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS AND DO NOT REFLECT THE TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

CIF ALL CAP EQUITY FUND

Adviser: Commonfund Asset Management Company, Inc.
         (the "Investment Manager")

Sub-Advisers: D.G. Capital Management, Inc.
              Edgewood Management Company
              Wellington Management Company, LLP

FUND OBJECTIVE

Long-term capital appreciation by investing in a portfolio of common stocks of U.S. companies.

FUND STRATEGY

The CIF All Cap Equity Fund invests primarily in a portfolio of common stocks and securities convertible into common stocks of U.S. companies. Generally, these companies will have market capitalizations in the range of companies in the Russell 3000 Index, which is the benchmark index for the fund. The Fund may invest up to 10% of its assets in equity securities of foreign companies.

The fund seeks to achieve its investment objective by taking advantage of inefficiencies that are persistent within the equity market. The fund uses a multi-manager approach, relying on one or more Sub-Advisers who select stocks using proprietary bottom-up fundamental research. The Investment Manager actively manages the allocation of assets among the Sub-Advisers based on the market environment and an assessment of each Sub-Adviser's investment portfolio and its characteristics. The fund may use derivative instruments for both hedging and non-hedging purposes. In addition, the fund may engage in short sales.

ANALYSIS

Since the CIF All Cap Equity Fund's inception on February 3, 2004 through April 30, 2004, the fund has returned -3.90%. This compares to the Russell 3000 index return of -1.93% for the same time frame. Due to the opportunistic nature of this strategy, the underlying managers required some time to become fully invested. As a result, the fund held an average weight of 18.11% cash during the period. This high cash position added value over the short life of the fund as markets declined, but is not indicative of future cash levels. From a sector perspective, the fund provided relative outperformance through good stock selection in the telecom services group, however, those gains were more than offset by underweight positions in the consumer staples and energy sectors, the best performers in the index, returning 6.62% and 6.86% respectively.

TOTAL RETURN (AS OF 4/30/04)

                                                        SINCE INCEPTION (2/3/04)
------------------------------------------------------  ------------------------
CIF All Cap Equity Fund                                 -3.90%

Russell 3000 Index                                      -1.93%

[CHART]

COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT

  Growth of a $10,000 Investment in CIF All Cap Equity Fund (since inception), and the Russell 3000 Index

                       CIF ALL CAP EQUITY FUND        RUSSELL 3000 INDEX
 2/2/2004                    $   10,000                   $   10,000
4/30/2004                    $    9,610                   $    9,807

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES OF THE FUND, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN CURRENT MONTH END PERFORMANCE DATA, VISIT THE COMPANY'S WEBSITE AT www.commonfund.org. THE MARKET INDEX SHOWN ABOVE IS UNMANAGED AND DOES NOT INCUR EXPENSES. TOTAL RETURNS ASSUME REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS AND DO NOT REFLECT THE TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

CIF INTERNATIONAL EQUITY FUND

Adviser: Commonfund Asset Management Company, Inc.
         (the "Investment Manager")

Sub-Advisers: Capital Guardian Trust Company
              Causeway Capital Management, LLC
              Mastholm Asset Management, LLC
              Philadelphia International Advisors
              TT International Investment Management
              William Blair & Company, LLC

FUND OBJECTIVE

Long-term capital appreciation by investing in a portfolio of equity securities of non-U.S. issuers.

FUND STRATEGY+

The CIF International Equity Fund invests primarily in common stocks and other equity securities of foreign companies. The fund generally invests in equity securities of non-U.S. issuers represented in the MSCI World Ex-US Net Index, which is the benchmark index for the fund. The fund may also invest up to 10% of its assets in equity securities of issuers located in emerging markets. The fund may use derivative instruments for both hedging and non-hedging purposes. The fund seeks to achieve its investment objective by taking advantage of the stock selection expertise and distinct investment strategies of its Sub-Advisers. The fund uses a multi-manager approach, relying on one or more Sub-Advisers who select stocks utilizing bottom-up fundamental analysis. The Investment Manager actively manages the allocation of assets among the Sub-Advisers based on the market environment and an assessment of each Sub-Adviser's investment portfolio and its characteristics. The fund may invest up to 10% of its assets in a passively managed international equity index strategy.

ANALYSIS

For the twelve month period ending April 30, 2004, the CIF International Equity Fund returned 37.06%, underperforming the MSCI World ex-US index return of 39.65% by 259 basis points. In an attempt to take advantage of developing market conditions, the portfolio underwent a significant restructuring during the third quarter of 2003. As a result, the over 3.00% average cash weight detracted 200 basis points from relative performance. Although the portfolio underperformed its benchmark, a healthy global economic recovery resulted in strong absolute returns. International markets, similar to their domestic counterparts, benefited from a cyclical upturn in economic activity and an increase in capital spending. A 2.56% overweight exposure to the well-performing Information Technology sector contributed 23 basis points to excess returns. A survey conducted by Nihon Keizai Shimbun, the leading Japanese business and financial newspaper, indicated that consumer spending and consumer demand turned positive for the first time since October 1996. As a result, consumer finance companies reduced bad loan expenses and, fueled by consumer sentiment, outperformed the broad market. In addition, strong stock selection in the Materials and Utilities sectors contributed 35 and 33 basis points, respectively to excess returns.

TOTAL RETURN (AS OF 4/30/04)

                                                     ONE-YEAR           SINCE INCEPTION (1/2/01)
---------------------------------------------------  -----------------  ------------------------
CIF International Equity Fund                        37.06%             -0.52%

MSCI EAFE Net Dividend Index                         40.23%             -2.05%

MSCI World Ex-US Net Index                           39.65%             -1.94%

[CHART]

COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT

        Growth of a $10,000 Investment in CIF International Equity Fund
              (since inception), the MSCI EAFE Net Dividend Index,
                       and the MSCI World Ex-US Net Index

            CIF INTERNATIONAL EQUITY FUND    MSCI WORLD EX-US NET INDEX    MSCI EAFE NET DIVIDEND INDEX
  1/1/2001            $   10,000                     $   10,000                     $   10,000
 4/30/2001            $    9,411                     $    9,198                     $    9,228
10/31/2001            $    7,732                     $    7,515                     $    7,531
 4/30/2002            $    8,366                     $    7,951                     $    7,947
10/31/2002            $    7,043                     $    6,538                     $    6,537
 4/30/2003            $    7,171                     $    6,708                     $    6,655
10/31/2003            $    8,916                     $    8,380                     $    8,304
 4/30/2004            $    9,829                     $    9,368                     $    9,367

+THE FUND HAS CHANGED ITS INDEX FROM THE MSCI EAFE NET DIVIDEND INDEX TO THE MSCI WORLD EX-US NET INDEX BECAUSE THE MSCI WORLD EX-US NET INDEX IS MORE REPRESENTATIVE OF THE TYPE OF SECURITIES IN WHICH THE FUND INVESTS.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES OF THE FUND, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN CURRENT MONTH END PERFORMANCE DATA, VISIT THE COMPANY'S WEBSITE AT www.commonfund.org. THE MARKET INDEX SHOWN ABOVE IS UNMANAGED AND DOES NOT INCUR EXPENSES. TOTAL RETURNS ASSUME REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS AND DO NOT REFLECT THE TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

CIF CORE PLUS BOND FUND

Adviser: Commonfund Asset Management Company, Inc.
         (the "Investment Manager")

Sub-Advisers: BlackRock Advisors, Inc.
              Western Asset Management Company
              Western Asset Management Company Limited

FUND OBJECTIVE

High current income and price appreciation by investing in a diversified portfolio of fixed income securities of varying maturities.

FUND STRATEGY

The CIF Core Plus Bond Fund invests primarily in investment grade bonds and other fixed income securities in an attempt to outperform the broad U.S. bond market. Investment grade securities are those rated in one of the four highest categories at the time of investment, or determined by a Sub-Adviser to be of equivalent quality. The fund also may invest up to 20 percent of its assets in securities rated below investment grade, but in one of the six highest rating categories, and up to 20 percent of its assets in non-dollar denominated securities. The Sub-Advisers may invest in certain derivatives and may use certain techniques, such as currency hedging, in order to outperform the broad market. The benchmark for the fund is the Lehman Brothers Aggregate Bond Index. The fund will be managed to have a targeted duration within a band of (+/-) 20 percent around the duration of the benchmark. The fund seeks to achieve its investment objective by maintaining a core portfolio of securities that is aligned with the composition and duration of the fund's benchmark index, which tracks the overall U.S. bond market. The Sub-Advisers then seek to add value by investing a portion of the fund's assets in fixed income securities that are not represented in the benchmark and using investment techniques designed to overweight or underweight the fund's portfolio relative to benchmark characteristics.

ANALYSIS

The CIF Core Plus Bond Fund returned 3.03% for the twelve months ended 04/30/04 compared to its benchmark, the Lehman Brothers Aggregate Bond Index that returned 1.82%. The fiscal year once again covered two very different market regimes. In 2003, the focus continued to be on credit. Unlike 2002, it was a generally positive experience as credit spreads tightened in a nearly linear fashion. The fund entered the fiscal year with a significant overweight to credit sensitive holdings, including lower quality investment grade credits, high yield and emerging markets debt. As the rally continued, the fund slowly took profits and reduced its credit exposure, locking in performance. In early 2004, the attention shifted to interest rates. Expectations of rising rates coming into the new year were crushed as Treasuries rallied from January through March. However, the strong employment report in early April reversed that trend. The fund's defensive duration stance and barbelled yield curve position paid off, recuperating the loss incurred during the first quarter of 2004 and adding value over the previous four month period.

TOTAL RETURN (AS OF 4/30/04)

                                                     ONE-YEAR           SINCE INCEPTION (1/2/01)
---------------------------------------------------  -----------------  ------------------------
CIF Core Plus Bond Fund                              3.03%              6.83%

Lehman Brothers Aggregate Bond Index                 1.82%              6.79%

[CHART]

COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT

  Growth of a $10,000 Investment in CIF Core Plus Bond Fund (since inception), and the Lehman Brothers Aggregate Bond Index

                 CIF CORE PLUS BOND FUND    LEHMAN BROTHERS AGGREGATE BOND INDEX
  1/1/2001              $   10,000                      $   10,000
 4/30/2001              $   10,133                      $   10,260
10/31/2001              $   10,918                      $   11,066
 4/30/2002              $   10,946                      $   11,064
10/31/2002              $   11,324                      $   11,718
 4/30/2003              $   12,097                      $   12,224
10/31/2003              $   12,287                      $   12,293
 4/30/2004              $   12,464                      $   12,446

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES OF THE FUND, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN CURRENT MONTH END PERFORMANCE DATA, VISIT THE COMPANY'S WEBSITE AT www.commonfund.org. THE MARKET INDEX SHOWN ABOVE IS UNMANAGED AND DOES NOT INCUR EXPENSES. TOTAL RETURNS ASSUME REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS AND DO NOT REFLECT THE TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

CIF INFLATION-INDEXED BOND FUND

Adviser: Commonfund Asset Management Company, Inc.
         (the "Investment Manager")

Sub-Advisers: Western Asset Management Company
              Western Asset Management Company Limited

FUND OBJECTIVE

Maximize real return to the extent consistent with preservation of capital and liquidity by investing in a portfolio of U.S. Treasury Inflation-Indexed Securities of varying maturities.

FUND STRATEGY

The CIF Inflation-Indexed Bond Fund invests primarily in inflation-indexed securities, including U.S. Treasury inflation-indexed securities and non-U.S. dollar denominated inflation-indexed securities. Inflation-indexed securities are fixed income securities that are structured to provide protection against inflation. The value of a bond's principal or the interest paid on the bond is adjusted to track changes in the U.S. Consumer Price Index. Up to 20 percent of the fund may be invested in investment grade securities that are not indexed to inflation. Investment grade securities are those rated in one of the four highest categories at the time of investment, or determined by a Sub-Adviser to be of equivalent quality. The benchmark for the fund is the Lehman Brothers U.S. TIPS Index. The fund will normally maintain effective duration within (+/-)1.5 years of the Lehman Brothers U.S. TIPS Index.

ANALYSIS

For the twelve months ended 04/30/2004, the CIF Inflation-Indexed Bond Fund returned 5.36% compared to the Lehman Brothers U.S. TIPS Index's return of 5.73%. Relative value was lost from defensive duration management as longer maturity real yields rallied throughout the course of the year.

Over the past 12 months, the market has gone from implying inflation should average 1.7% for the next 10 years, to a more realistic 2.5% for the same period. The change in market implied expectations was the major influence driving the relative performance of Treasury inflation indexed securities compared to nominal Treasury issues. During this period, real yields were volatile, with the 10-year Treasury Inflation Indexed Security trading in a wide range, but outperforming nominal Treasuries overall.

TOTAL RETURN (AS OF 4/30/04)

                                                     ONE-YEAR           SINCE INCEPTION (1/2/01)
---------------------------------------------------  -----------------  ------------------------
CIF Inflation-Indexed Bond Fund                      5.36%              9.47%

Lehman Brothers U.S. TIPS Index                      5.73%              9.76%

[CHART]

COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT

        Growth of a $10,000 Investment in CIF Inflation-Indexed Bond Fund
           (since inception), and the Lehman Brothers U.S. TIPS Index

              CIF INFLATION-INDEXED BOND FUND    LEHMAN BROTHERS U.S. TIPS INDEX
  1/1/2001              $   10,000                         $   10,000
 4/30/2001              $   10,527                         $   10,540
10/31/2001              $   11,157                         $   11,166
 4/30/2002              $   11,233                         $   11,249
10/31/2002              $   12,139                         $   12,177
 4/30/2003              $   12,829                         $   12,900
10/31/2003              $   13,402                         $   13,488
 4/30/2004              $   13,517                         $   13,639

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES OF THE FUND, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN CURRENT MONTH END PERFORMANCE DATA, VISIT THE COMPANY'S WEBSITE AT www.commonfund.org. THE MARKET INDEX SHOWN ABOVE IS UNMANAGED AND DOES NOT INCUR EXPENSES. TOTAL RETURNS ASSUME REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS AND DO NOT REFLECT THE TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

CIF SHORT DURATION FUND

Adviser: Commonfund Asset Management Company, Inc.
         (the "Investment Manager")

Sub-Advisers: Wellington Management Company, LLP
              Western Asset Management Company

FUND OBJECTIVE

Current interest income with some price appreciation, each consistent with liquidity and safety of principal by investing in a portfolio of U.S. Government securities and other high quality debt securities.

FUND STRATEGY

The CIF Short Duration Fund invests primarily in a diversified portfolio of securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities, obligations of U.S. and foreign commercial banks, corporate debt securities, including commercial paper, and fully collateralized repurchase agreements with highly rated counterparties. The fixed income securities acquired by the fund may include mortgage-backed and asset-backed securities. The fund will invest only in fixed income securities rated at the time of investment in one of the three highest rating categories by a major rating agency, or determined by a Sub-Adviser to be of equivalent quality. The benchmark for the fund is the Merrill Lynch 3-Month U.S. Treasury Bill Index.

The fund's investment strategies are designed to produce a total rate of return that exceeds the total return on 90-day U.S. Treasury Bills. The fund seeks to minimize fluctuations in net asset value by maintaining high credit quality standards and employing a relatively short effective duration. Duration is a measure of a security's price volatility, or risk, associated with changes in interest rates. The fund's effective duration generally will not exceed one (1) year, and the maximum remaining maturity of any individual security will be five and one-half (5 1/2) years, except for certain mortgage-related and asset-backed securities.

ANALYSIS

The CIF Short Duration Fund returned 1.11% compared to 1.07% for the benchmark Merrill Lynch 3-Month Treasury Bill Index for the twelve months ending 04/30/04. The market's focus shifted dramatically from 12 months ago, and is a world away from the fall of 2002. Although pessimism about a true economic recovery burdened the markets, economic indicators continued to get stronger. Interest rates were extremely volatile over the past 12 months, with the 2-year Treasury note bouncing from a low in yield of 1.08% in June 2003 to finish near its high of 2.35% on April 29th. Through all of this the volatility, the fund was able to preserve principal and generate competitive levels of income. Value added came primarily through issue selection in the corporate, mortgage and asset-backed sectors, as well as managing duration and yield curve positions during a tumultuous year.

TOTAL RETURN (AS OF 4/30/04)

                                                     ONE-YEAR           SINCE INCEPTION (5/1/00)
---------------------------------------------------  -----------------  ------------------------
CIF Short Duration Fund                              1.11%              3.35%

Merrill Lynch 3-Month U.S. Treasury Bill Index       1.07%              2.98%

[CHART]

COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT

  Growth of a $10,000 Investment in CIF Short Duration Fund (since inception), and the Merrill Lynch 3-Month U.S. Treasury Bill Index

                                                  MERRILL LYNCH 3-MONTH
                     CIF SHORT DURATION FUND     U.S. TREASURY BILL INDEX
  5/1/2000                  $   10,000                  $   10,000
10/31/2000                  $   10,328                  $   10,310
 4/30/2001                  $   10,695                  $   10,627
10/31/2001                  $   10,961                  $   10,845
 4/30/2002                  $   11,071                  $   10,950
10/31/2002                  $   11,186                  $   11,053
 4/30/2003                  $   11,286                  $   11,128
10/31/2003                  $   11,350                  $   11,191
 4/30/2004                  $   11,411                  $   11,247

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES OF THE FUND, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN CURRENT MONTH END PERFORMANCE DATA, VISIT THE COMPANY'S WEBSITE AT www.commonfund.org. THE MARKET INDEX SHOWN ABOVE IS UNMANAGED AND DOES NOT INCUR EXPENSES. TOTAL RETURNS ASSUME REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS AND DO NOT REFLECT THE TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

Schedule of Investments
COMMONFUND INSTITUTIONAL FUNDS
CIF CORE EQUITY FUND

April 30, 2004

PAR VALUE OR SHARES   DESCRIPTION                                                          VALUE
------------------------------------------------------------------------------------------------
COMMON STOCK 97.66%

                      BANKING & FINANCE 0.13%
              1,100   ACE CASH EXPRESS INC*                                     $         33,550
              2,300   CAPITAL CROSSING BANK*                                             112,010
                900   FIRST HORIZON NTL CORP                                              39,564
              6,000   WILSHIRE STATE BANK/CALIFORNIA*                                    143,340
                                                                                ----------------
                      TOTAL BANKING & FINANCE                                   $        328,464

                      BASIC INDUSTRIES 2.36%
             15,300   ALCAN ALUMINUM LTD                                        $        615,519
             16,800   ALCOA INC                                                          516,600
                100   AVERY DENNISON CORP                                                  6,423
             12,000   COOPER INDS INC CL A                                               658,920
             22,900   DOW CHEMICAL CO                                                    908,901
              4,800   FREEPORT MCMORAN COPPER & GOLD INC CL B                            146,400
             30,700   LOUISIANA-PACIFIC CORP                                             724,213
             34,400   NEWELL RUBBERMAID INC                                              813,216
              1,400   OCTEL CORP                                                          32,620
             11,900   PPG INDS INC                                                       705,789
              5,300   PRECISION CASTPARTS CORP                                           238,553
              2,800   SCHWEITZER MAUDUIT INTL INC                                         86,772
              5,400   UNITED TECHNOLOGIES CORP                                           465,804
                                                                                ----------------
                      TOTAL BASIC INDUSTRIES                                    $      5,919,730

                      CABLE & MEDIA 0.05%
              6,900   JOURNAL COMMUNICATIONS INC                                $        121,854
                                                                                ----------------
                      TOTAL CABLE & MEDIA                                       $        121,854

                      CAPITAL GOODS 5.61%
              7,900   3M CO                                                     $        683,192
              4,900   APPLERA CORP-APPLIED BIOSYSTEMS GROUP                               90,993
              6,600   BRIGGS & STRATTON CORP                                             462,000
             31,248   CATERPILLAR INC                                                  2,428,907
              4,600   CENTEX CORP                                                        220,570
              4,900   DANAHER CORP                                                       453,348
              3,600   EATON CORP                                                         213,768
              4,800   FISHER SCIENTIFIC INTL INC*                                        281,040
             42,953   HONEYWELL INTL INC                                               1,485,315
              6,700   ITT INDS INC                                                       531,243
              9,400   JABIL CIRCUIT INC*                                                 248,066
             48,500   KONINKLIJKE PHILIPS ELECTRS NV SPON ADR                          1,300,285
             11,700   MASCO CORP                                                         327,717
             11,750   NORTHROP GRUMMAN CORP                                            1,166,187
              1,400   NVR INC*                                                           631,400
              6,100   PACCAR INC                                                         344,406
             18,000   SHARP CORP                                                         324,589
             14,700   SMURFIT-STONE CONTAINER CORP                                       252,693
             22,300   TEXTRON INC                                                      1,230,514
             38,700   THERMO ELECTRON CORP*                                            1,130,040
              1,000   US STEEL CORP                                                       28,630
             13,400   VISHAY INTERTECHNOLOGY INC*                                        233,160
                                                                                ----------------
                      TOTAL CAPITAL GOODS                                       $     14,068,063

                      CONSUMER DURABLES 6.08%
                300   CDW CORP                                                  $         18,747
              8,700   DANA CORP                                                          175,392
              6,200   DOUBLECLICK INC*                                                    50,034
              4,200   ENERGIZER HLDGS INC*                                               181,860
             55,500   FORD MOTOR CO                                                      852,480
            219,606   GENERAL ELECTRIC CO                                              6,577,200
             11,400   GENERAL MOTORS CORP                                                540,588
              4,100   GETTY IMAGES INC*                                                  223,860
             95,900   HOME DEPOT INC                                                   3,374,721
             19,894   LENNAR CORP CL A                                                   932,034
              1,890   LENNAR CORP CL B                                                    82,971
             21,973   LOWES COS INC                                                    1,143,914
             12,180   MDC HLDGS INC                                                      752,602
              7,700   PITNEY BOWES INC                                                   336,875
                                                                                ----------------
                      TOTAL CONSUMER DURABLES                                   $     15,243,278

                      CONSUMER NON-DURABLES 8.37%
             52,600   ALTRIA GROUP INC                                          $      2,912,988
             14,400   CLOROX CO                                                          745,632
             13,500   COCA COLA CO                                                       682,695
             11,600   COCA COLA ENTERPRISES INC                                          313,200
              5,800   CONSTELLATION BRANDS INC*                                          192,154
             17,500   DIAGEO PLC SPON ADR                                                953,750
              5,500   ESTEE LAUDER COS INC CL A                                          251,405
             37,200   HASBRO INC                                                         702,708
              5,000   INTL GAME TECHNOLOGY                                               188,700
              6,700   JONES APPAREL GROUP INC                                            245,220
              7,900   KELLOGG CO                                                         338,910
              7,752   MONSANTO CO                                                        268,142
             16,488   NIKE INC CL B                                                    1,186,312
              8,400   PEPSI BOTTLING GROUP INC                                           245,868
             42,548   PEPSICO INC                                                      2,318,441
             49,123   PROCTER & GAMBLE CO                                              5,194,757
             33,400   RPM INTL INC                                                       503,672
             14,200   SANDERSON FARMS INC                                                527,956
             47,600   SARA LEE CORP                                                    1,098,608
             18,200   SHERWIN WILLIAMS CO                                                692,510
             62,100   TYSON FOODS INC CL A                                             1,163,754
              7,200   UNITED STATIONERS INC*                                             273,600
                                                                                ----------------
                      TOTAL CONSUMER NON-DURABLES                               $     21,000,982

                      CONSUMER SERVICES 11.14%
             61,700   ACCENTURE LTD*                                            $      1,466,609
              9,000   AMERICAN EAGLE OUTFITTERS INC*                                     231,210
              2,800   AMERISTAR CASINOS INC                                               88,816
              4,700   BECTON DICKINSON & CO                                              237,585
                500   BRUNSWICK CORP                                                      20,555
              9,300   CAREMARK RX INC*                                                   314,805
              8,100   CARMAX INC*                                                        209,952
                500   CEC ENTERTAINMENT INC*                                              17,085
             67,900   CENDANT CORP                                                     1,607,872
             71,300   COMCAST CORP CL A*                                               2,146,130
             15,700   COMCAST CORP SPECIAL CL A*                                         455,143
              6,300   COSTCO WHOLESALE CORP*                                             235,935
             68,000   DELPHI CORP                                                        693,600
              6,700   DOLLAR TREE STORES INC*                                            180,565
             31,300   EASTMAN KODAK CO                                                   807,227
              7,224   EBAY INC*                                                          576,620
              5,700   ECHOSTAR COMMUNICATIONS CORP CL A*                                 189,183
              7,000   ECOLAB INC                                                         208,600
              6,600   EXPEDITORS INTL OF WASHINGTON INC                                  265,254
              5,500   FAIR ISAAC CORP                                                    185,460
             26,800   FEDERATED DEPT STORES INC                                        1,313,200
             11,671   FOUR SEASONS HOTELS INC                                            624,398
              6,900   GAP INC                                                            151,869
              7,300   IRON MOUNTAIN INC*                                                 332,223
              5,600   KOHLS CORP*                                                        234,024
              6,300   LAMAR ADVERTISING CO*                                              258,678
             37,504   LIMITED BRANDS                                                     774,083
              3,400   LINENS N THINGS INC*                                               110,296
              2,500   LOEWS CORP                                                         145,025
             17,811   MANDALAY RESORT GROUP                                            1,023,242
                900   MAY DEPT STORES CO                                                  27,720
             27,900   MCDONALDS CORP                                                     759,717
              1,300   MOVIE GALLERY INC                                                   25,246
              1,800   PANERA BREAD CO*                                                    73,566
             11,600   ROBERT HALF INTL INC*                                              316,332
             15,102   ROYAL CARIBBEAN CRUISES LTD                                        612,084
              9,500   STAPLES INC                                                        244,720
             12,426   STARBUCKS CORP*                                                    482,874
             10,500   SUPERVALU INC                                                      323,295
             18,700   TARGET CORP                                                        811,019
             47,668   TIFFANY & CO                                                     1,859,052
             72,900   TIME WARNER INC*                                                 1,226,178
             18,500   TRIBUNE CO                                                         885,780
             11,700   UNIVISION COMMUNICATIONS INC CL A*                                 396,045
             19,000   VIACOM INTL INC CL B                                               734,350
             24,561   WAL-MART STORES INC                                              1,399,977

PAR VALUE OR SHARES   DESCRIPTION                                                          VALUE
------------------------------------------------------------------------------------------------
             33,100   WALT DISNEY CO                                            $        762,293
              4,800   WENDYS INTL INC                                                    187,200
              3,000   WHOLE FOODS MARKET INC                                             239,970
             30,790   WYNN RESORTS LTD*                                                1,229,445
              5,800   XM SATELITE RADIO HLDGS INC*                                       138,968
              2,500   YUM! BRANDS INC*                                                    96,975
                                                                                ----------------
                      TOTAL CONSUMER SERVICES                                   $     27,938,050

                      ENERGY 6.72%
                300   ALLIANT ENERGY CORP                                       $          7,458
             29,400   BP PLC SPON ADR                                                  1,555,260
             15,200   CHEVRONTEXACO CORP                                               1,390,800
             35,900   CONOCOPHILLIPS                                                   2,559,670
             14,600   COOPER CAMERON CORP*                                               705,910
              5,900   EOG RES INC                                                        290,575
            111,400   EXXON MOBIL CORP                                                 4,740,070
             43,000   OCCIDENTAL PETROLEUM CORP                                        2,029,600
              7,400   SEMPRA ENERGY INC                                                  234,950
              5,700   SMITH INTL INC*                                                    312,075
             22,400   SUNOCO INC                                                       1,408,960
             22,800   UNOCAL CORP                                                        821,712
              6,400   WEATHERFORD INTL LTD*                                              278,272
             51,900   WILLIAMS COS INC                                                   534,570
                                                                                ----------------
                      TOTAL ENERGY                                              $     16,869,882

                      FINANCIAL SERVICES 21.05%
             20,900   ALLSTATE CORP                                             $        959,310
             69,200   AMERICAN INTL GROUP INC                                          4,958,180
             30,600   AMERITRADE HLDG CORP CL A*                                         374,544
             66,356   BANK OF AMERICA CORP                                             5,340,994
             68,500   BANK OF NEW YORK CO INC                                          1,996,090
             18,400   BANK ONE CORP                                                      908,408
              3,600   BEAR STEARNS COS INC                                               288,504
              3,900   CAPITAL ONE FINL CORP                                              255,567
              8,300   CAPITALSOURCE INC*                                                 174,798
              8,400   CIGNA CORP                                                         541,884
             12,900   CIT GROUP INC                                                      443,373
            171,930   CITIGROUP INC                                                    8,268,114
              6,900   CITY HLDG CO                                                       211,140
             17,800   COMMERCE BANCORP INC                                             1,014,778
             28,100   COMPUCREDIT CORP*                                                  465,617
             13,341   COUNTRYWIDE FINL CORP                                              791,121
             33,400   E*TRADE FINL CORP*                                                 379,424
                660   FIDELITY NATL FINL INC                                              24,156
              2,900   GOLDEN WEST FINL CORP                                              304,819
             12,032   GOLDMAN SACHS GROUP INC                                          1,161,088
              7,900   HARTFORD FINL SVCS GROUP INC                                       482,532
             83,257   JP MORGAN CHASE & CO INC                                         3,130,463
              2,200   LEHMAN BROTHERS HLDGS INC                                          161,480
             69,300   MBNA CORP                                                        1,689,534
             72,661   MERRILL LYNCH & CO INC                                           3,940,406
              5,600   MGIC INVESTMENT CORP                                               412,272
             12,400   MORGAN STANLEY                                                     637,236
              9,600   PAYCHEX INC                                                        357,888
             17,100   PNC FINL SVCS GROUP INC                                            908,010
             43,200   PRINCIPAL FINL GROUP INC                                         1,524,960
             59,988   SLM CORP                                                         2,298,140
              2,800   SOVEREIGN BANCORP INC                                               55,944
              5,000   T ROWE PRICE GROUP INC                                             256,400
              1,200   UNIONBANCAL CORP                                                    64,116
             87,258   US BANCORP                                                       2,237,295
             54,300   WACHOVIA CORP                                                    2,484,225
             33,300   WELLS FARGO & CO                                                 1,880,118
                100   WFS FINL INC                                                         4,454
              4,900   WILLIS GROUP HLDGS LTD                                             177,919
             16,200   XL CAPITAL LTD CL A                                              1,236,870
                100   ZENITH NATL INS CORP                                                 4,312
                                                                                ----------------
                      TOTAL FINANCIAL SERVICES                                  $     52,806,483

                      HEALTH CARE 15.10%
             19,400   ABBOTT LABS                                               $        853,988
              2,800   AETNA INC                                                          231,700
              2,300   ALLERGAN INC                                                       202,515
             12,100   AMERISOURCEBERGEN CORP                                             700,469
             35,600   AMGEN INC*                                                       2,003,212
              3,200   ANTHEM INC*                                                        283,456
              2,900   BIOGEN IDEC INC*                                                   171,100
             62,954   BOSTON SCIENTIFIC CORP*                                          2,593,075
              1,000   DAVITA INC*                                                         51,100
             22,633   FOREST LABS INC*                                                 1,459,376
             32,131   GENENTECH INC*                                                   3,945,687
                900   GEN-PROBE INC*                                                      30,006
              2,900   HOSPIRA INC WI*                                                     82,534
              5,400   ICOS CORP*                                                         172,746
              1,900   IMS HEALTH INC                                                      47,975
              6,000   INVITROGEN CORP*                                                   433,380
              8,200   IVAX CORP*                                                         174,660
             76,900   JOHNSON & JOHNSON                                                4,154,907
                700   KOS PHARMACEUTICALS INC*                                            28,812
              5,600   MEDIMMUNE INC*                                                     135,744
             25,488   MEDTRONIC INC                                                    1,286,124
             55,700   MERCK & CO INC                                                   2,617,900
             16,800   MILLENNIUM PHARMACEUTICALS INC*                                    251,832
             10,550   MYLAN LABS INC                                                     241,701
                700   NDCHEALTH CORP                                                      16,009
             12,200   OXFORD HEALTH PLANS INC                                            664,168
            179,700   PFIZER INC                                                       6,426,072
             10,029   QUEST DIAGNOSTICS INC                                              845,946
              8,616   ROCHE HLDG AG                                                      903,730
              6,069   ST JUDE MED INC*                                                   462,822
              2,600   SYBRON DENTAL SPECIALTIES INC*                                      76,050
             56,242   UNITEDHEALTH GROUP INC                                           3,457,758
              2,300   VARIAN MEDICAL SYS INC*                                            197,432
             26,200   WYETH                                                              997,434
             21,101   ZIMMER HLDGS INC*                                                1,684,915
                                                                                ----------------
                      TOTAL HEALTH CARE                                         $     37,886,335

                      INDUSTRIALS 1.73%
             41,100   LOCKHEED MARTIN CORP                                      $      1,960,470
             86,303   TYCO INTL LTD                                                    2,369,017
                                                                                ----------------
                      TOTAL INDUSTRIALS                                         $      4,329,487

                      REAL ESTATE (PUBLICLY TRADED) 0.36%
              5,400   STARWOOD HOTELS & RESORTS                                 $        214,866
             13,500   THORNBURG MTG INC                                                  349,380
             23,300   TRIZEC PPTYS INC                                                   333,656
                                                                                ----------------
                      TOTAL REAL ESTATE (PUBLICLY TRADED)                       $        897,902

                      TECHNOLOGY 12.17%
              6,600   ADOBE SYS INC                                             $        272,844
              9,000   ADVANCED FIBER COMMUNICATIONS INC*                                 150,300
             67,600   AGERE SYS INC CL A*                                                152,776
             35,500   AGERE SYS INC CL B*                                                 77,035
              3,800   AMKOR TECHNOLOGY INC*                                               30,704
              4,700   ANDREW CORP*                                                        79,665
              6,600   APPLE COMPUTER INC*                                                169,818
             21,826   AUTOMATIC DATA PROCESSING INC                                      956,197
             24,700   AVAYA INC*                                                         337,896
              4,600   AVID TECHNOLOGY INC*                                               220,662
              7,300   AVOCENT CORP*                                                      234,257
              3,500   BROADCOM CORP CL A*                                                132,160
              4,300   CERNER CORP*                                                       184,126
             42,600   CISCO SYS INC*                                                     889,062
              7,800   COGNOS INC*                                                        245,934
             26,400   CORNING INC*                                                       291,192
              1,000   CURTISS-WRIGHT CORP                                                 47,100
             25,223   DELL INC*                                                          875,490
              5,400   DIEBOLD INC                                                        248,886
             24,414   ELECTRONIC ARTS INC*                                             1,235,837
                800   ELECTRONICS FOR IMAGING INC*                                        20,304
            147,400   HEWLETT PACKARD CO                                               2,903,780

PAR VALUE OR SHARES   DESCRIPTION                                                          VALUE
------------------------------------------------------------------------------------------------
             46,500   IBM CORP                                                  $      4,099,905
            106,300   INTEL CORP                                                       2,735,099
              8,000   INTERACTIVE CORP*                                                  254,960
             10,300   JUNIPER NETWORKS INC*                                              225,364
              5,700   KLA-TENCOR CORP*                                                   237,519
             30,500   KOMAG INC*                                                         387,655
              1,700   LAM RESEARCH CORP*                                                  37,638
             10,300   MACROMEDIA INC*                                                    212,180
              9,371   MAXIM INTEGRATED PRODS INC                                         430,972
            216,600   MICROSOFT CORP                                                   5,625,102
              7,900   MOLEX INC                                                          235,262
             90,879   MOTOROLA INC                                                     1,658,542
             16,300   NOVELL INC*                                                        157,132
              8,300   NVIDIA CORP*                                                       170,482
             43,209   QUALCOMM INC                                                     2,698,834
              4,000   SANDISK CORP*                                                       92,440
             19,100   SYMBOL TECHNOLOGIES INC                                            229,200
              1,000   TEXAS INSTRUMENTS INC                                               25,100
             26,900   TIBCO SOFTWARE INC*                                                201,750
              7,400   VERISIGN INC*                                                      119,362
             12,900   WESTERN WIRELESS CORP CL A*                                        268,578
              1,600   XEROX CORP*                                                         21,488
              8,600   XILINX INC*                                                        289,218
              7,200   YAHOO! INC*                                                        363,312
                                                                                ----------------
                      TOTAL TECHNOLOGY                                          $     30,533,119

                      TELECOMMUNICATIONS 3.47%
             46,100   AT&T CORP                                                 $        790,615
             66,700   BELLSOUTH CORP                                                   1,721,527
             87,479   NEXTEL COMMUNICATIONS INC CL A*                                  2,087,249
             46,100   SBC COMMUNICATIONS INC                                           1,147,890
              4,700   SPRINT CORP (FON GROUP)                                             84,083
             76,100   VERIZON COMMUNICATIONS INC                                       2,872,014
                                                                                ----------------
                      TOTAL TELECOMMUNICATIONS                                  $      8,703,378

                      TRANSPORTATION 1.06%
              1,400   EXPRESSJET HLDGS INC*                                     $         17,808
             22,424   FEDEX CORP                                                       1,612,510
              7,200   JETBLUE AIRWAYS CORP*                                              199,296
              9,000   OVERSEAS SHIPHOLDING GROUP                                         294,930
              9,500   RYDER SYS INC                                                      349,505
             10,200   SKYWEST INC                                                        185,640
                                                                                ----------------
                      TOTAL TRANSPORTATION                                      $      2,659,689

                      U.S. AGENCIES 0.31%
             13,500   FEDERAL HOME LOAN MORTGAGE CORP                           $        788,400
                                                                                ----------------
                      TOTAL U.S. AGENCIES                                       $        788,400

                      UTILITIES 1.95%
              5,300   AMERICAN ELECTRIC POWER INC                               $        161,332
             22,700   ENTERGY CORP                                                     1,239,420
             29,000   EXELON CORP                                                      1,941,260
             18,500   FIRSTENERGY CORP                                                   723,350
              6,900   FPL GROUP INC                                                      438,978
             23,800   XCEL ENERGY INC                                                    398,174
                                                                                ----------------
                      TOTAL UTILITIES                                           $      4,902,514
                                                                                ----------------

TOTAL COMMON STOCK (COST $226,116,484)                                          $    244,997,610

PREFERRED STOCK 0.65%

                      CONSUMER DURABLES 0.65%
             48,706   NEWS CORP LTD SPON ADR                                    $      1,643,828
                                                                                ----------------

TOTAL PREFERRED STOCK (COST $1,398,521)                                         $      1,643,828
                                                                                ----------------

TOTAL INVESTMENTS AT VALUE 98.31% (COST $227,515,005)                                246,641,438
                                                                                ----------------

OTHER ASSETS IN EXCESS OF LIABILITIES 1.69%                                            4,236,103
                                                                                ----------------

NET ASSETS 100.00%                                                              $    250,877,541

See Notes to Financial Statements.

SPON ADR   Sponsored American Depositary Receipt
WI         When-Issued Security

*Non-income producing security.

Schedule of Investments
COMMONFUND INSTITUTIONAL FUNDS
CIF SMALL CAP FUND

April 30, 2004

PAR VALUE OR SHARES   DESCRIPTION                                                          VALUE
------------------------------------------------------------------------------------------------
COMMON STOCK 99.04%

                      BANKING & FINANCE 1.68%
             15,375   ACE CASH EXPRESS INC*                                     $        468,937
              1,100   AMERICANWEST BANCORP*                                               20,108
                500   BRYN MAWR BANK CORP                                                 10,250
              2,700   CAPITAL CROSSING BANK*                                             131,490
              2,000   CENTER FINL CORP                                                    29,000
              3,400   CENTRAL PACIFIC FINL CO                                             85,306
                400   FIRST BANCORP/NC                                                    12,260
             14,300   FIRST MARBLEHEAD CORP*                                             424,138
             20,100   FIRST NTL BANKSHARES OF FLORIDA                                    370,041
                335   FIRSTBANK CORP                                                       9,032
              3,400   HUDSON RIVER BANCORP                                                61,234
                200   NATIONAL BANKSHARES INC                                              8,812
                600   OAK HILL FINL INC                                                   19,428
              5,710   SIGNATURE BANK/NEW YORK NY*                                        134,356
                700   STATE FINL SVCS CORP CL A                                           20,489
             25,300   TEXAS CAPITAL BANCSHARES INC*                                      379,500
              1,000   TRICO BANCSHARES                                                    34,780
              1,400   WESBANCO INC                                                        39,900
                600   WESTERN SIERRA BANCORP*                                             25,044
                700   WILSHIRE STATE BANK/CALIFORNIA*                                     16,723
              1,700   YARDVILLE NTL BANCORP                                               41,650
                                                                                ----------------
                      TOTAL BANKING & FINANCE                                   $      2,342,478

                      BASIC INDUSTRIES 6.76%
             17,400   ANCHOR GLASS CONTAINER CORP                               $        275,094
                300   BE AEROSPACE INC*                                                    1,974
                600   BUILDING MATERIALS HLDG CORP                                         9,864
             10,300   CAMBREX CORP                                                       254,616
              1,600   CENTURY ALUMINUM CO*                                                31,680
              8,100   CLEVELAND CLIFFS INC*                                              383,778
             10,400   COMMERCIAL METALS CO                                               272,480
             26,000   CROMPTON CORP                                                      161,720
              1,900   EAGLE MATERIALS INC                                                124,830
              1,500   ENNIS BUSINESS FORMS INC                                            22,485
              9,400   FERRO CORP                                                         243,366
              9,400   FMC CORP*                                                          403,166
              5,500   FMC TECHNOLOGIES INC*                                              149,875
             20,400   GARDNER DENVER INC*                                                534,888
                900   GEORGIA GULF CORP                                                   28,674
              7,700   GREIF INC CL A                                                     253,099
             41,600   GRIFFON CORP*                                                      913,120
             34,155   INSIGHT ENTERPRISES INC*                                           571,755
              3,500   INTEGRATED ELECTRICAL SVCS INC*                                     34,125
             11,200   INTERPOOL INC                                                      182,000
              2,200   LENNOX INTL INC                                                     36,762
             49,200   LOUISIANA-PACIFIC CORP                                           1,160,628
                100   LSI INDS INC                                                         1,159
             22,200   MACDERMID INC                                                      718,836
              3,500   MAVERICK TUBE CORP*                                                 79,205
             11,700   O M GROUP INC*                                                     297,765
              7,600   OCTEL CORP                                                         177,080
              7,000   OLIN CORP                                                          120,890
             12,100   ONEOK INC                                                          253,495
              1,100   RELIANCE STEEL & ALUMINUM CO                                        36,322
              2,100   ROCK TENNESSEE CO CL A                                              31,290
              7,900   RTI INTL METALS INC*                                               115,735
                450   SCHNITZER STEEL INDS INC CL A                                       11,821
              2,200   SCHWEITZER MAUDUIT INTL INC                                         68,178
              5,500   SILGAN HLDGS INC*                                                  231,385
             19,100   SPARTECH CORP                                                      435,671
             30,100   STEEL DYNAMICS INC*                                                724,507
              3,300   TRC COS INC*                                                        53,889
                                                                                ----------------
                      TOTAL BASIC INDUSTRIES                                    $      9,407,207

                      CABLE & MEDIA 0.22%
             17,100   CITADEL BROADCASTING CORP*                                $        296,685
                500   DITECH COMMUNICATIONS CORP*                                          7,190
                                                                                ----------------
                      TOTAL CABLE & MEDIA                                       $        303,875

                      CAPITAL GOODS 9.80%
             25,390   AAR CORP*                                                 $        257,708
              8,620   ACTEL CORP*                                                        171,710
             25,200   ACUITY BRANDS INC                                                  616,644
                300   ADE CORP*                                                            5,364
             12,800   ADTRAN INC                                                         313,728
              2,800   APPLIED INDUSTRIAL TECHNOLOGIES INC                                 73,584
              3,500   ARMOR HLDGS INC*                                                   115,640
                400   ASBURY AUTOMOTIVE GROUP INC*                                         6,476
             12,250   ATMI INC*                                                          270,480
              2,400   BALDOR ELECTRIC CO                                                  54,192
              4,500   BARNES GROUP INC                                                   122,625
              3,300   BEL FUSE INC CL B                                                  101,904
             25,100   BELDEN INC                                                         438,999
              6,500   BENCHMARK ELECTRONICS INC*                                         175,695
             17,600   BRIGGS & STRATTON CORP                                           1,232,000
              6,400   CHITTENDEN CORP                                                    194,688
              4,100   CIRCOR INTL INC                                                     80,196
             25,300   COHERENT INC*                                                      618,585
             31,178   CONEXANT SYS INC*                                                  135,624
             21,700   CTS CORP                                                           283,185
             19,100   DSP GROUP INC*                                                     473,298
             15,000   ELECTRO SCIENTIFIC INDS INC*                                       306,600
              5,900   EMCOR GROUP INC*                                                   241,310
             10,000   ESTERLINE TECHNOLOGIES CORP*                                       247,500
              3,200   EXCEL TECHNOLOGY INC*                                              108,288
              5,805   FISHER SCIENTIFIC INTL INC*                                        339,883
              8,000   FLOWSERVE CORP*                                                    170,960
                100   GENLYTE GROUP INC*                                                   5,732
                400   II-VI INC*                                                           9,872
             12,300   INSITUFORM TECHNOLOGIES INC CL A*                                  199,752
                600   ITRON INC*                                                          12,828
              9,200   KAYDON CORP                                                        257,324
             59,200   KEMET CORP*                                                        732,896
             34,900   KULICKE & SOFFA INDS INC*                                          346,557
              9,500   LECROY CORP*                                                       183,065
              9,400   LYDALL INC*                                                         91,744
              3,800   MASTEC INC*                                                         27,854
             31,875   MEMC ELECTRONICS MATERIALS INC*                                    254,044
              7,800   MERIX CORP*                                                        121,290
              7,200   PARLEX CORP*                                                        48,240
             14,200   PEMSTAR INC*                                                        46,292
              4,600   PENN ENGINEERING & MFG CORP                                         78,200
             10,400   PLANAR SYS INC*                                                    126,776
             16,400   PLEXUS CORP*                                                       235,832
              5,000   POWELL INDS INC*                                                    79,500
              3,200   QUAKER CHEMICAL CORP                                                80,832
             18,500   RAYOVAC CORP*                                                      493,025
              6,600   REGAL BELOIT CORP                                                  132,066
             50,000   REMEC INC*                                                         314,500
                100   RICHARDSON ELECTRONICS LTD                                           1,101
                900   ROFIN SINAR TECHNOLOGIES INC*                                       20,853
                200   SAUER INC                                                            3,000
             20,100   STEELCASE INC CL A                                                 247,029
              5,600   STONERIDGE INC*                                                     85,400
             21,900   TECHNITROL INC*                                                    465,813
              6,200   TECUMSEH PRODS CO CL A                                             240,994
              8,700   TEREX CORP*                                                        285,795
              6,300   VARIAN INC*                                                        258,552
             27,000   VISHAY INTERTECHNOLOGY INC*                                        469,800
             10,800   WASTE CONNECTIONS INC*                                             434,916
              5,700   WOODHEAD DANIEL INC                                                 84,075
                                                                                ----------------
                      TOTAL CAPITAL GOODS                                       $     13,632,415

                      CONSUMER DURABLES 4.25%
             39,700   AMERICAN WEST HLDGS CORP CL B*                            $        393,030
              1,700   BANDAG INC                                                          74,035
                900   CARMIKE CINEMAS INC*                                                33,966
              2,200   CATALINA MARKETING CORP*                                            36,476
              7,300   DURA AUTOMOTIVE SYS INC*                                            91,688
             20,500   ELK CORP                                                           568,260
             14,900   FLEETWOOD ENTERPRISES INC*                                         216,050

PAR VALUE OR SHARES   DESCRIPTION                                                          VALUE
------------------------------------------------------------------------------------------------
              4,800   G & K SVCS INC CL A                                       $        181,920
              5,900   HUGHES SUPPLY INC                                                  329,751
              5,700   INGRAM MICRO INC CL A*                                              68,115
             12,100   INTER TEL INC                                                      289,674
              5,900   LA-Z-BOY INC                                                       122,956
              9,600   MAPICS INC*                                                         76,320
              1,150   MARINE PRODS CORP                                                   20,332
             10,100   MILLER HERMAN INC                                                  265,428
              4,900   MONACO COACH CORP                                                  127,743
                400   MTR GAMING GROUP INC*                                                3,460
             14,000   OAKLEY INC                                                         193,760
             11,000   ONEIDA LTD*                                                         15,400
             33,400   PSS WORLD MEDICAL INC*                                             373,746
              3,200   PULITZER INC                                                       161,920
             15,300   RALCORP HLDGS INC*                                                 532,593
              1,000   SUNTERRA CORP*                                                      13,100
             20,700   THOMAS NELSON INC                                                  541,512
              9,100   TORO CO                                                            529,165
             18,500   VISTEON CORP                                                       200,910
             10,300   WATSCO INC                                                         300,245
              3,800   YORK INTL CORP                                                     148,960
                                                                                ----------------
                      TOTAL CONSUMER DURABLES                                   $      5,910,515

                      CONSUMER NON-DURABLES 1.93%
              3,900   AEROPOSTALE INC*                                          $         85,761
              6,100   CHIQUITA BRANDS INTL INC*                                          109,861
              3,600   GENESCO INC*                                                        80,100
              4,900   HB FULLER CO                                                       134,260
              7,100   NASH FINCH CO                                                      146,757
             10,700   RUSSELL CORP                                                       177,941
              6,100   SANDERSON FARMS INC                                                226,798
              8,300   STEINWAY MUSICAL INSTRUMENTS INC*                                  300,875
             15,500   TNS INC*                                                           331,700
              6,600   TUPPERWARE CORP                                                    123,618
              6,400   UNIFIRST CORP                                                      188,800
             14,200   UNITED STATIONERS INC*                                             539,600
             12,500   WARNACO GROUP INC*                                                 239,125
                                                                                ----------------
                      TOTAL CONSUMER NON-DURABLES                               $      2,685,196

                      CONSUMER SERVICES 20.64%
             13,115   1-800-FLOWERS.COM INC*                                    $        132,330
              1,600   7-ELEVEN INC*                                                       25,760
             29,400   AARON RENTS INC                                                    851,424
             10,500   ADVISORY BOARD CO*                                                 363,405
             47,200   ALAMOSA HLDGS INC*                                                 339,840
              2,800   ALDERWOODS GROUP INC*                                               34,384
             12,100   ALLIANCE GAMING CORP*                                              302,137
             24,200   ALLOY ONLINE INC*                                                  115,918
             11,200   AMERICAN EAGLE OUTFITTERS INC*                                     287,728
             16,600   AMERISTAR CASINOS INC                                              526,552
              2,100   ANGELICA CORP                                                       48,300
              5,355   ANN TAYLOR STORES CORP*                                            217,038
              8,550   APPLEBEES INTL INC                                                 331,569
             16,500   ASCENTIAL SOFTWARE CORP*                                           280,500
              4,400   ASPECT COMMUNICATIONS CORP*                                         52,052
             38,300   BALLYS TOTAL FITNESS HLDG CORP*                                    157,796
              5,800   BJ'S WHOLESALE CLUB INC*                                           140,534
              2,250   BOOKHAM TECHNOLOGY SPON ADR*                                         3,127
             39,700   BOSTON COMMUNICATIONS GROUP INC*                                   427,172
             15,300   BOWNE & CO INC                                                     259,029
             13,950   BROOKSTONE INC*                                                    277,465
              2,200   BURLINGTON COAT FACTORY WAREHOUSE                                   41,712
             10,995   CACHE INC*                                                         307,860
             12,100   CALIFORNIA PIZZA KITCHEN INC*                                      254,221
              4,200   CALLAWAY GOLF CO                                                    71,274
              2,250   CEC ENTERTAINMENT INC*                                              76,882
              9,670   CHARLES RIVER ASSOCIATES INC*                                      312,051
             18,600   CHARMING SHOPPES INC*                                              131,316
             10,000   CHILDRENS PLACE RETAIL STORES INC*                                 263,400
             16,500   CHRISTOPHER & BANKS CORP                                           295,185
             23,300   CIRCUIT CITY STORES INC                                            272,144
              6,500   CKE RESTAURANT INC*                                                 68,250
              4,600   CONSOLIDATED GRAPHICS INC*                                $        171,672
             15,190   CORINTHIAN COLLEGES INC*                                           465,118
              5,735   CORP EXECUTIVE BOARD CO                                            296,213
             11,235   COST PLUS INC*                                                     406,707
             13,345   CUMULUS MEDIA INC*                                                 280,512
                700   DAVE & BUSTERS INC*                                                 13,027
             27,890   DIGITAS INC*                                                       276,390
             26,800   DOLLAR THRIFTY AUTOMOTIVE GROUP*                                   706,180
             18,085   EDUCATION MANAGEMENT CORP*                                         641,294
              3,600   EPIQ SYS INC*                                                       51,300
             15,275   FLAMEL TECHNOLOGIES SA SPON ADR*                                   403,107
              7,200   FOOT LOCKER INC                                                    172,800
              6,300   FTI CONSULTING INC*                                                103,635
             23,400   GAMESTOP CORP CL A*                                                412,074
             22,800   GARTNER GROUP INC CL A*                                            272,232
             12,800   GARTNER GROUP INC CL B*                                            151,168
              5,200   GAYLORD ENTERTAINMENT CO*                                          162,968
              1,400   GOLDEN TELECOM INC                                                  39,578
              7,400   GOODYS FAMILY CLOTHING INC                                          92,426
             32,555   GRAY TELEVISION INC                                                482,465
             21,500   GYMBOREE CORP*                                                     379,475
              1,500   HARTMARX CORP*                                                       8,745
              8,300   HAVERTY FURNITURE COS INC                                          149,981
             10,100   HUDSON HIGHLAND GROUP INC*                                         308,959
             28,290   INTEGRATED ALARM SVCS GROUP INC*                                   274,413
              8,400   INTRAWEST CORP                                                     128,352
              8,200   J. JILL GROUP INC*                                                 173,676
             20,100   JACK IN THE BOX INC*                                               544,308
             24,300   JOHN H HARLAND CO                                                  748,683
              3,800   JOURNAL REGISTER CO*                                                75,354
             32,985   KROLL INC*                                                         977,675
              1,000   LIN TV CORP CL A*                                                   22,490
              8,900   LITHIA MOTORS INC CL A                                             229,887
             24,700   MACROVISION CORP*                                                  415,948
              1,600   METHODE ELECTRONICS INC                                             18,144
             18,900   MODEM MEDIA INC*                                                    97,902
                100   MONRO MUFFLER INC*                                                   2,377
             64,125   MOVIE GALLERY INC                                                1,245,307
             13,925   MSC INDL DIRECT CO CL A                                            399,090
              3,400   NEW ENGLAND BUSINESS SVC INC                                       118,014
             13,100   PANTRY INC*                                                        261,345
              8,100   PAYLESS SHOESOURCE INC*                                            114,615
             32,200   PENN NATL GAMING INC*                                              949,578
             18,895   PETSMART INC                                                       523,391
              4,700   PHOTRONICS INC*                                                     69,983
              4,600   POMEROY COMPUTER RES INC                                            63,940
             32,100   PRG SCHULTZ INTL INC*                                              150,870
              1,100   R H DONNELLEY CORP*                                                 49,819
             25,462   RARE HOSPITALITY INTL INC*                                         696,895
              9,300   RC2 CORP*                                                          252,123
             11,400   READERS DIGEST ASSN INC                                            163,362
             56,000   REGENT COMMUNICATIONS INC*                                         356,720
              8,000   RESOURCES CONNECTION INC*                                          322,480
             13,200   RYAN'S FAMILY STEAK HOUSE INC*                                     239,448
             12,200   SAKS INC                                                           175,680
              9,100   SCHOLASTIC CORP*                                                   258,076
             12,500   SCHOOL SPECIALTY INC*                                              445,375
             37,800   SHOPKO STORES INC*                                                 501,228
             17,100   SONIC AUTOMOTIVE INC                                               425,790
              8,100   SOTHEBYS HLDGS INC CL A*                                           105,219
              6,600   SOURCECORP*                                                        169,554
             13,200   STAGE STORES INC*                                                  518,232
              6,500   TALBOTS INC                                                        227,175
                600   THE FINISH LINE INC*                                                20,118
             27,100   TOO INC*                                                           475,334
                200   TRANS WORLD ENTERTAINMENT CORP*                                      2,076
              4,900   UNITED AUTO GROUP INC                                              151,067
             35,100   UNITED RENTALS INC*                                                603,720
              7,000   UNIVERSAL TECHNICAL INSTITUTE INC*                                 311,430
              2,800   VAIL RESORTS INC*                                                   43,540
              7,900   VALUEVISION MEDIA INC CL A*                                        110,916
              1,400   VENTIV HEALTH INC*                                                  19,698

PAR VALUE OR SHARES   DESCRIPTION                                                          VALUE
------------------------------------------------------------------------------------------------
              5,800   VOLT INFORMATION SCIENCES INC*                            $        149,698
             22,800   WET SEAL INC CL A*                                                 125,628
              8,300   ZALE CORP*                                                         464,136
                                                                                ----------------
                      TOTAL CONSUMER SERVICES                                   $     28,706,260

                      ENERGY 5.21%
              3,000   ADVANCED ENERGY INDS INC*                                 $         39,720
              2,600   CLAYTON WILLIAMS ENERGY INC*                                        81,926
             13,950   COMSTOCK RESOURCES INC*                                            283,882
              4,300   CORE LABS NV*                                                       97,782
              8,100   DENBURY RESOURCES INC*                                             147,906
             11,700   FORREST OIL CORP*                                                  307,125
             20,900   GRAFTECH INTL LTD*                                                 185,383
             64,400   GREY WOLF INC*                                                     256,312
                300   GULF ISLAND FABRICATION INC                                          6,744
             21,900   MAGNUM HUNTER RESOURCES INC*                                       224,913
             11,700   NATIONAL-OILWELL INC*                                              326,664
              9,500   NUEVO ENERGY CO*                                                   327,750
              7,600   OCEANEERING INTL INC*                                              212,800
                100   OIL STATES INTL INC*                                                 1,354
              9,900   PETROLEUM DEVELOPMENT CORP*                                        261,558
              5,200   PLAINS EXPLORATION & PRODUCT*                                      102,440
             35,400   PRIDE INTL INC*                                                    597,198
              9,700   ROWAN COS INC*                                                     216,310
                200   RPC INC                                                              2,576
             13,800   SOUTHWEST GAS CORP                                                 314,640
              2,700   SOUTHWESTERN ENERGY CO*                                             67,905
              2,050   ST MARY LAND & EXPLORATION CO                                       74,107
             27,000   TESORO PETROLEUM CORP*                                             548,370
              2,300   TETRA TECHNOLOGIES INC*                                             54,993
              3,900   TODCO*                                                              57,720
             14,700   UNIT CORP*                                                         415,275
              3,300   UNIVERSAL COMPRESSION HLDGS*                                        98,208
             31,500   VARCO INTL INC*                                                    651,735
             45,400   VERITAS DGC INC*                                                   927,522
             19,000   W H ENERGY SVCS INC*                                               349,220
                                                                                ----------------
                      TOTAL ENERGY                                              $      7,240,038

                      FINANCIAL SERVICES 8.23%
                900   ABC BANCORP                                               $         17,154
              2,800   ADVANTA CORP CL B                                                   44,856
                900   AFFILIATED MANAGERS GROUP INC*                                      43,830
                300   BANCFIRST CORP                                                      16,515
                100   BANK OF THE OZARKS INC                                               2,384
             35,700   BANKATLANTIC BANCORP INC CL A                                      558,705
              4,400   BANKUNITED FINL CORP CL A*                                         116,292
             23,200   BISYS GROUP INC*                                                   336,400
             14,125   BRISTOL WEST HOLDINGS INC*                                         289,562
             13,550   CAPITALSOURCE INC*                                                 285,363
                125   CASCADE BANCORP                                                      2,096
              6,400   CITY HLDG CO                                                       195,840
                500   COLUMBIA BANCORP                                                     7,400
              6,200   COLUMBIA BANKING SYS INC                                           139,128
              2,300   COMMUNITY BANK SYS INC                                              46,782
              9,200   COMMUNITY FIRST BANKSHARES INC                                     296,056
              1,070   COMMUNITY TRUST BANCORP INC                                         31,233
             25,000   COMPUCREDIT CORP*                                                  414,250
              9,350   CONSECO INC*                                                       185,130
              5,300   CORUS BANKSHARES INC                                               200,075
             10,300   DELPHI FINL GROUP INC CL A                                         413,648
              6,500   EAST WEST BANCORP INC                                              366,145
                100   FIRST COMMUNITY BANCORP                                              3,415
                400   FIRST COMMUNITY BANCSHARES                                          11,356
             16,200   FIRST NIAGARA FINL GROUP INC                                       204,120
              2,900   FIRST REPUBLIC BANK                                                110,490
              4,200   FIRSTFED FINL CORP*                                                169,764
             39,500   FLAGSTAR BANCORP INC                                               806,985
              5,000   FLUSHING FINL CORP                                                  86,000
              6,400   FREMONT GENERAL CORP                                               137,920
              1,400   FRONTIER FINL CORP                                                  46,410
             10,220   FULTON FINANCE CORP                                                210,532
              3,600   HANCOCK HLDG CO                                                    100,476
              2,200   HANMI FINL CORP                                           $         54,494
                200   HERITAGE COMMERCE CORP*                                              2,790
              2,400   INDEPENDENT BANK CORP MA                                            64,694
              2,850   INDEPENDENT BANK CORP MI                                            71,336
             19,600   IRWIN FINL CORP                                                    463,540
              1,200   ITLA CAPITAL CORP*                                                  51,600
              1,000   MACATAWA BANK CORP                                                  25,210
                450   MAINSOURCE FINL GROUP INC                                            9,787
              4,300   MID STATE BANCSHARES                                                96,707
              4,100   NARA BANCORP INC                                                   118,080
                200   NAVIGATORS GROUP INC*                                                5,210
              3,700   NBT BANCORP INC                                                     77,404
                300   NEW CENTURY FINL CORP                                               12,729
              3,900   NYMAGIC INC                                                         99,840
              3,370   ORIENTAL FINL GROUP INC                                             96,112
              6,100   PACIFIC CAPITAL BANCORP                                            223,748
              7,940   PFF BANCORP INC COM                                                297,353
             11,400   PHOENIX COS INC                                                    144,438
              3,800   PIPER JAFFRAY COS*                                                 183,996
              1,200   PRIVATEBANCORP INC                                                  66,384
             10,400   PROCENTURY CORP*                                                   109,200
              2,500   PROSPERITY BANCSHARES INC                                           57,925
             10,200   R & G FINL CORP CL B                                               315,690
              5,500   RLI CORP                                                           191,125
              1,400   SAFETY INS GROUP INC                                                30,254
             11,700   SELECTIVE INS GROUP INC                                            418,392
                300   SOUND FEDERAL BANCORP INC                                            3,960
                500   STERLING FINL CORP*                                                 15,748
              4,200   STEWART INFORMATION SVCS CORP                                      149,100
              3,000   SUSQUEHANNA BANCSHARES INC                                          70,200
                400   TAYLOR CAPITAL GROUP INC                                             8,308
             29,000   UICI CORP*                                                         501,990
              1,200   VIRGINIA COMMERCE BANCORP*                                          30,000
              2,000   WASHINGTON TRUST BANCORP INC                                        51,840
              2,000   WEST COAST BANCORP                                                  44,000
              5,725   WESTCORP INC                                                       252,472
              4,300   WFS FINL INC                                                       191,522
             16,100   WORLD ACCEPT CORP*                                                 246,330
              2,200   WSFS FINL CORP                                                     106,612
             13,800   ZENITH NATL INS CORP                                               595,056
                                                                                ----------------
                      TOTAL FINANCIAL SERVICES                                  $     11,451,488

                      HEALTH CARE 10.37%
             13,625   ACCREDO HEALTH INC*                                       $        526,606
              3,400   ADVANCED MEDICAL OPTICS INC*                                       107,236
              1,800   ALARIS MEDICAL INC*                                                 34,956
             18,700   ALBANY MOLECULAR RESEARCH INC*                                     303,314
             30,300   ALPHARMA INC CL A                                                  658,419
             23,620   AMERICAN HEALTHWAYS INC*                                           572,313
             12,400   AMERICAN MEDICAL SYS HLDGS INC*                                    321,904
             10,400   AMERIGROUP CORP*                                                   431,704
                615   ANALOGIC CORP                                                       29,120
             20,025   ANGIOTECH PHARMACEUTICALS IN*                                      417,521
              2,300   APPLERA CORP-CELERA GENOMICS GROUP*                                 27,117
             13,650   BRADLEY PHARMACEUTICALS INC*                                       357,903
              4,880   CEPHALON INC*                                                      277,721
              8,700   CHARLES RIVER LABS INTL INC*                                       400,200
              2,600   COLLAGENEX PHARMACEUTICALS INC*                                     26,520
             19,210   CONCEPTUS INC*                                                     220,915
              2,600   CONNETICS CORP*                                                     50,570
              3,700   CROSS COUNTRY HEALTHCARE INC*                                       61,013
              3,600   CURATIVE HEALTH SVCS INC*                                           41,760
             19,300   CYPRESS BIOSCIENCE INC*                                            280,429
              3,000   DADE BEHRING HLDGS INC*                                            138,000
              1,100   DIAGNOSTIC PRODS CORP                                               46,926
              9,700   GEN-PROBE INC*                                                     323,398
             29,300   HEALTHEXTRAS INC*                                                  372,696
              3,700   ICU MEDICAL INC*                                                   123,469
              2,800   IMMUCOR INC*                                                        69,020
             15,440   INTUITIVE SURGICAL INC*                                            249,356
                600   INVACARE CORP                                                       23,898
             14,100   INVERESK RESEARCH GROUP INC*                                       399,594

PAR VALUE OR SHARES   DESCRIPTION                                                          VALUE
------------------------------------------------------------------------------------------------
             10,190   KEITHLEY INSTRUMENTS INC                                  $        212,462
              7,500   KINDRED HEALTHCARE INC*                                            367,350
             19,400   KOS PHARMACEUTICALS INC*                                           798,504
             13,500   LABONE INC CL A*                                                   398,790
              9,200   LIFEPOINT HOSPS INC*                                               328,992
              1,600   LUMINEX CORP*                                                       15,280
             11,250   MARINER HEALTH CARE INC*                                           203,175
             13,750   MEDICIS PHARMACEUTICAL CORP CL A                                   590,150
                300   MEDQUIST INC*                                                        4,083
              2,500   MERIDIAN BIOSCIENCE INC                                             27,500
              6,905   MGI PHARMA INC*                                                    426,867
              2,600   NDCHEALTH CORP                                                      59,462
             30,350   NOVAVAX INC*                                                       151,750
                400   OCULAR SCIENCES INC*                                                11,240
              9,100   PDI INC*                                                           232,596
              3,500   POLYMEDICA CORP                                                     97,440
              1,500   POZEN INC*                                                          17,760
              9,100   PRIORITY HEALTHCARE CORP CL B*                                     182,455
             12,050   PSYCHIATRIC SOLUTIONS INC*                                         280,163
              1,400   REHABCARE GROUP INC*                                                28,630
              5,900   RES CARE INC*                                                       80,004
              5,500   RESPIRONICS INC*                                                   288,255
             11,350   SALIX PHARMACEUTICALS LTD*                                         351,056
              6,000   SELECT MEDICAL CORP                                                113,700
             40,500   SOLA INTL INC*                                                     831,060
              2,300   SYBRON DENTAL SPECIALTIES INC*                                      67,275
              1,200   TANOX INC*                                                          20,460
              1,300   TECHNE CORP*                                                        50,648
              8,700   UNITED SURGICAL PARTNERS INTL INC*                                 315,114
              1,300   USANA HEALTH SVCS INC*                                              35,035
             10,300   VCA ANTECH INC*                                                    421,167
             12,150   VICURON PHARMACEUTICALS INC*                                       277,142
             28,250   VIROLOGIC INC*                                                      82,208
              2,100   WEST PHARMACEUTICAL SVCS INC                                        81,480
              2,800   ZOLL MEDICAL CORP*                                                  84,336
                                                                                ----------------
                      TOTAL HEALTH CARE                                         $     14,427,187

                      INDUSTRIALS 0.68%
             19,800   CHEROKEE INTL CORP*                                       $        295,020
                300   CHESAPEAKE UTILITIES CORP                                            7,275
              3,800   CSS INDS INC                                                       128,440
             24,200   DIAMONDCLUSTER INTL INC*                                           248,050
              2,900   LADISH CO INC*                                                      27,666
             16,600   METAL MANAGEMENT INC*                                              240,700
                                                                                ----------------
                      TOTAL INDUSTRIALS                                         $        947,151

                      REAL ESTATE (PUBLICLY TRADED) 4.96%
              8,400   ANWORTH MTG ASSET CORP                                    $         98,028
             12,300   ASSOCIATED ESTATES REALTY CORP                                     100,245
             10,500   BOYKIN LODGING CO*                                                  82,845
             22,700   BRANDYWINE REALTY TRUST                                            575,218
             15,200   ENTERTAINMENT PPTYS TRUST                                          508,592
             40,000   EQUITY INNS INC                                                    328,000
             12,600   FELCOR LODGING TRUST*                                              126,000
              1,100   FIRST INDUSTRIAL REALTY TRUST                                       37,015
             19,400   GLENBOROUGH REALTY TRUST INC                                       364,526
             34,800   HRPT PPTYS TRUST                                                   332,340
             22,600   KILROY REALTY CORP                                                 708,510
             13,300   KOGER EQUITY INC                                                   278,635
             68,500   LA QUINTA CORP*                                                    492,515
             11,100   LASALLE HOTEL PPTYS                                                244,200
             14,600   LTC PPTYS INC                                                      227,176
             15,200   NATIONAL HEALTH INVESTORS INC                                      364,344
              2,400   NATIONWIDE HEALTH PPTYS INC                                         43,512
             16,500   NEWCASTLE INVESTMENT CORP                                          440,880
             13,600   OMEGA HEALTHCARE INVESTORS INC                                     125,800
              8,200   PENNSYLVANIA REAL ESTATE TRUST                                     265,270
             43,900   PRIME HOSPITALITY CORP*                                            441,195
             23,700   SENIOR HSG PPTYS TRUST                                             354,315
             10,900   THORNBURG MTG INC                                                  282,092
              7,700   WINSTON HOTELS INC                                                  70,917
                                                                                ----------------
                      TOTAL REAL ESTATE (PUBLICLY TRADED)                       $      6,892,170

                      SOFTWARE & COMPUTER SERVICES 0.74%
             28,800   AUTOBYTEL INC*                                            $        269,568
             14,600   CITADEL SECURITY SOFTWARE INC*                                      62,488
             37,125   INTERWOVEN INC*                                                    311,479
             15,000   OPNET TECHNOLOGIES INC*                                            218,700
             20,630   PORTAL SOFTWARE INC*                                               112,021
              4,400   QAD INC*                                                            48,444
                200   SPSS INC*                                                            2,844
                                                                                ----------------
                      TOTAL SOFTWARE & COMPUTER SERVICES                        $      1,025,544

                      TECHNOLOGY 18.97%
             31,190   ACTIVCARD CORP*                                           $        196,809
             31,025   ACTIVISION INC*                                                    467,237
             16,200   ADAPTEC INC*                                                       126,684
             59,650   AEROFLEX INC*                                                      750,397
             13,100   ANIXTER INTL INC                                                   383,830
             15,300   ANTEON INTL CORP*                                                  477,360
             30,850   ARRIS GROUP INC*                                                   184,483
             11,400   ASPEN TECHNOLOGY INC*                                               74,100
              6,100   AUDIOVOX CORP CL A*                                                 92,110
              1,200   AUGUST TECHNOLOGY CORP*                                             15,816
                600   AVID TECHNOLOGY INC*                                                28,782
             14,400   AVOCENT CORP*                                                      462,096
             91,400   AXCELIS TECHNOLOGIES INC*                                          960,614
             31,700   BELL MICROPRODUCTS INC*                                            206,684
             34,900   BORLAND SOFTWARE CORP*                                             287,925
              9,500   BROOKS AUTOMATION INC*                                             158,080
             32,000   CABLE DESIGN TECHNOLOGIES CORP*                                    272,960
              3,300   C-COR.NET CORP*                                                     29,964
              3,000   CERNER CORP*                                                       128,460
             13,700   CHECKPOINT SYS INC*                                                220,159
             11,100   COMMSCOPE INC*                                                     194,361
             14,300   COMPUTER TASK GROUP INC*                                            68,640
              5,100   COMTECH TELECOMMUNICATIONS CORP*                                    82,518
                600   COVANSYS CORP*                                                       8,388
             30,700   CREDENCE SYS CORP*                                                 341,998
              2,800   CSG SYS INTL INC*                                                   47,012
              4,600   CURTISS-WRIGHT CORP                                                216,660
              8,350   DIODES INC*                                                        181,279
             38,600   DOT HILL SYS CORP*                                                 289,500
             13,300   E.PIPHANY INC*                                                      58,254
             76,900   EARTHLINK INC*                                                     708,249
              8,700   ELECTRO RENT CORP                                                   88,479
             22,145   ELECTRONICS FOR IMAGING INC*                                       562,040
             26,065   EMULEX CORP*                                                       434,504
                600   ENGINEERED SUPPORT SYS INC                                          29,178
             26,305   ESPEED INC*                                                        462,968
              5,800   EVANS & SUTHERLAND COMPUTER CORP*                                   29,058
             10,800   EXAR CORP*                                                         164,808
             28,759   EXTREME NETWORKS INC*                                              159,037
             10,900   FACTSET RESEARCH SYS INC                                           433,384
             11,300   FEDERAL SIGNAL CORP                                                205,660
             15,700   FEI CO*                                                            313,686
              4,500   FILENET CORP*                                                      123,570
             16,200   FINDWHAT.COM INC*                                                  326,576
             17,800   FSI INTL INC*                                                      106,800
              1,200   GENERAL COMMUNICATION INC CL A*                                     10,680
             17,300   GERBER SCIENTIFIC INC*                                             103,800
              6,400   GLOBAL IMAGING SYS INC*                                            221,568
             31,800   HARRIS INTERACTIVE INC*                                            231,822
              4,200   HEICO CORP                                                          67,200
              5,400   HEICO CORP CL A                                                     67,770
             17,345   HYPERION SOLUTIONS CORP*                                           665,701
             14,975   INFOCUS CORP*                                                      122,346
              1,000   INFOUSA INC*                                                         9,090
              3,900   INSIGHT COMMUNICATIONS INC*                                         35,529
             21,300   INTEGRATED DEVICE TECHNOLOGY INC*                                  286,485
                100   INTERNET SECURITY SYS INC*                                           1,329
              7,900   KAMAN CORP CL A                                                     98,197
             40,900   KOMAG INC*                                                         519,839
              7,490   LAM RESEARCH CORP*                                                 165,829
             37,400   LATTICE SEMICONDUCTOR CORP*                                        266,288

PAR VALUE OR SHARES   DESCRIPTION                                                          VALUE
------------------------------------------------------------------------------------------------
             19,375   LIONBRIDGE TECHNOLOGIES INC*                              $        174,763
             23,100   LTX CORP*                                                          252,483
             10,125   MANHATTAN ASSOCS INC*                                              272,059
             26,100   MANUGISTICS GROUP INC*                                             141,201
              3,300   MATTSON TECHNOLOGY INC*                                             32,274
             19,200   MAXTOR CORP*                                                       124,992
              5,200   MAXWELL TECHNOLOGIES INC*                                           75,868
                100   MERCURY COMPUTER SYS INC*                                            2,240
             41,400   MICROMUSE INC*                                                     277,794
                500   MICROS SYS INC*                                                     21,935
             36,140   MINDSPEED TECHNOLOGIES INC*                                        185,760
             29,700   MKS INSTRUMENTS INC*                                               570,834
             17,100   MTC TECHNOLOGIES INC*                                              448,191
              8,700   MTS SYS CORP                                                       204,885
             27,500   MYKROLIS CORP*                                                     400,125
              1,700   NEOFORMA INC*                                                       22,219
             10,300   NETIQ CORP*                                                        132,458
             12,200   NETWORK ASSOCIATES INC*                                            191,296
             16,400   NEWPORT CORP*                                                      243,376
              1,200   NII HOLDINGS INC CL B*                                              42,000
                100   NORTH PITTSBURGH SYS INC                                             1,790
              1,200   OMNIVISION TECHNOLOGIES INC*                                        26,762
              4,500   ORBITAL SCIENCES CORP*                                              57,960
                400   OVERLAND STORAGE INC*                                                5,676
             22,500   PACKETEER INC*                                                     271,125
             69,900   PARAMETRIC TECHNOLOGY CORP*                                        320,142
             14,300   PAXAR CORP*                                                        235,664
             12,140   PC TEL INC*                                                        134,511
             12,000   PEGASUS SOLUTIONS INC*                                             128,400
             34,085   PHOENIX TECHNOLOGIES LTD*                                          193,603
              7,800   POWERWAVE TECHNOLOGIES INC*                                         52,806
             19,900   PROGRESS SOFTWARE CORP*                                            407,950
              7,700   PROQUEST CO*                                                       205,590
             91,300   PTEK HLDGS INC*                                                    928,521
              1,500   RENAISSANCE LEARNING INC                                            33,900
             12,795   RUDOLPH TECHNOLOGIES INC*                                          205,616
              1,493   SAFENET INC*                                                        32,100
             40,800   SAPIENT CORP*                                                      228,480
              7,200   SBS TECHNOLOGIES INC*                                              107,280
             12,000   SEMTECH CORP*                                                      252,240
             16,700   SERENA SOFTWARE INC*                                               296,759
                200   SHENANDOAH TELECOM CO                                                5,450
             12,475   SIGMATEL INC*                                                      305,014
             24,145   SILICON IMAGE INC*                                                 246,038
             22,400   SILICON STORAGE TECHNOLOGY INC*                                    296,800
                750   SS & C TECHNOLOGIES INC                                             17,318
             22,450   STAKTEK HLDGS INC*                                                 202,050
             14,400   SYMMETRICOM INC*                                                   115,344
              9,425   SYNAPTICS INC*                                                     155,984
             50,600   TALK AMERICA HLDGS INC*                                            451,352
             20,600   TECHNOLOGY SOLUTIONS CO*                                            20,806
             29,300   TEKELEC*                                                           488,431
              4,900   THQ INC*                                                            90,846
             18,900   TOLLGRADE COMMUNICATIONS INC*                                      230,202
              4,000   TRANSACTION SYS ARCHITECTS INC CL A*                                84,920
             26,915   TTM TECHNOLOGIES INC*                                              299,026
              5,500   ULTRATECH INC*                                                      88,605
             23,300   UNITED ONLINE INC*                                                 386,780
              5,500   VEECO INSTRUMENTS INC*                                             125,125
              4,700   VERISITY LTD*                                                       35,720
             11,735   VIRAGE LOGIC CORP*                                                  92,589
             34,160   WATCHGUARD TECHNOLOGIES INC*                                       237,754
             18,600   WITNESS SYS INC*                                                   261,888
              9,800   ZORAN CORP*                                                        161,994
                                                                                ----------------
                      TOTAL TECHNOLOGY                                          $     26,378,294

                      TRANSPORTATION 3.56%
             28,500   AIRTRAN HLDGS INC*                                        $        347,985
             32,100   ATLANTIC COAST AIRLINES HLDGS INC*                                 210,255
              7,100   CENTRAL FREIGHT LINES INC*                                          91,590
              6,400   COVENANT TRANSPORT INC CL A*                                       112,704
             32,100   EXPRESSJET HLDGS INC*                                              408,312
              4,800   FLORIDA EAST COAST INDS INC                               $        174,960
              9,700   FORWARD AIR CORP*                                                  322,816
             21,700   FRONTIER AIRLINES INC*                                             197,036
              3,700   MARTEN TRANSPORT LTD*                                               64,306
             20,700   MESA AIR GROUP INC*                                                146,349
             18,300   OVERNITE CORP                                                      439,200
             23,900   OVERSEAS SHIPHOLDING GROUP                                         783,203
             36,895   PACER INTL INC*                                                    693,626
              8,100   SCS TRANSPORTATION INC*                                            185,328
             30,900   SKYWEST INC                                                        562,380
              1,400   US XPRESS ENTERPRISES INC CL A*                                     20,706
              4,400   WABTEC CORP                                                         71,720
              3,600   YELLOW ROADWAY CORP*                                               122,580
                                                                                ----------------
                      TOTAL TRANSPORTATION                                      $      4,955,056

                      UTILITIES 1.04%
             27,500   AVISTA CORP                                               $        464,750
              4,700   ENERGEN CORP                                                       194,345
              3,100   IONICS INC*                                                         71,517
              4,900   SOUTH JERSEY INDS INC                                              202,076
             11,400   UIL HLDGS CORP                                                     514,938
                                                                                ----------------
                      TOTAL UTILITIES                                           $      1,447,626
                                                                                ----------------

TOTAL COMMON STOCK (COST $131,209,863)                                          $    137,752,500
                                                                                ----------------

TOTAL INVESTMENTS AT VALUE 99.04% (COST $131,209,863)                                137,752,500
                                                                                ----------------

OTHER ASSETS IN EXCESS OF LIABILITIES 0.96%                                            1,334,579
                                                                                ----------------

NET ASSETS 100.00%                                                              $    139,087,079

See Notes to Financial Statements.

SPON ADR   Sponsored American Depositary Receipt

*Non-income producing security.

Schedule of Investments
COMMONFUND INSTITUTIONAL FUNDS
CIF ALL CAP EQUITY FUND

April 30, 2004

PAR VALUE OR SHARES   DESCRIPTION                                                          VALUE
------------------------------------------------------------------------------------------------
COMMON STOCK 81.26%

                      BASIC INDUSTRIES 4.54%
             32,700   ALCOA INC                                                 $      1,005,525
             39,500   DOW CHEMICAL CO                                                  1,567,755
             25,100   MOHAWK INDS INC*                                                 1,936,214
            149,500   PACTIV CORP*                                                     3,431,025
             26,200   WEYERHAUSER CO                                                   1,551,040
                                                                                ----------------
                      TOTAL BASIC INDUSTRIES                                    $      9,491,559

                      CABLE & MEDIA 0.68%
             79,900   DIRECTV GROUP INC*                                        $      1,430,210
                                                                                ----------------
                      TOTAL CABLE & MEDIA                                       $      1,430,210

                      CAPITAL GOODS 0.63%
             47,100   MASCO CORP                                                $      1,319,271
                                                                                ----------------
                      TOTAL CAPITAL GOODS                                       $      1,319,271

                      CONSUMER DURABLES 2.27%
             46,900   CAESARS ENTERTAINMENT INC*                                $        621,425
             49,300   GENERAL ELECTRIC CO                                              1,476,535
             56,600   MICHELIN (CGDE) CL B (FRANCE)                                    2,648,835
                                                                                ----------------
                      TOTAL CONSUMER DURABLES                                   $      4,746,795

                      CONSUMER NON-DURABLES 2.04%
             69,500   BUNGE LTD                                                 $      2,574,975
             46,100   JONES APPAREL GROUP INC                                          1,687,260
                                                                                ----------------
                      TOTAL CONSUMER NON-DURABLES                               $      4,262,235

                      CONSUMER SERVICES 12.46%
            118,900   CIRCUIT CITY STORES INC                                   $      1,388,752
            103,500   COMCAST CORP CL A*                                               3,115,350
             92,600   COMCAST CORP SPECIAL CL A*                                       2,684,474
             41,600   EBAY INC*                                                        3,320,512
             63,000   FOOT LOCKER INC                                                  1,512,000
             49,200   GAP INC                                                          1,082,892
            228,100   LIBERTY MEDIA CORP CL A*                                         2,495,414
            106,200   LIMITED BRANDS                                                   2,191,968
             40,500   RENT-A-CENTER INC*                                               1,185,435
             40,300   SCIENTIFIC GAMES CORP CL A*                                        727,012
             61,000   TIME WARNER INC*                                                 1,026,020
            167,800   UNITEDGLOBALCOM INC*                                             1,255,144
             75,700   UNIVISION COMMUNICATIONS INC CL A*                               2,562,445
             64,000   WALT DISNEY CO                                                   1,473,920
                                                                                ----------------
                      TOTAL CONSUMER SERVICES                                   $     26,021,338

                      ENERGY 3.02%
             26,800   APACHE CORP                                               $      1,122,116
             26,300   DEVON ENERGY CORP                                                1,609,560
             57,000   NOBLE CORP*                                                      2,118,120
             54,200   PETROKAZAKHSTAN INC                                              1,453,102
                                                                                ----------------
                      TOTAL ENERGY                                              $      6,302,898

                      FINANCIAL SERVICES 12.46%
             37,700   BANK OF AMERICA CORP                                      $      3,034,473
             89,300   CITIGROUP INC                                                    4,294,437
             32,900   HARTFORD FINL SVCS GROUP INC                                     2,009,532
             48,600   INFINITY PPTY & CASUALTY CORP                                    1,511,460
             36,100   JP MORGAN CHASE & CO INC                                         1,357,360
             39,500   MERRILL LYNCH & CO INC                                           2,142,085
             39,400   METLIFE INC                                                      1,359,300
             25,600   MORGAN STANLEY                                                   1,315,584
             48,400   NATIONAL CITY CORP                                               1,678,028
             79,800   PLATINUM UNDERWRITERS HLDGS LTD                                  2,552,004
             90,100   WILLIS GROUP HLDGS LTD (BERMUDA)                                 3,271,531
             19,700   XL CAPITAL LTD CL A                                              1,504,095
                                                                                ----------------
                      TOTAL FINANCIAL SERVICES                                  $     26,029,889

                      HEALTH CARE 11.35%
             40,500   AMERISOURCEBERGEN CORP                                    $      2,344,545
             34,700   ANTHEM INC*                                                      3,073,726
             39,500   BIOGEN IDEC INC*                                                 2,330,500
             23,400   CELGENE CORP*                                                    1,209,546
             60,600   GENZYME CORP*                                                    2,639,736
             51,000   GILEAD SCIENCES INC*                                             3,102,330
              8,900   GUIDANT CORP                                              $        560,789
             29,600   MERCK & CO INC                                                   1,391,200
             29,500   PFIZER INC                                                       1,054,920
             96,000   WYETH                                                            3,654,720
             29,300   ZIMMER HLDGS INC*                                                2,339,605
                                                                                ----------------
                      TOTAL HEALTH CARE                                         $     23,701,617

                      INDUSTRIALS 3.61%
             74,100   RINKER GROUP LTD ADR (AUSTRALIA)                          $      3,801,330
            136,400   TYCO INTL LTD                                                    3,744,180
                                                                                ----------------
                      TOTAL INDUSTRIALS                                         $      7,545,510

                      TECHNOLOGY 18.20%
            162,100   ANDREW CORP*                                              $      2,747,595
            153,300   AXCELIS TECHNOLOGIES INC*                                        1,611,183
            145,200   CISCO SYS INC*                                                   3,030,324
            163,600   CITRIX SYS INC*                                                  3,116,580
             64,700   FIRST DATA CORP                                                  2,936,733
             57,000   L 3 COMMUNICATIONS HLDGS INC                                     3,519,180
            310,100   LSI LOGIC CORP*                                                  2,307,144
            145,100   MICROSOFT CORP                                                   3,768,247
             59,200   NII HOLDINGS INC CL B*                                           2,072,000
            224,100   NOKIA CORP SPON ADR (FINLAND)                                    3,139,641
             74,600   SUNGARD DATA SYS INC*                                            1,944,822
            118,900   TEXAS INSTRUMENTS INC                                            2,984,390
             49,400   UNITED DEFENSE INDS INC*                                         1,711,710
            117,200   VERITAS SOFTWARE CORP*                                           3,125,724
                                                                                ----------------
                      TOTAL TECHNOLOGY                                          $     38,015,273

                      TELECOMMUNICATIONS 4.71%
             56,000   ARCH WIRELESS INC*                                        $      1,913,520
             92,200   NEXTEL COMMUNICATIONS INC CL A*                                  2,199,892
             84,300   SPECTRASITE INC*                                                 3,150,291
            104,600   VODAFONE GROUP PLC SPON ADR (UNITED KINGDOM)                     2,566,884
                                                                                ----------------
                      TOTAL TELECOMMUNICATIONS                                  $      9,830,587

                      TRANSPORTATION 2.78%
            160,200   AMR CORP*                                                 $      1,818,270
            132,300   CONTINENTAL AIRLINES INC CL B*                                   1,410,318
             45,600   OMI CORP                                                           459,192
             63,400   USF CORP                                                         2,108,050
                                                                                ----------------
                      TOTAL TRANSPORTATION                                      $      5,795,830

                      U.S. AGENCIES 1.42%
             43,200   FEDERAL NATIONAL MORTGAGE ASSOCIATION                     $      2,968,704
                                                                                ----------------
                      TOTAL U.S. AGENCIES                                       $      2,968,704

                      UTILITIES 1.09%
            164,500   ALLEGHENY ENERGY INC*                                     $      2,266,810
                                                                                ----------------
                      TOTAL UTILITIES                                           $      2,266,810

                                                                                ----------------
TOTAL COMMON STOCK (COST $176,269,941)                                          $    169,728,526

PREFERRED STOCK 0.73%
                      CONSUMER DURABLES 0.73%
             45,300   NEWS CORP LTD SPON ADR                                    $      1,528,875
                                                                                ----------------
                      TOTAL CONSUMER DURABLES                                   $      1,528,875
                                                                                ----------------

TOTAL PREFERRED STOCK (COST $1,389,768)                                         $      1,528,875
                                                                                ----------------

TOTAL INVESTMENTS AT VALUE 81.99% (COST $177,659,709)                                171,257,401
                                                                                ----------------

TOTAL SECURITIES SOLD SHORT (1.81%) (PROCEEDS $3,948,897)                             (3,770,245)
                                                                                ----------------

OTHER ASSETS IN EXCESS OF LIABILITIES 19.82%                                          41,389,852
                                                                                ----------------

NET ASSETS 100.00%                                                              $    208,877,008

ADR        American Depositary Receipt
SPON ADR   Sponsored American Depositary Receipt

PAR VALUE OR SHARES   DESCRIPTION                                                          VALUE
------------------------------------------------------------------------------------------------
SECURITIES SOLD SHORT

COMMON STOCK 0.86%

                      CONSUMER SERVICES 0.33%
            (21,300)  WILLIAMS-SONOMA INC                                       $       (691,824)
                                                                                ----------------
                      TOTAL CONSUMER SERVICES                                   $       (691,824)

                      TECHNOLOGY 0.53%
            (36,900)  ESS TECHNOLOGY INC                                        $       (395,568)
            (36,000)  INTERSIL CORP CL A                                                (711,000)
                                                                                ----------------
                      TOTAL TECHNOLOGY                                          $     (1,106,568)
                                                                                ----------------

TOTAL COMMON STOCK (Proceeds $1,971,554)                                        $     (1,798,392)

INDEX FUND 0.95%
            (49,200)  MATERIALS SELECT SECTOR SPDRS TRUST^                      $     (1,228,524)
            (10,700)  OIL SERVICE HOLDRS TRUST@                                         (743,329)
                                                                                ----------------
TOTAL INDEX FUND (Proceeds $1,977,343)                                          $     (1,971,853)
                                                                                ----------------

TOTAL SECURITIES SOLD SHORT (1.81%) (PROCEEDS $3,948,897)                       $     (3,770,245)

See Notes to Financial Statements.

HOLDRS   Holding Company Depositary Receipt
SPDRS    S&P Depositary Receipts

*  Non-income producing security.
^ The Trust is an exchange-traded fund that invests in the chemical, construction material, and packaging material industries.
@ The Trust invests in companies that provide drilling, well-site management, related products and services for the oil service industry.

Schedule of Investments
COMMONFUND INSTITUTIONAL FUNDS
CIF INTERNATIONAL EQUITY FUND

April 30, 2004

PAR VALUE OR SHARES   DESCRIPTION                                                          VALUE
------------------------------------------------------------------------------------------------
COMMON STOCK 96.38%

                      AUSTRALIA 2.12%
             41,756   AMCOR LTD                                                 $        209,284
             11,000   BENDIGO BANK LTD                                                    78,965
             90,418   BHP BILLITON LTD                                                   748,990
             18,100   BILLABONG INTL LTD                                                  99,346
             13,600   MACQUARIE BANK LTD                                                 340,330
            150,000   PASMINCO LTD+ *                                                          -
              3,600   PERPETUAL TRUSTEES AUSTRALIA                                       106,597
             20,800   SIGMA CO LTD                                                       116,268
             87,100   ST GEORGE BANK LTD                                               1,268,137
             39,200   TOLL HLDGS LTD                                                     294,143
            233,000   WMC RESOURCES LTD                                                  806,026
                                                                                ----------------
                      TOTAL AUSTRALIA                                           $      4,068,086

                      AUSTRIA 0.23%
              3,000   ERSTE BANK DER OESTERREICHISCHEN SPARKASSEN AG            $        448,992
                                                                                ----------------
                      TOTAL AUSTRIA                                             $        448,992

                      BELGIUM 0.25%
                862   BELGACOM SA*                                              $         26,143
              7,800   UMICORE                                                            451,524
                                                                                ----------------
                      TOTAL BELGIUM                                             $        477,667

                      CANADA 3.10%
              8,900   ALIMENTATION COUCHE TARD INC CL B*                        $        151,434
             45,100   BOMBARDIER INC CL B                                                198,076
             38,600   CELESTICA INC*                                                     678,394
              6,200   COGNOS INC*                                                        194,397
              4,000   MACDONALD DETTWILER & ASSOC*                                        78,357
             32,100   MANULIFE FINL CORP                                               1,183,633
              3,600   PRECISION DRILLING CORP*                                           170,805
              2,000   RESEARCH IN MOTION*                                                174,077
              6,300   SHOPPERS DRUG MART CORP*                                           139,262
             12,500   SUNCOR ENERGY INC                                                  297,219
             47,500   TALISMAN ENERGY INC                                              2,693,019
                                                                                ----------------
                      TOTAL CANADA                                              $      5,958,673

                      CHILE 0.10%
             10,500   LAN CHILE SA ADR                                          $        201,600
                                                                                ----------------
                      TOTAL CHILE                                               $        201,600

                      CHINA 0.48%
            262,500   BYD CO LTD CL H                                           $        780,789
            216,000   ZHEJIANG EXPRESSWAY HLDGS                                          135,003
                                                                                ----------------
                      TOTAL CHINA                                               $        915,792

                      EGYPT 0.10%
              7,400   ORASCOM CONSTRUCTION                                      $        113,812
              8,800   ORASCOM TELECOM HLDG*                                               82,104
                                                                                ----------------
                      TOTAL EGYPT                                               $        195,916

                      FINLAND 0.40%
              2,000   NOKIAN RENKAAT OYJ                                        $        167,801
              6,000   TIETOENATOR OYJ                                                    178,734
             22,900   UPM KYMMENE OYJ                                                    422,202
                                                                                ----------------
                      TOTAL FINLAND                                             $        768,737

                      FRANCE 9.94%
              4,300   ACCOR SA                                                  $        181,030
              1,100   AIR LIQUIDE SA                                                     192,651
              7,877   ATOS ORIGIN*                                                       456,547
             27,308   AVENTIS SA*                                                      2,080,339
             34,380   AXA                                                                724,113
              2,478   BIC                                                                107,532
             18,780   BNP PARIBAS SA                                                   1,127,878
             30,400   BOUYGUES                                                         1,038,233
              5,100   CHRISTIAN DIOR SA                                                  320,354
             28,200   COMPAGNIE DE ST-GOBAIN                                           1,423,856
             18,254   CREDIT AGRICOLE SA                                                 450,331
              1,500   GROUPE DANONE                                                      251,378
              1,600   HERMES INTL                                                        318,772
             15,000   JC DECAUX SA*                                             $        314,672
              2,600   KLEPIERRE                                                          160,201
              8,300   LAGARDERE SCA                                                      499,969
              3,100   MR BRICOLAGE                                                       101,450
              5,600   ORPEA*                                                             128,890
             11,384   PSA PEUGEOT CITROEN                                                611,639
              1,700   RODRIGUEZ GROUP                                                     93,538
             24,611   SANOFI-SYNTHELABO SA                                             1,563,629
              4,290   SEB SA                                                             503,978
              4,000   TECHNIP-COFLEXIP SA                                                554,302
             15,500   TELEVISION FRANCAISE                                               478,823
             55,000   THOMSON                                                          1,061,493
             15,530   TOTAL SA                                                         2,872,539
              8,240   VINCI SA                                                           802,069
             26,905   VIVENDI UNIVERSAL SA*                                              676,977
                                                                                ----------------
                      TOTAL FRANCE                                              $     19,097,183

                      GERMANY 5.51%
             49,583   BAYERISCHE MOTOREN WERKE AG                               $      2,137,971
             12,800   DAIMLER CHRYSLER AG                                                573,712
             30,900   DEUTSCHE LUFTHANSA AG                                              496,354
             62,329   DEUTSCHE POST AG                                                 1,374,044
             49,090   DEUTSCHE TELEKOM AG REGD*                                          847,392
             21,400   E.ON AG                                                          1,418,625
              2,600   GFK AG                                                              87,955
             18,200   M.A.N. AG                                                          668,481
              9,616   MUENCHENER RUECKVERSICHERUNGS AG REGD                            1,039,867
              1,000   PUMA AG                                                            230,040
              4,100   SAP AG                                                             621,732
              8,228   SIEMENS AG REGD                                                    594,265
             18,248   THYSSEN KRUPP AG                                                   316,747
              7,000   UNITED INTERNET AG                                                 176,216
                                                                                ----------------
                      TOTAL GERMANY                                             $     10,583,401

                      GREECE 0.56%
             13,400   COCA COLA HELLENIC BOTTLING SA                            $        355,319
                700   EFG EUROBANK                                                        14,886
              5,400   FOLLI FOLLIE SA                                                    161,702
             92,000   HELLENIC TECHNODOMIKI TEV SA                                       469,814
              2,200   NATIONAL BANK OF GREECE*                                            65,457
                                                                                ----------------
                      TOTAL GREECE                                              $      1,067,178

                      HONG KONG 1.76%
            106,000   BOC HONG KONG HLDGS LTD                                   $        180,748
            218,000   CHINA INSURANCE INTL HLDGS CO LTD                                  104,810
             92,000   CHINA RESOURCES ENTERPRISES LTD                                    106,746
            113,000   ESPRIT HLDGS LTD                                                   463,602
            228,000   GLOBAL BIO-CHEM TECHNOLOGY GROUP CO LTD                            166,620
             26,100   HANG SENG BANK LTD                                                 331,278
            225,000   HENDERSON LAND DEVELOPMENT CO                                    1,009,641
            328,000   LI & FUNG                                                          510,936
             30,500   SWIRE PACIFIC LTD CL A                                             199,428
             56,585   TECHTRONIC INDS CO                                                 151,623
             59,000   WHARF HLDGS LTD                                                    161,876
                                                                                ----------------
                      TOTAL HONG KONG                                           $      3,387,308

                      INDIA 0.56%
              4,402   BHARAT FORGE LTD                                          $         76,617
              9,600   BIOCON LTD*                                                        129,526
             21,000   HDFC BANK LTD                                                      177,511
              2,800   INFOSYS TECHNOLOGIES LTD                                           324,072
             15,000   MARUTI UDYOG LTD*                                                  183,528
              6,500   MPHASIS BFL LTD                                                     71,636
              5,600   OIL & NATURAL GAS CORP LTD                                         105,779
                                                                                ----------------
                      TOTAL INDIA                                               $      1,068,669

                      INDONESIA 0.12%
            638,500   BANK RAKYAT INDONESIA*                                    $        125,417
            255,500   PT UNILEVER INDONESIA TBK                                          106,919
                                                                                ----------------
                      TOTAL INDONESIA                                           $        232,336

PAR VALUE OR SHARES   DESCRIPTION                                                          VALUE
------------------------------------------------------------------------------------------------
                      IRELAND 2.75%
             43,580   ALLIED IRISH BANKS PLC                                    $        628,466
             96,960   ALLIED IRISH BANKS PLC                                           1,401,743
             14,300   ANGLO IRISH BANK PLC                                               233,990
             61,800   CRH PLC                                                          1,312,746
             40,300   CRH PLC                                                            855,080
              3,391   DEPFA BANK PLC*                                                    508,608
             14,200   GRAFTON GROUP PLC UTS*                                             105,027
              7,300   RYANAIR HLDGS PLC SPON ADR                                         243,236
                                                                                ----------------
                      TOTAL IRELAND                                             $      5,288,896

                      ISRAEL 0.14%
              4,400   TEVA PHARMACEUTICAL INDS LTD SPON ADR                     $        270,864
                                                                                ----------------
                      TOTAL ISRAEL                                              $        270,864

                      ITALY 1.03%
             24,100   BANCA POPOLARE DI VERONA                                  $        400,991
            147,203   CAPITALIA SPA*                                                     407,622
             17,900   CREDITO EMILIANO SPA                                               128,317
             24,000   ENI SPA                                                            487,939
              9,300   MERLONI ELETTRODOMESTICI SPA                                       164,439
              3,900   PIRELLI & C REAL ESTATE SPA*                                       136,981
             26,800   SAIPEM SPA                                                         251,229
                                                                                ----------------
                      TOTAL ITALY                                               $      1,977,518

                      JAPAN 18.90%
             11,540   ACOM CO LTD                                               $        821,933
              3,500   ADVANTEST CORP                                                     266,096
              6,000   AEON CO LTD                                                        263,151
              3,100   AEON CREDIT SVC CO LTD                                             196,919
              2,300   AEON MALL CO LTD                                                   126,927
             24,000   AJINOMOTO CO INC                                                   280,767
              2,700   ARNEST ONE CORP                                                     84,654
              2,300   ASKUL CORP                                                         158,815
             58,000   BANK OF YOKOHAMA LTD/THE                                           316,923
             12,000   BRIDGESTONE CORP                                                   203,126
             45,500   CANON INC                                                        2,387,250
                500   CAWACHI LTD*                                                        24,195
                500   CAWACHI LTD WI*                                                     20,389
             25,000   CHIYODA CORP*                                                      150,877
              5,200   CREDIT SAISON CO                                                   152,200
             29,000   DAIWA HOUSE INDUSTRY CO LTD                                        324,544
                 32   DENTSU INC                                                          89,602
              2,000   DON QUIJOTE CO LTD                                                 142,449
              3,600   FANUC LTD                                                          220,525
             12,600   FAST RETAILING CO LTD                                              981,922
                 99   FUJI TELEVISION NETWORK INC                                        256,572
             47,000   HINO MOTORS LTD                                                    278,963
             22,300   HONDA MOTOR CO LTD                                                 895,193
              3,700   HOYA CORP                                                          400,326
             25,000   ISETAN CO LTD                                                      345,249
             62,000   ITOCHU CORP*                                                       262,371
              1,000   KAPPA CREATE CO LTD                                                121,789
                 36   KDDI CORP                                                          215,631
              1,870   KEYENCE CORP                                                       449,051
              2,100   KOHA CO LTD                                                         86,584
             72,000   KONICA MINOLTA HLDGS INC                                           996,928
              5,300   KYOCERA CORP                                                       438,485
             36,500   MARUI CO LTD                                                       572,860
              3,900   MATSUI SECURITIES CO LTD                                           128,639
              4,200   MISUMI CORP                                                        148,430
             64,500   MITSUBISHI ESTATE CO LTD                                           762,743
                173   MITSUBISHI TOKYO FINL GROUP INC                                  1,539,450
             86,000   MITSUI & CO                                                        709,166
             34,000   MITSUI FUDOSAN                                                     374,337
             28,000   MITSUI TRUST HLDGS INC                                             198,160
                236   MIZUHO FINL GROUP INC                                            1,116,325
              5,200   MURATA MANUFACTURING CO LTD                                        341,154
              1,000   NAKANISHI INC                                                       62,526
                 18   NET ONE SYS                                                         76,662
              3,600   NIDEC CORP                                                         388,528
              2,700   NINTENDO CO LTD                                           $        254,941
             28,000   NIPPON ELECTRIC GLASS CO LTD                                       659,689
             41,800   NISSAN MOTOR CO                                                    465,518
              2,520   NITORI CO LTD                                                      162,816
             14,500   NITTO DENKO CORP                                                   805,446
             10,000   OMRON CORP                                                         243,759
              3,100   ORACLE CORP JAPAN                                                  174,446
             11,800   ORIX CORP                                                        1,251,053
              4,200   PARK24 CO LTD                                                      141,960
                 12   PASONA INC*                                                        155,498
              9,400   PIONEER CORP                                                       268,316
              3,480   POINT INC                                                          116,363
             18,550   PROMISE CO LTD                                                   1,227,085
                 24   RAKUTEN INC                                                        188,773
              2,600   SAWAI PHARMACEUTICAL CO LTD                                         98,718
             20,000   SECOM CO LTD                                                       857,234
            109,000   SEKISUI CHEMICAL                                                   771,410
              2,610   SFCG CO LTD                                                        535,457
             32,000   SHARP CORP                                                         577,047
             23,000   SHINSEI BANK LTD                                                   154,855
              3,200   SMC CORP                                                           366,816
              2,700   SOFTBANK CORP                                                      122,332
                 36   SPARX ASSET MANAGEMENT CO                                          275,656
              2,600   SUGI PHARMACY CO LTD                                               104,137
            109,000   SUMITOMO CHEMICAL                                                  503,738
                100   SUMITOMO MITSUI FINL GROUP INC                                     755,743
             71,000   SUMITOMO REALTY & DEVELOPMENT                                      797,146
            175,000   SUMITOMO TRUST & BKG CO                                          1,052,965
             39,000   TAKASHIMAYA CO LTD                                                 470,382
             12,200   TAKEFUJI CORP                                                      774,972
                234   THE GOODWILL GROUP INC                                             920,266
              8,900   TOKYO ELECTRON LTD                                                 541,960
             68,000   TOKYU CORP                                                         339,522
             23,000   TOTO LTD                                                           245,934
                158   UFJ HLDGS                                                          977,880
              1,800   USS CO LTD                                                         152,182
                 71   WEST JAPAN RAILWAY CO                                              276,009
                 13   YAHOO! JAPAN CORP*                                                 147,252
                                                                                ----------------
                      TOTAL JAPAN                                               $     36,314,662

                      MALAYSIA 0.13%
            111,400   COMMERCE ASSET HLDGS BERHAD                               $        146,579
             46,400   IOI CORP BERHAD                                                    110,505
                                                                                ----------------
                      TOTAL MALAYSIA                                            $        257,084

                      MEXICO 0.42%
            265,600   AMERICA MOVIL SA DE CV SER L                              $        451,372
             15,200   CORP GEO SA DE CV*                                                  87,305
             88,700   WAL-MART DE MEXICO SER V                                           259,401
                                                                                ----------------
                      TOTAL MEXICO                                              $        798,078

                      NETHERLANDS 5.37%
             20,180   ABN AMRO HLDGS NV                                         $        438,821
             32,800   AEGON NV                                                           429,363
             10,305   EUROPEAN AERONAUTIC DEFENSE AND SPACE CO                           260,651
              2,900   IHC CALAND NV                                                      136,587
             33,680   ING GROEP NV CVA                                                   721,885
             76,000   KONINKLIJKE KPN NV                                                 547,541
             88,699   KONINKLIJKE PHILIPS ELECTRS NV                                   2,415,771
              8,300   QIAGEN NV*                                                         100,690
             93,000   REED ELSEVIER NV                                                 1,306,590
             19,650   ROYAL DUTCH PETROLEUM CO                                           955,644
             88,060   TNT POST GROEP NV                                                1,899,059
              6,100   UNILEVER NV CVA                                                    401,815
             48,484   VEDIOR NV CVA                                                      704,417
                                                                                ----------------
                      TOTAL NETHERLANDS                                         $     10,318,834

                      NEW ZEALAND 0.32%
            176,244   TELECOM CORP OF NEW ZEALAND                               $        623,962
                                                                                ----------------
                      TOTAL NEW ZEALAND                                         $        623,962

PAR VALUE OR SHARES   DESCRIPTION                                                          VALUE
------------------------------------------------------------------------------------------------
                      NORWAY 0.54%
             22,200   STATOIL ASA                                               $        277,498
            114,800   TELENOR ASA                                                        754,729
                                                                                ----------------
                      TOTAL NORWAY                                              $      1,032,227

                      POLAND 0.07%
              4,500   BANK PEKAO SA                                             $        139,979
                                                                                ----------------
                      TOTAL POLAND                                              $        139,979

                      PORTUGAL 0.45%
             64,517   PORTUGAL TELECOM SA                                       $        699,925
              7,600   PT MULTIMEDIA SERVICOS                                             172,735
                                                                                ----------------
                      TOTAL PORTUGAL                                            $        872,660

                      SINGAPORE 1.34%
            135,000   CAPITALAND LTD                                            $        127,744
             33,000   DBS GROUP HLDGS LTD                                                277,352
            129,600   OSIM INTL LTD                                                       89,119
              9,300   SINGAPORE PRESS HLDGS LTD                                          114,784
            770,700   SINGAPORE TELECOM LTD                                            1,059,942
            119,000   UNISTEEL TECHNOLOGY LTD                                             88,125
             57,000   UNITED OVERSEAS BANK                                               458,961
             32,000   VENTURE MFG SINGAPORE LTD                                          359,223
                                                                                ----------------
                      TOTAL SINGAPORE                                           $      2,575,250

                      SOUTH AFRICA 0.14%
             38,800   MTN GROUP LTD*                                            $        162,312
            138,600   NETWORK HEALTHCARE HLDGS LTD*                                       98,626
                                                                                ----------------
                      TOTAL SOUTH AFRICA                                        $        260,938

                      SOUTH KOREA 2.57%
             12,840   HANA BANK                                                 $        277,406
              7,300   HYUNDAI MOTOR CO                                                   278,412
              5,700   KOOKMIN BANK*                                                      212,775
             11,710   KT CORP                                                            408,181
              5,785   SAMSUNG ELECTRONICS CO LTD                                       2,746,193
              3,820   SAMSUNG FIRE AND MARINE INS                                        253,940
              7,798   SAMSUNG SECURITIES CO                                              161,164
              3,550   SK TELECOM                                                         605,105
                                                                                ----------------
                      TOTAL SOUTH KOREA                                         $      4,943,176

                      SPAIN 2.49%
             18,385   ALTADIS SA SER A                                          $        519,680
            130,187   AMADEUS GLOBAL TRAVEL DISTR SER A                                  767,823
              2,900   ANTENA 3 TELEVISION SA*                                            147,398
             45,100   BANCO BILBAO VIZCAYA ARGENTARIA SA                                 595,241
              3,800   BANCO POPULAR ESPANOL                                              209,678
             31,022   ENAGAS                                                             352,167
             72,900   ENDESA SA                                                        1,336,176
              4,600   GRUPO FERROVIAL SA                                                 183,459
             45,400   TELEFONICA SA                                                      675,393
                                                                                ----------------
                      TOTAL SPAIN                                               $      4,787,015

                      SWEDEN 0.89%
              6,000   AUTOLIV INC SPON ADR                                      $        255,254
            289,200   ERICSSON (L M) TELEFONAKTIEBOLAGET SER B*                          783,622
              5,800   GUNNEBO AB*                                                        140,455
             12,300   HENNES & MAURITZ AB CL B                                           301,082
              7,600   SECURITAS AB                                                       109,432
             17,700   SONG NETWORKS HLDG AB*                                             114,224
                                                                                ----------------
                      TOTAL SWEDEN                                              $      1,704,069

                      SWITZERLAND 7.75%
             75,903   ABB LTD*                                                  $        427,341
              3,650   ACTELION LTD*                                                      400,442
              6,447   ADECCO SA*                                                         288,141
             16,800   CIBA SPECIALTY CHEMICALS*                                        1,166,127
             45,877   CREDIT SUISSE GROUP*                                             1,616,982
              1,118   GEBERIT AG                                                         679,457
              3,455   HOLCIM LTD                                                         178,399
             31,900   LOGITECH INTL SA*                                                1,383,908
              2,366   MICRONAS SEMICONDUCTOR*                                            110,125
             63,108   NOVARTIS AG                                               $      2,813,236
              1,350   SERONO SA*                                                         809,000
              2,054   SIG HLDG AG                                                        348,511
             10,983   SWISS RE                                                           722,544
             14,166   SYNGENTA AG*                                                     1,133,520
             21,206   UBS AG                                                           1,507,121
              8,342   ZURICH FINL SVCS AG*                                             1,318,919
                                                                                ----------------
                      TOTAL SWITZERLAND                                         $     14,903,773

                      TAIWAN 1.12%
            100,000   ACER INC                                                  $        141,481
            950,000   COMPAL ELECTRONICS INC                                           1,069,536
            266,060   EVA AIRWAYS CORP                                                   108,522
            396,000   FIRST FNL HLDG CO LTD*                                             289,669
             60,000   HON HAI PRECISION INDS                                             236,604
             13,000   MEDIATEK INC                                                       124,052
             50,000   PREMIER IMAGE TECHNOLOGY CORP                                       79,771
             53,000   QUANTA COMPUTER INC                                                111,680
                                                                                ----------------
                      TOTAL TAIWAN                                              $      2,161,315

                      THAILAND 0.52%
             57,500   BANGKOK BANK PUBLIC CO*                                   $        140,840
          3,000,000   CHAROEN POKPHAND FOODS PCL+                                        275,931
             79,300   KASIKORNBANK PCL*                                                   96,127
             79,700   KASIKORNBANK PCL NVDR*                                              96,612
            386,000   LAND & HOUSE PUBLIC CO LTD                                         107,088
             38,300   SIAM CEMENT PCL                                                    201,025
            115,600   TISCO FINANCE PCL+                                                  85,234
                                                                                ----------------
                      TOTAL THAILAND                                            $      1,002,857

                      TURKEY 0.06%
          6,070,229   ENKA INSAAT VE SANAYI AS                                  $        117,682
                                                                                ----------------
                      TOTAL TURKEY                                              $        117,682

                      UNITED KINGDOM 24.08%
             65,522   ABBEY NATL PLC                                            $        525,775
             20,800   ACAMBIS PLC*                                                       117,296
             77,465   ARRIVA PLC                                                         527,167
             21,400   ASTRAZENECA PLC                                                  1,014,052
             71,800   AVIVA PLC                                                          701,569
             60,384   BAA PLC                                                            556,826
            258,017   BAE SYS PLC                                                        959,720
            182,500   BG GROUP PLC                                                     1,054,246
             38,576   BOC GROUP PLC                                                      620,125
            182,200   BP PLC                                                           1,575,134
            154,511   BRITISH AIRWAYS PLC*                                               774,056
             50,614   BRITISH AMERICAN TOBACCO INDS PLC                                  767,417
            143,600   BRITISH SKY BROADCASTING PLC                                     1,695,989
            180,160   BT GROUP PLC                                                       570,284
            124,232   CADBURY SCHWEPPES PLC                                              988,076
             53,600   CAPITA GROUP PLC                                                   294,660
             17,489   CARNIVAL PLC                                                       783,727
              7,900   CATTLES HLDGS PLC                                                   48,613
            460,000   CENTRICA PLC                                                     1,782,394
             48,500   COMPASS PLC                                                        305,327
            201,438   DAVIS SVC GROUP PLC                                              1,371,725
             98,507   DIAGEO PLC                                                       1,321,510
             79,100   ENTERPRISE INNS                                                    855,659
             41,000   FIRSTGROUP PLC                                                     195,219
             13,300   FRENCH CONNECTION GROUP                                            104,602
             12,400   GALEN HLDGS PLC                                                    175,257
             86,200   GLAXOSMITHKLINE PLC                                              1,783,909
            235,350   HAYS PLC                                                           492,482
            121,801   HBOS PLC                                                         1,577,849
             15,172   IMPERIAL TOBACCO GROUP PLC                                         336,047
             32,000   INTERCONTINENTAL HOTELS GROUP                                      299,058
            187,784   ITV PLC                                                            411,263
            116,500   KINGFISHER PLC                                                     585,181
             86,334   LLOYDS TSB GROUP PLC                                               645,318
              9,500   MAN GROUP PLC                                                      284,374
             10,300   MCCARTHY & STONE PLC                                               105,301
             72,300   MICHAEL PAGE INTL                                                  222,129

PAR VALUE OR SHARES   DESCRIPTION                                                          VALUE
------------------------------------------------------------------------------------------------
            322,000   MISYS PLC                                                 $      1,184,864
            376,139   MM02 PLC*                                                          667,026
             55,000   NEXT PLC                                                         1,360,603
             44,400   PEARSON PLC                                                        518,088
             43,700   PREMIER FARNELL PLC                                                195,288
             18,900   RECKITT BENCKISER PLC                                              491,349
             61,531   REED ELSEVIER PLC                                                  572,859
            102,293   REUTERS GROUP PLC                                                  676,627
             35,561   ROLLS-ROYCE GROUP PLC                                              145,989
             94,200   ROYAL BANK OF SCOTLAND GROUP PLC                                 2,828,149
             98,660   SHELL TRANS & TRDG PLC                                             680,589
             39,700   SMITH & NEPHEW PLC                                                 403,051
             70,588   STANDARD CHARTERED PLC                                           1,081,531
            724,173   TESCO PLC                                                        3,194,478
             85,807   UNILEVER PLC                                                       809,522
          1,400,900   VODAFONE GROUP PLC                                               3,403,472
             11,700   WILLIS GROUP HLDGS LTD                                             424,827
             42,200   WOLSELEY PLC                                                       618,514
             52,085   XSTRATA PLC                                                        586,056
                                                                                ----------------
                      TOTAL UNITED KINGDOM                                      $     46,272,218

                      ZIMBABWE 0.07%
              6,900   EDGARS CONSOLIDATED STORES                                $        132,420
                                                                                ----------------
                      TOTAL ZIMBABWE                                            $        132,420
                                                                                ----------------

TOTAL COMMON STOCK (COST $164,792,650)                                          $    185,227,015

CORPORATE DEBT 1.22%

                      JAPAN 1.22%
JPY     106,900,000   JAPAN MIDCAP INDEX LINKED NOTE
                      (COUNTERPARTY: UBS AG) 0.000% 03/13/2006                  $      1,543,202
JPY      33,000,000   SMFG FINANCE CO 2.250% 07/11/2005                                  797,524
                                                                                ----------------
                      TOTAL JAPAN                                               $      2,340,726
                                                                                ----------------

TOTAL CORPORATE DEBT (COST $1,756,681)                                          $      2,340,726

PREFERRED STOCK 0.70%

                      BRAZIL 0.16%
          2,100,000   BANCO ITAU HOLDING FINANCE                                $        166,603
             13,800   GERDAU SA DE CV                                                    144,228
                                                                                ----------------
                      TOTAL BRAZIL                                              $        310,831

                      GERMANY 0.54%
              8,700   FRESENIUS AG                                              $        607,497
                688   PORSCHE AG PFD                                                     426,819
                                                                                ----------------
                      TOTAL GERMANY                                             $      1,034,316
                                                                                ----------------

TOTAL PREFERRED STOCK (COST $1,283,167)                                         $      1,345,147

WARRANTS 0.00%
             28,500   GLOBAL BIO-CHEM TECHNOLOGY WARRANTS+ *                    $              -
                                                                                ----------------
TOTAL WARRANTS (COST $-)                                                        $              -
                                                                                ----------------

TOTAL INVESTMENTS AT VALUE 98.30% (COST $167,832,498)                                188,912,888
                                                                                ----------------

OTHER ASSETS IN EXCESS OF LIABILITIES 1.70%                                            3,266,521
                                                                                ----------------

NET ASSETS 100.00%                                                              $    192,179,409

INDUSTRY SECTOR BREAKDOWN                                                 % OF TOTAL INVESTMENTS
------------------------------------------------------------------------------------------------
                 FINANCIAL SERVICES                                                       17.98%
                 CONSUMER DURABLES                                                        12.42
                 TECHNOLOGY                                                               10.44
                 CAPITAL GOODS                                                             9.34
                 ENERGY                                                                    6.58
                 HEALTH CARE                                                               6.51
                 CONSUMER NON-DURABLES                                                     6.14
                 BANKING & FINANCE                                                         5.80
                 CONSUMER SERVICES                                                         5.28
                 BASIC INDUSTRIES                                                          4.87
                 TRANSPORTATION                                                            3.82
                 TELECOMMUNICATIONS                                                        2.80
                 UTILITIES                                                                 2.59
                 REAL ESTATE (PUBLICLY TRADED)                                             1.77
                 INDUSTRIALS                                                               1.16
                 SOFTWARE & COMPUTER SERVICES                                              1.06
                 FOOD AND DRUG RETAILERS                                                   0.55
                 CABLE & MEDIA                                                             0.40
                 GENERAL RETAILERS                                                         0.23
                 OTHER                                                                     0.18
                 TELECOMMUNICATION SERVICES                                                0.08
                 -------------------------------------------------------------------------------
                 TOTAL                                                                   100.00%

FORWARD AND SPOT CONTRACTS

                   DELIVER/RECEIVE                                                NET UNREALIZED
SETTLEMENT             IN EXCHANGE     UNITS OF            COST ON                  APPRECIATION
DATE                       FOR USD     CURRENCY   ORIGINATION DATE        VALUE   (DEPRECIATION)
------------------------------------------------------------------------------------------------
Buys
5/03/04                        AUD      496,671   $        358,696   $  358,696   $            -
5/03/04                        EUR        5,854              6,933        7,018               85
5/03/04                        HKD      362,816             46,517       46,516               (1)
5/03/04                        SGD       37,937             22,355       22,297              (58)
5/04/04                        AUD      235,723            170,404      170,239             (165)
5/04/04                        EUR       60,249             72,252       72,224              (28)
5/04/04                        GBP      246,904            437,232      437,846              614
5/04/04                        SGD       64,129             37,634       37,691               57
5/05/04                        AUD      156,690            113,271      113,148             (123)
5/05/04                        EUR        6,890              8,259        8,260                1
5/05/04                        GBP       76,844            136,700      136,259             (441)
5/06/04                        GBP      268,924            478,631      476,807           (1,824)
5/07/04                        JPY   11,507,948            104,898      104,291             (607)
------------------------------------------------------------------------------------------------
TOTAL                                                                             $       (2,490)

Sales
5/03/04                        CAD       25,250   $         18,362   $   18,360   $            2
5/03/04                        CHF       13,700             10,470       10,566              (96)
5/04/04                        EUR       34,774             41,489       41,686             (197)
5/04/04                        HKD      646,202             82,852       82,849                3
5/05/04                        AUD       91,730             66,231       66,239               (8)
5/05/04                        CAD       41,883             30,539       30,453               86
5/05/04                        CHF      219,127            169,116      169,005              111
5/05/04                        EUR      189,942            227,602      227,687              (85)
5/05/04                        SEK      863,480            113,053      113,026               27
5/05/04                        SGD      928,043            543,828      545,450           (1,622)
5/06/04                        EUR       23,074             27,648       27,658              (10)
5/06/04                        GBP      390,005            693,226      691,486            1,740
5/06/04                        JPY   42,516,435            386,627      385,293            1,334
5/10/04                        JPY   34,514,582            312,573      312,817             (244)
------------------------------------------------------------------------------------------------
TOTAL                                                                             $        1,041

CROSS CURRENCY FORWARD AND SPOT CONTRACTS

                                                                                  NET UNREALIZED
                                                                                    APPRECIATION
EXCHANGE DATE THROUGH     CURRENCY TO BE DELIVERED     CURRENCY TO BE RECEIVED    (DEPRECIATION)
------------------------------------------------------------------------------------------------
6/15/04                              (722,880) SGD                360,000  EUR    $        5,977
6/17/04                              (379,566) GBP                910,200  CAD            (9,413)
6/21/04                            (1,758,134) CHF              1,842,908  AUD           (34,325)
6/21/04                              (300,000) EUR                481,808  CAD            (9,285)
6/21/04                           (94,185,000) JPY              1,172,914  CAD            (2,980)
6/30/04                            (6,639,840) HKD                720,000  EUR             9,470
------------------------------------------------------------------------------------------------
TOTAL                                                                             $      (40,556)
------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

NVDR       Non-Voting Depositary Receipt
SPON ADR   Sponsored American Depositary Receipt
WI         When-Issued Security

+ Denotes a fair valued security.
* Non-income producing security.

Currency Code Key

AUD        AUSTRALIAN DOLLAR
CAD        CANADIAN DOLLAR
CHF        SWISS FRANC
EUR        EURO
GBP        GREAT BRITISH POUND
HKD        HONG KONG DOLLAR
JPY        JAPANESE YEN
SEK        SWEDISH KRONA
SGD        SINGAPORE DOLLAR

Schedule of Investments
COMMONFUND INSTITUTIONAL FUNDS
CIF CORE PLUS BOND FUND

April 30, 2004

PAR VALUE OR SHARES  DESCRIPTION                                                                 VALUE
------------------------------------------------------------------------------------------------------
ASSET BACKED SECURITIES 3.43%
            543,899  BAYVIEW FINL ACQUISITION TRUST 03-DA CL A (FRN)
                     1.550% 05/28/2034                                                $        545,768
            320,000  BAYVIEW FINL ACQUISITION TRUST 20-FA CL A IO 144A
                     7.000% 06/25/2005*                                                         11,200
            364,089  CDC MTG CAPITAL TRUST 02-HE3 CL A (FRN)
                     1.590% 03/25/2033                                                         366,382
            322,941  CENTEX HOME EQUITY 02-D CL AV (FRN)
                     1.540% 12/25/2032                                                         323,777
            750,000  CITIBANK CREDIT CARD ISSUANCE TRUST
                     2.550% 01/20/2009++                                                       739,531
            200,000  CITIBANK CREDIT CARD ISSUANCE TRUST 02-C1 CL C1
                     (FRN) 2.120% 02/09/2009                                                   203,232
            900,000  CONSECO FINANCE 00-6 CL A5
                     7.270% 09/01/2032                                                         915,163
            286,828  COUNTRYWIDE ASSET-BACKED CERT 02-BC1 CL A
                     1.430% 04/25/2032                                                         287,290
            326,403  COUNTRYWIDE HOME EQ LOAN TRUST 02-F CL A (FRN)
                     1.450% 11/15/2028                                                         329,845
            270,000  DAIMLER CHRYSLER MASTER OWNER TRUST 02-A CL A
                     (FRN) 1.160% 05/15/2007                                                   270,170
            193,290  EQCC HOME EQUITY LOAN TRUST 02-1 CL 2A (FRN)
                     1.400% 11/25/2031                                                         193,770
            118,219  GREEN TREE FINL CORP 92-2 CL B 9.150% 01/15/2018                          107,128
             27,955  LONG BEACH MTG LOAN TRUST 01-2 CL A2
                     1.380% 07/25/2031                                                          27,962
            500,000  MBNA MASTER CREDIT CARD NT TRUST 03-A6 CL A6
                     2.750% 10/15/2010                                                         481,520
            575,000  MBNA MASTER CREDIT CARD NT TRUST 04-A4 CL A4
                     2.700% 09/15/2009                                                         566,355
            100,000  PEGASUS AVIATION LEASE SECURITIZATION 00-1
                     CL A2 144A 8.370% 03/25/2030*                                              63,734
            375,000  SEARS CREDIT ACCOUNT MASTER TRUST 02-5 (FRN)
                     1.480% 11/17/2009                                                         375,406
             88,467  SLM STUDENT LOAN TRUST 01-4 CL A1 (FRN)
                     1.220% 01/25/2011                                                          88,493
                                                                                      ----------------
TOTAL ASSET BACKED SECURITIES (COST $5,891,048)                                       $      5,896,726

COLLATERALIZED MORTGAGE OBLIGATIONS 7.71%
                     PRIVATE LABEL CMO'S 7.63%
            534,944  ADVANTA MTG LOAN TRUST 98-3 CL A2 (FRN)
                     1.400% 09/25/2028                                                $        535,719
            900,000  AESOP 03-4A CL A1 144A (FRN) 1.330% 08/20/2007*                           900,377
             85,509  AMORTIZING RESIDENTIAL COLLATERAL TRUST 02-BC1M
                     CL A (FRN) 1.380% 01/01/2032                                               85,643
            100,000  ASC 1997-D5 CL A2 6.820% 02/14/2043                                        93,767
            276,505  CHASE FUNDING LOAN ACQUISITION TRUST 03-C1 CL 2A1
                     (FRN) 1.250% 05/25/2024                                                   276,539
            994,586  CHEVY CHASE FUNDING LLC 144A 1.390% 01/25/2035* ~                         994,586
            360,000  COMM 04-LB2A CL A4 4.715% 03/10/2039                                      346,835
            425,090  COMMERCIAL MTG ACCEPT CORP 97-ML1 CL A4
                     6.735% 12/15/2030                                                         454,520
            600,000  CRIMI MAE COMMERCIAL MTG TRUST 98-C1 CL A2 144A
                     7.000% 06/02/2033*                                                        639,819
            250,000  DLJ COMMERCIAL MTG CORP 00-CKP1 CL A1B
                     7.180% 08/10/2010                                                         277,850
            360,000  GCCFC 2004-GG1A A4 4.755% 02/10/2011~                                     361,788
            250,000  GMAC COML MTG SEC 99-C2 CL A2 6.945% 09/15/2033                           278,334
            385,000  GMACC 2000-C2 CL A2 7.455% 08/16/2033                                     438,369
          8,307,410  GS MTG SECURITIES CORP II 03-C1 CL X2 144A IO
                     1.016% 01/10/2040*                                                        322,535
            240,085  GS MTG SECURITIES CORP IL 98-C1 CL A3
                     6.135% 10/18/2030                                                         255,712
             41,797  HFC HOME EQUITY LOAN ASSET BACKED CERT 02-4 CL A
                     (FRN) 1.650% 10/20/2032                                                    41,914
            378,647  IMPAC CMB TRUST 02-1 CL A1 (FRN) 1.420% 03/25/2032                        379,334
            960,835  IMPAC CMB TRUST 03-12 CL A1 1.480% 12/25/2033                             963,570
            174,458  IMPAC SECURED ASSETS CMN OWNER TRUST 03-2 CL A2
                     6.000% 08/25/2033                                                         176,639
            270,000  JP MORGAN CHASE COMMERCIAL MTG SEC CORP 01-CIB2
                     CL A3 6.429% 04/15/2035                                                   295,918
             61,585  MERRILL LYNCH MTG INVESTORS 02-NC1 CL A1 (FRN)
                     1.420% 05/25/2033                                                $         61,674
            325,000  MORGAN STANLEY CAPITAL I 99-FNV1 CL A2
                     6.530% 03/15/2031                                                         355,783
          1,598,308  RESIDENTIAL ASSET SECURITIZATION TRUST 2003-A14
                     CL A1 4.750% 02/25/2019                                                 1,564,227
            539,698  RESIDENTIAL FUNDING SECURITIES CORP 03-RP2
                     CL A1 144A 1.570% 07/25/2041* ~                                           539,698
            362,177  STRUCTURED ASSET INVESTMENT LOAN TRUST 03-BC4
                     CL 1A1 (FRN) 1.220% 05/25/2033                                            362,177
            285,314  STRUCTURED ASSET INVESTMENT LOAN TRUST 03-BC5
                     CL 1A1 (FRN) 1.220% 06/25/2033                                            285,314
            351,373  STRUCTURED ASSET SECURITIES CORP 03-AL2 CL A 144A
                     3.357% 01/25/2031* ~                                                      338,389
            500,000  STRUCTURED ASSET SECURITIES CORP 96-CFL CL G
                     7.750% 02/25/2028                                                         549,732
            800,000  WACHOVIA BANK COMMERCIAL MTG TRUST 03-WHL2
                     CL A1 144A (FRN) 1.290% 06/15/2013*                                       799,876
             29,924  WASHINGTON MUTUAL MTG CERT 02-MS12 CL A
                     6.500% 05/25/2032                                                          30,532
             98,509  WASHINGTON MUTUAL MTG CERT 20-S8 CL IA1
                     5.750% 01/25/2033                                                          99,137
                                                                                      ----------------
                     TOTAL PRIVATE LABEL CMO'S                                        $     13,106,307

                     U.S. AGENCY CMO'S 0.08%
            123,391  FHLMC 2277 CL B 7.500% 01/15/2031                                $        125,893
                                                                                      ----------------
                     TOTAL U.S. AGENCY CMO'S                                          $        125,893

                                                                                      ----------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $13,347,074)                          $     13,232,200

COMMON STOCK 0.03%
              3,082  MCI INC WI                                                       $         43,705
                                                                                      ----------------
TOTAL COMMON STOCK (COST $166,159)                                                    $         43,705

PREFERRED STOCK 0.31%
          1,000,000  RC TRUST I 7.000% 05/15/2006                                     $        540,938
                                                                                      ----------------
TOTAL PREFERRED STOCK (COST $563,297)                                                 $        540,938

CORPORATE DEBT 22.27%
                     BANKING & FINANCE 9.21%
             35,000  AMERICAN GENERAL CORP TREASURY SECURITIES
                     8.500% 07/01/2030                                                $         44,956
             75,000  ANADARKO FINANCE CO 7.500% 05/01/2031                                      85,642
             85,000  ANZ CAPITAL TRUST I 144A 4.484% 12/31/2049*                                83,541
             60,000  ANZ CAPITAL TRUST I 144A 5.360% 12/31/2049*                                58,541
            579,999  ARCEL FINANCE LTD SECD 144A 5.984% 02/01/2009*                            608,019
            125,000  ASIF GBL FINANCING XVII SR NTS 144A
                     3.850% 11/26/2007*                                                        126,331
            230,000  ASIF GBL FINANCING XXIII 144A 3.900% 10/22/2008*                          230,026
             20,000  BANK OF AMERICA CORP SR NTS 3.875% 01/15/2008                              20,157
            185,000  BANK OF AMERICA CORP SR NTS 4.375% 12/01/2010                             182,162
             20,000  BANK OF AMERICA CORP SUB NTS 7.800% 02/15/2010                             23,255
            285,000  BANK OF AMERICA CORP SUB NTS 7.400% 01/15/2011                            327,720
            250,000  BANK ONE CORP SUB NTS 7.875% 08/01/2010                                   293,546
            130,000  BARCLAYS BANK PLC BDS 144A (FRN) 8.550% 09/15/2049*                       157,151
             50,000  BEAR STEARNS COS INC SR NTS 7.000% 03/01/2007                              54,919
            145,000  BOEING CAPITAL CORP 7.375% 09/27/2010                                     164,959
             50,000  CHASE MANHATTAN CORP SUB NTS 7.125% 06/15/2009                             56,453
            160,000  CIT GROUP INC 6.500% 02/07/2006                                           170,486
             50,000  CITIGROUP INC 6.200% 03/15/2009                                            54,491
            200,000  CITIGROUP INC 5.125% 05/05/2014                                           198,207
             20,000  CITIGROUP INC 5.875% 02/22/2033                                            19,053
            200,000  CITIGROUP INC 6.000% 10/31/2033                                           193,824
            700,000  CITIGROUP INC GBL SR NTS 5.750% 05/10/2006                                742,076
            100,000  CITIGROUP INC GBL SR NTS 3.500% 02/01/2008                                 99,358
            130,000  CITIGROUP INC GBL SR NTS 6.000% 02/21/2012                                139,794
            260,000  CITIGROUP INC SUB NTS 5.625% 08/27/2012                                   271,116
            140,000  CREDIT SUISSE FIRST BOSTON USA INC GBL SR NTS
                     4.625% 01/15/2008                                                         144,116
             75,000  CREDIT SUISSE FIRST BOSTON USA INC NTS
                     6.125% 11/15/2011                                                          80,260

PAR VALUE OR SHARES  DESCRIPTION                                                                 VALUE
------------------------------------------------------------------------------------------------------
             70,000  DEVON FINANCING CORP PLC GTD 6.875% 09/30/2011                   $         77,717
            395,680  DRYDEN INVESTOR TRUST BDS 144A 7.157% 07/23/2008*                         430,738
             30,000  EIRCOM FUNDING 8.250% 08/15/2013                                           32,400
             50,000  EL PASO PRODUCTION HLDG 7.750% 06/01/2013                                  47,500
            255,000  FORD MOTOR CR CO 7.250% 10/25/2011                                        270,583
            210,000  FORD MOTOR CR CO (FRN) 1.920% 08/17/2004                                  210,505
            250,000  FORD MOTOR CR CO GBL LANDMARK NTS
                     7.875% 06/15/2010                                                         274,654
            200,000  FORD MOTOR CR CO GBL LANDMARK NTS
                     7.375% 02/01/2011                                                         213,865
              5,000  FUND AMERICAN COS INC GTD SR NTS
                     5.875% 05/15/2013                                                           5,029
            405,000  GENERAL ELECTRIC CAP CORP 2.800% 01/15/2007                               401,462
            120,000  GENERAL ELECTRIC CAP CORP 5.450% 01/15/2013                               122,864
             25,000  GENERAL ELECTRIC CAP CORP MTN 6.500% 12/10/2007                            27,480
            255,000  GENERAL ELECTRIC CAP CORP MTN 5.875% 02/15/2012                           270,646
            170,000  GENERAL ELECTRIC CAP CORP MTN 6.000% 06/15/2012                           181,268
             25,000  GENERAL ELECTRIC CAP CORP MTN 6.750% 03/15/2032                            26,915
            200,000  GENERAL MTRS ACCEPT CORP 6.875% 09/15/2011                                209,922
             45,000  GENERAL MTRS ACCEPT CORP 8.000% 11/01/2031                                 47,494
            500,000  GENERAL MTRS ACCEPT CORP (FRN) 2.042% 01/16/2007                          497,382
            510,000  GENERAL MTRS NOVA SCOTIA FINANCE CO
                     6.850% 10/15/2008                                                         538,566
            220,000  GOLDMAN SACHS GROUP INC 6.600% 01/15/2012                                 240,901
             60,000  GOLDMAN SACHS GROUP INC 5.150% 01/15/2014                                  58,391
             20,000  GOLDMAN SACHS GROUP INC 6.125% 02/15/2033                                  19,238
            300,000  HELLER FINL INC NTS 8.000% 06/15/2005                                     319,818
            225,000  HOUSEHOLD FINANCE CORP 6.400% 06/17/2008                                  245,648
            185,000  HOUSEHOLD FINANCE CORP 6.500% 11/15/2008                                  203,184
             60,000  HOUSEHOLD FINANCE CORP 8.000% 07/15/2010                                   70,633
              5,000  HOUSEHOLD FINANCE CORP 6.375% 08/01/2010                                    5,443
            200,000  HOUSEHOLD FINANCE CORP 6.750% 05/15/2011                                  221,435
            135,000  HOUSEHOLD FINANCE CORP 6.375% 10/15/2011                                  146,474
            105,000  HOUSEHOLD FINANCE CORP 7.000% 05/15/2012                                  117,640
            115,000  HOUSEHOLD FINANCE CORP 6.375% 11/27/2012                                  123,836
            110,000  HSBC BANK USA 4.625% 04/01/2014                                           103,980
             80,000  HSBC CAPITAL FUNDING LP/JERSEY CHANNEL
                     ISLANDS 144A (VRN) 4.610% 12/29/2049*                                      73,739
             25,000  JP MORGAN CHASE & CO 5.250% 05/30/2007                                     26,339
             55,000  JP MORGAN CHASE & CO GBL SR NTS 3.625% 05/01/2008                          54,526
             75,000  JP MORGAN CHASE & CO NTS 5.350% 03/01/2007                                 79,314
             40,000  JP MORGAN CHASE & CO SUB NTS 6.750% 02/01/2011                             44,685
            320,000  JP MORGAN CHASE & CO SUB NTS 6.625% 03/15/2012                            352,238
            100,000  LEHMAN BROS HLDG INC NTS 8.250% 06/15/2007                                114,057
             45,000  LEHMAN BROS HLDG INC NTS 4.000% 01/22/2008                                 45,426
             25,000  LEHMAN BROS HLDG INC NTS 7.000% 02/01/2008                                 27,846
            110,000  MERRILL LYNCH & CO MTN 3.375% 09/14/2007                                  110,134
            100,000  MORGAN STANLEY 5.800% 04/01/2007                                          106,816
            385,000  MORGAN STANLEY 3.875% 01/15/2009                                          379,405
            275,000  MORGAN STANLEY 6.750% 04/15/2011                                          303,793
            125,000  MORGAN STANLEY 5.300% 03/01/2013                                          124,931
             50,000  OSPREY TRUST/OSPREY I 144A 7.797% 01/15/2049* @                            15,250
             25,000  OSPREY TRUST/OSPREY I 144A 8.310% 01/15/2049* @                             7,625
             20,000  PDVSA FINANCE LTD 8.500% 11/16/2012                                        18,400
            140,000  PETROZUATA FINANCE INC 144A 8.220% 04/01/2017*                            122,500
             85,000  PROTECTIVE LIFE SECURED TRUST 3.700% 11/24/2008                            83,953
            200,000  PRUDENTIAL FDG LLC NTS 144A MTN 6.600% 05/15/2008*                        218,915
            120,000  QWEST CAPITAL FUNDING INC 7.900% 08/15/2010                               102,600
            350,000  SLM CORP 3.050% 04/01/2009                                                342,839
            105,000  SLM CORP 5.000% 10/01/2013                                                102,741
            185,000  SLM CORP 5.375% 05/15/2014                                                184,619
             20,000  SLM CORP MTN 3.625% 03/17/2008                                             19,899
            900,000  SOCIETE GENERALE NY CD (FRN) 1.030% 12/13/2004                            900,028
             25,000  SOVEREIGN BANCORP INC 10.500% 11/15/2006                                   29,160
            170,000  SUMITOMO MITSUI BANK NY SUB NTS 8.000% 06/15/2012                         200,544
             35,000  SUN LIFE CANADA US CAPITAL 144A 8.526% 05/29/2049*                         40,038
             35,000  TEXACO CAPITAL 9.750% 03/15/2020                                           50,164
             50,000  UBS PFD FUNDING TR GTD (VRN) 8.622% 10/29/2049                             60,446
            140,000  US BANCORP MTN 3.125% 03/15/2008                                          137,288
             20,000  US BANCORP SR MTN 3.950% 08/23/2007                                        20,351
            250,000  US BANK NTL ASSOCIATION 2.870% 02/01/2007                                 248,208
            215,000  VERIZON GLOBAL FDG CORP 7.250% 12/01/2010                                 243,062
            100,000  WELLS FARGO BANK NA (VRN) 7.800% 06/15/2010                      $        105,819
            300,000  WELLS FARGO FINL INC 5.875% 08/15/2008                                    323,654
                                                                                      ----------------
                     TOTAL BANKING & FINANCE                                          $     15,815,122

                     BASIC INDUSTRIES 0.54%
             11,000  ABITIBI CONSOLIDATED INC 8.500% 08/01/2029                       $         10,794
             50,000  ALCAN INC 6.125% 12/15/2033                                                49,091
             73,000  ALLIED WASTE NORTH AMER INC 8.875% 04/01/2008                              81,030
             35,000  ALLIED WASTE NORTH AMER INC SR NT
                     7.875% 04/15/2013                                                          37,625
             38,000  AMERICAN STANDARD COS INC 7.375% 04/15/2005                                39,567
             10,000  AMERICAN STANDARD COS INC 8.250% 06/01/2009                                11,500
              7,000  BALL CORP SR NT 6.875% 12/15/2012                                           7,385
             20,000  BRIGGS & STRATTON CORP 8.875% 03/15/2011                                   23,700
             25,000  CROWN EURO HLDGS SA 9.500% 03/01/2011                                      28,031
             75,000  DOW CHEMICAL CO 5.970% 01/15/2009                                          80,268
             65,000  DOW CHEMICAL CO 7.375% 11/01/2029                                          72,036
             13,000  FMC CORP SR SECD NT 10.250% 11/01/2009                                     15,340
              9,000  GEORGIA PACIFIC CORP 8.875% 02/01/2010                                     10,395
             17,000  GEORGIA PACIFIC CORP 9.500% 12/01/2011                                     20,485
              1,000  GEORGIA PACIFIC CORP 8.875% 05/15/2031                                      1,120
             70,000  GEORGIA PACIFIC CORP 144A 8.000% 01/15/2024*                               73,500
              7,000  GEORGIA PACIFIC CORP NT 7.700% 06/15/2015                                   7,647
             10,000  IMC GLOBAL INC 10.875% 08/01/2013                                          12,275
             26,000  IMC GLOBAL INC GTD 10.875% 06/01/2008                                      30,745
              3,000  IMC GLOBAL INC GTD 11.250% 06/01/2011                                       3,480
             35,000  INTERNATIONAL STEEL GROUP INC 144A
                     6.500% 04/15/2014*                                                         33,600
             11,000  LENNAR CORP SR NTS 9.950% 05/01/2010                                       12,416
             32,000  MACDERMID INC 9.125% 07/15/2011                                            36,000
             95,000  MEADWESTVACO CORP 6.850% 04/01/2012                                       103,079
             31,000  SPX CORP SR NTS 7.500% 01/01/2013                                          32,782
             35,000  SUNCOR ENERGY 5.950% 12/01/2034                                            34,076
             10,000  WESTLAKE CHEMICAL CORP 8.750% 07/15/2011                                   10,975
             10,000  WEYERHAEUSER CO 6.750% 03/15/2012                                          10,963
             30,000  WEYERHAEUSER CO 7.125% 07/15/2023                                          31,764
                                                                                      ----------------
                     TOTAL BASIC INDUSTRIES                                           $        921,669

                     CABLE & MEDIA 1.51%
             10,000  AOL TIME WARNER INC 6.875% 05/01/2012                            $         10,933
            295,000  AOL TIME WARNER INC 7.625% 04/15/2031                                     322,844
             75,000  AOL TIME WARNER INC 7.700% 05/01/2032                                      82,873
             35,000  AOL TIME WARNER INC GTD 6.125% 04/15/2006                                  37,118
             26,000  BRITISH SKY BROADCASTING GROUP PLC GTD
                     6.875% 02/23/2009                                                          28,750
            105,000  CHARTER COMMUNICATIONS HLDGS LLC SR NTS
                     10.750% 10/01/2009                                                         92,137
            300,000  COMCAST CABLE COMMUNICATIONS CORP SR NTS
                     6.750% 01/30/2011                                                         328,767
             70,000  COMCAST CORP 8.375% 11/01/2005                                             75,823
             75,000  COMCAST CORP NT 6.500% 01/15/2015                                          79,065
             15,000  COX COMMUNICATIONS INC 7.125% 10/01/2012                                   16,611
             50,000  COX COMMUNICATIONS INC 4.625% 06/01/2013                                   46,533
             10,000  COX COMMUNICATIONS INC 5.500% 10/01/2015                                    9,735
             52,000  CSC HLDGS INC 7.875% 02/15/2018                                            53,430
             35,000  CSC HLDGS INC 144A 6.750% 04/15/2012*                                      34,737
             20,000  DEX MEDIA FINANCE WEST 144A 8.500% 08/15/2010*                             21,700
             43,000  ECHOSTAR DBS CORP (FRN) 144A 4.360% 10/01/2008*                            44,720
             36,000  LAMAR MEDIA CORP SUB NT 7.250% 01/01/2013                                  38,700
            300,000  LIBERTY MEDIA CORP (FRN) 2.610% 09/17/2006                                305,245
             20,000  LIBERTY MEDIA CORP CV 3.750% 02/15/2030                                    13,300
             25,000  NEWS AMER HLDGS DEB 8.875% 04/26/2023                                      31,291
             50,000  NEWS AMERICA INC 7.300% 04/30/2028                                         54,633
             25,000  NEWS AMERICA INC 7.280% 06/30/2028                                         27,260
             23,000  ROGERS CABLE INC 6.250% 06/15/2013                                         22,148
              1,259  SHAW COMMUNICATIONS INC 8.250% 04/11/2010                                   1,414
             20,000  SHAW COMMUNICATIONS INC SR NTS 7.250% 04/06/2011                           21,408
             18,000  SHAW COMMUNICATIONS INC SR NTS 7.200% 12/15/2011                           19,268
             15,000  SUN MEDIA CORP 7.625% 02/15/2013                                           15,975
             55,000  TCI COMMUNICATIONS INC 7.875% 08/01/2013                                   63,471
            105,000  TCI COMMUNICATIONS INC 7.875% 02/15/2026                                  119,303
             45,000  TCI COMMUNICATIONS INC 7.125% 02/15/2028                                   47,363

PAR VALUE OR SHARES  DESCRIPTION                                                                 VALUE
------------------------------------------------------------------------------------------------------
             65,000  TIME WARNER COS INC 7.570% 02/01/2024                            $         70,741
             60,000  TIME WARNER COS INC 6.950% 01/15/2028                                      61,458
            130,000  TIME WARNER COS INC GTD 6.625% 05/15/2029                                 128,169
             60,000  TIME WARNER ENTERTAINMENT CO LP SR SUB NTS
                     8.375% 07/15/2033                                                          71,722
            130,000  VIACOM INC 5.625% 08/15/2012                                              135,352
             30,000  VIVENDI UNIVERSAL SA 6.250% 07/15/2008                                     31,312
             25,000  WALT DISNEY CO 6.200% 06/20/2014                                           26,253
                                                                                      ----------------
                     TOTAL CABLE & MEDIA                                              $      2,591,562

                     CONSUMER DURABLES 0.24%
             30,000  EASTMAN KODAK CO 7.250% 11/15/2013                               $         31,211
            285,000  GENERAL ELECTRIC CO 5.000% 02/01/2013                                     283,365
             40,000  MGM MIRAGE 8.500% 09/15/2010                                               45,100
             50,000  STATION CASINOS INC 144A 6.000% 04/01/2012*                                49,625
                                                                                      ----------------
                     TOTAL CONSUMER DURABLES                                          $        409,301

                     CONSUMER NON-DURABLES 1.32%
             90,000  ALTRIA GROUP INC 7.000% 11/04/2013                               $         95,805
            260,000  ALTRIA GROUP INC 7.750% 01/15/2027                                        277,218
            320,000  ALTRIA GROUP INC (FRN) 1.870% 10/22/2004                                  320,855
             43,000  CONSTELLATION BRANDS INC 8.000% 02/15/2008                                 47,300
             50,000  DIAGEO CAPITAL PLC 3.500% 11/19/2007                                       50,030
             45,000  DIAGEO CAPITAL PLC GBL NTS 3.375% 03/20/2008                               44,376
             55,000  GENERAL MILLS INC 5.125% 02/15/2007                                        57,706
             70,000  GLAXOSMITHKLINE CAPITAL INC 4.375% 04/15/2014                              66,286
            120,000  KRAFT FOODS INC 5.625% 11/01/2011                                         123,979
            250,000  NABISCO INC DEBS 7.550% 06/15/2015                                        291,712
            250,000  PROCTER & GAMBLE CO DEB 8.500% 08/10/2009                                 301,593
             10,000  REYNOLDS RJ TOBACCO HLDGS INC 7.250% 06/01/2012                            10,025
            200,000  REYNOLDS RJ TOBACCO HLDGS INC GTD SER B
                     7.750% 05/15/2006                                                         212,500
            100,000  SARA LEE CORP 6.250% 09/15/2011                                           109,477
             33,000  SMITHFIELD FOODS INC SR NTS 8.000% 10/15/2009                              36,382
            125,000  UNILEVER CAP CORP GTD 7.125% 11/01/2010                                   143,045
             80,000  WYETH 6.500% 02/01/2034                                                    79,563
                                                                                      ----------------
                     TOTAL CONSUMER NON-DURABLES                                      $      2,267,852

                     CONSUMER SERVICES 0.50%
             24,000  AVIS GROUP HLDGS INC 11.000% 05/01/2009                          $         25,320
             26,000  HARRAHS OPER CO INC GTD 7.875% 12/15/2005                                  27,852
             24,000  JC PENNEY CORP INC 8.000% 03/01/2010                                       27,360
             10,000  MOHEGAN TRIBAL GAMING AUTHORITY SR NTS
                     8.125% 01/01/2006                                                          10,650
             40,000  MOHEGAN TRIBAL GAMING AUTHORITY SR SUB NTS
                     8.375% 07/01/2011                                                          43,600
             25,000  NORAMPAC INC 6.750% 06/01/2013                                             26,000
              5,000  PARK PLACE ENTERTAINMENT CORP SR NT
                     7.000% 04/15/2013                                                           5,250
             23,000  PARK PLACE ENTERTAINMENT CORP SR SUB NTS
                     9.375% 02/15/2007                                                          25,415
              8,000  RYLAND GROUP INC NT 8.000% 08/15/2006                                       8,740
            140,000  TARGET CORP 5.875% 03/01/2012                                             149,104
              5,000  TRICON GLOBAL RESTAURANTS INC SR NTS
                     8.500% 04/15/2006                                                           5,519
            110,000  WASTE MANAGEMENT INC 6.375% 11/15/2012                                    118,105
            135,000  WASTE MANAGEMENT INC GTD 7.375% 05/15/2029                                148,434
            120,000  WASTE MANAGEMENT INC SR NTS 7.375% 08/01/2010                             136,420
            100,000  WASTE MANAGEMENT INC SR NTS 7.125% 12/15/2017                             108,893
                                                                                      ----------------
                     TOTAL CONSUMER SERVICES                                          $        866,662

                     ENERGY 2.55%
             65,000  AMERADA HESS CORP SR NTS 7.125% 03/15/2033                       $         65,031
             40,000  ANADARKO PETROLEUM CORP 5.375% 03/01/2007                                  42,247
             17,000  CHESAPEAKE ENERGY CORP SR NTS 9.000% 08/15/2012                            19,423
             80,000  CHEVRONTEXACO CAPITAL CO 3.500% 09/17/2007                                 80,711
            260,000  CONOCO FDG CO 6.350% 10/15/2011                                           286,731
             70,000  CONOCO FDG CO 7.250% 10/15/2031                                            80,142
            120,000  CONOCO INC SR NTS 6.950% 04/15/2029                                       131,995
            180,000  CONOCOPHILLIPS CO 8.750% 05/25/2010                                       219,984
             80,000  CONOCOPHILLIPS CO 4.750% 10/15/2012                                        79,122
             60,000  CONOCOPHILLIPS CO 7.000% 03/30/2029                                        66,207
             90,000  CONSOLIDATED NATURAL GAS CO 5.375% 11/01/2006                    $         94,528
             50,000  CONSOLIDATED NATURAL GAS CO 5.000% 03/01/2014                              48,483
            260,000  DEVON ENERGY CORP 7.950% 04/15/2032                                       302,272
            245,000  DYNEGY HLDGS INC SR NT 8.750% 02/15/2012                                  229,688
             90,000  ENCANA CORP 4.750% 10/15/2013                                              86,479
             20,000  EXELON CORP 6.750% 05/01/2011                                              22,079
            190,000  FIRSTENERGY CORP SER A 5.500% 11/15/2006                                  198,253
             70,000  FIRSTENERGY CORP SER B 6.450% 11/15/2011                                   73,696
            430,000  FIRSTENERGY CORP SER C 7.375% 11/15/2031                                  451,617
             50,000  GAZ CAPITAL FOR GAZPROM 144A 8.625% 04/28/2034*                            48,250
             40,000  HANOVER EQUIPMENT TRUST 8.750% 09/01/2011                                  43,000
             15,000  MIDWEST GENERATION LLC 8.560% 01/02/2016                                   15,375
            100,000  MIDWEST GENERATION LLC 144A 8.750% 05/01/2034*                             99,500
             40,000  NRG ENERGY INC 144A 8.000% 12/15/2013*                                     40,300
             25,000  OCCIDENTAL PETROLEUM 8.450% 02/15/2029                                     32,032
             30,000  ONCOR ELECTRIC DELIVERY 6.375% 01/15/2015                                  32,045
             20,000  PARKER & PARSLEY PETROLEUM SR NTS 8.250% 08/15/2007                        22,710
             10,000  PEABODY ENERGY CORP 5.875% 04/15/2016                                       9,300
             45,000  PEABODY ENERGY CORP SER B 6.875% 03/15/2013                                46,800
              7,000  PIONEER NATURAL RESOURCE CO GTD 9.625% 04/01/2010                           8,673
            450,000  PROGRESS ENERGY INC NTS NCL 7.100% 03/01/2011                             501,512
             50,000  TXU ENERGY CO 7.000% 03/15/2013                                            55,270
             31,000  VINTAGE PETROLEUM INC SR NTS 8.250% 05/01/2012                             33,945
             27,000  WESTERN OIL SANDS INC 8.375% 05/01/2012                                    30,578
             11,000  WESTPORT RESOURCES CORP SUB NT 8.250% 11/01/2011                           12,348
             20,000  WILLIAMS COS INC 7.125% 09/01/2011                                         20,900
             30,000  WILLIAMS COS INC 8.125% 03/15/2012                                         32,625
             25,000  WILLIAMS COS INC 7.625% 07/15/2019                                         24,375
             58,000  WILLIAMS COS INC 7.500% 01/15/2031                                         54,230
            380,000  WILLIAMS COS INC 8.750% 03/15/2032                                        387,600
            130,000  XTO ENERGY INC 4.900% 02/01/2014                                          124,924
             57,000  XTO ENERGY INC SR NT 6.250% 04/15/2013                                     60,732
             51,000  XTO ENERGY INC SR NTS 7.500% 04/15/2012                                    58,580
                                                                                      ----------------
                     TOTAL ENERGY                                                     $      4,374,292

                     FINANCIAL SERVICES 0.81%
             30,000  PACIFIC LIFE CORP 144A 6.600% 09/15/2033*                        $         31,246
            165,000  WACHOVIA CORP 3.625% 02/17/2009                                           161,758
             55,000  WESTPAC CAPITAL TRUST 144A 5.819% 12/31/2049*                              55,667
            950,000  WILLIAMS COS INC CREDIT LINKED CERTIFICATE
                     TRUST/THE 144A 6.750% 04/15/2009*                                         940,500
            195,000  WILLIAMS COS INC CREDIT LINKED CERTIFICATE
                     TRUST/THE 144A (FRN) 4.420% 05/01/2009* ~                                 195,000
                                                                                      ----------------
                     TOTAL FINANCIAL SERVICES                                         $      1,384,171

                     FORESTRY AND PAPER 0.05%
             52,000  CASCADES INC SR NTS 7.250% 02/15/2013                            $         54,210
             35,000  INTERNATIONAL PAPER CO 5.500% 01/15/2014                                   34,684
                                                                                      ----------------
                     TOTAL FORESTRY AND PAPER                                         $         88,894

                     HEALTH CARE 0.69%
            305,000  BRISTOL-MYERS SQUIBB CO 5.750% 10/01/2011                        $        321,884
             20,000  FRESENIUS MED CAP TR II 7.875% 02/01/2008                                  21,725
             60,000  FRESENIUS MED CAP TR IV GTD 7.875% 06/15/2011                              65,700
             20,000  HCA INC 6.910% 06/15/2005                                                  20,813
             60,000  HCA INC 7.125% 06/01/2006                                                  63,798
             45,000  HCA INC 7.250% 05/20/2008                                                  48,255
            200,000  HCA INC 5.750% 03/15/2014                                                 190,718
             72,000  MANOR CARE INC SR NTS 7.500% 06/15/2006                                    77,940
             26,000  OMNICARE INC 8.125% 03/15/2011                                             28,600
             75,000  TENET HEALTHCARE CORP 6.375% 12/01/2011                                    65,438
            309,000  TENET HEALTHCARE CORP 7.375% 02/01/2013                                   279,645
                                                                                      ----------------
                     TOTAL HEALTH CARE                                                $      1,184,516

                     INDUSTRIALS 1.58%
             15,000  AGCO CORP 9.500% 05/01/2008                                      $         16,425
             35,000  BE AEROSPACE INC 8.500% 10/01/2010                                         37,975
             30,000  DAIMLER CHRYSLER AG 7.450% 03/01/2027                                      31,035
            380,000  DAIMLER CHRYSLER NORTH AMER GTD HLDG CORP
                     4.050% 06/04/2008                                                         373,262
             20,000  DR HORTON INC 10.500% 04/01/2005                                           21,250
             20,000  DR HORTON INC 7.875% 08/15/2011                                            22,300

PAR VALUE OR SHARES  DESCRIPTION                                                                 VALUE
------------------------------------------------------------------------------------------------------
              5,000  DRESSER INC 9.375% 04/15/2011                                    $          5,400
              3,000  LEAR CORP 7.960% 05/15/2005                                                 3,158
              8,000  LEAR CORP SER B 8.110% 05/15/2009                                           9,190
            190,000  LOCKHEED MARTIN CORP 8.500% 12/01/2029                                    240,449
             45,000  LOCKHEED MARTIN CORP 7.200% 05/01/2036                                     52,218
             20,000  NALCO CO 144A 7.750% 11/15/2011*                                           21,050
             40,000  NORTHROP GRUMMAN CORP 7.750% 02/15/2031                                    46,846
              5,000  RAYTHEON CO 6.000% 12/15/2010                                               5,379
             60,000  RAYTHEON CO 4.850% 01/15/2011                                              59,737
              5,000  RAYTHEON CO 5.500% 11/15/2012                                               5,066
             25,000  RAYTHEON CO NTS 5.375% 04/01/2013                                          25,064
             23,000  SCHULER HOMES GTD 9.375% 07/15/2009                                        25,415
            355,210  SYSTEMS 2001 ASSET TRUST CL G 144A
                     6.664% 09/15/2013*                                                        387,523
             40,000  TEEKAY SHIPPING CORP 8.875% 07/15/2011                                     46,000
             10,000  TYCO INTL GROUP SA 5.875% 11/01/2004                                       10,197
             30,000  TYCO INTL GROUP SA 6.125% 11/01/2008                                       31,675
             10,000  TYCO INTL GROUP SA 6.125% 01/15/2009                                       10,554
             10,000  TYCO INTL GROUP SA 6.750% 02/15/2011                                       10,784
            320,000  TYCO INTL GROUP SA 6.375% 10/15/2011                                      336,965
            306,000  TYCO INTL GROUP SA 7.000% 06/15/2028                                      312,077
            554,000  TYCO INTL GROUP SA 6.875% 01/15/2029                                      558,862
                                                                                      ----------------
                     TOTAL INDUSTRIALS                                                $      2,705,856

                     REAL ESTATE (PUBLICLY TRADED) 0.15%
             75,000  CAMDEN PROPERTY TRUST 5.375% 12/15/2013                          $         74,033
             65,000  EOP OPERATING LP 4.750% 03/15/2014                                         60,622
             75,000  EOP OPERATING LP NTS 7.750% 11/15/2007                                     84,897
             23,000  HMH PPTYS INC SR NTS SER B 7.875% 08/01/2008                               23,748
             10,000  VENTAS REALTY LP/VENTAS CAPITAL CORP
                     8.750% 05/01/2009                                                          11,200
             10,000  VENTAS REALTY LP/VENTAS CAPITAL CORP
                     9.000% 05/01/2012                                                          11,300
                                                                                      ----------------
                     TOTAL REAL ESTATE (PUBLICLY TRADED)                              $        265,800

                     TECHNOLOGY 0.31%
            120,000  ELECTRONIC DATA SYS CORP 6.000% 08/01/2013                       $        111,527
            270,000  ELECTRONIC DATA SYS CORP NTS 7.125% 10/15/2009                            277,446
            150,000  US WEST COMMUNICATIONS INC NT 5.625% 11/15/2008                           145,500
                                                                                      ----------------
                     TOTAL TECHNOLOGY                                                 $        534,473

                     TELECOMMUNICATIONS 0.97%
             35,000  AT&T BROADBAND CORP NTS 8.375% 03/15/2013                        $         41,759
             35,000  AT&T WIRELESS SVCS INC 8.125% 05/01/2012                                   40,823
             50,000  BRITISH TELECOM PLC BDS
                     8.625% 12/15/2030+                                                         63,251
             50,000  CINCINNATI BELL INC 7.250% 07/15/2013                                      48,500
             75,000  DEUTSCHE TELEKOM INTL 8.250% 06/15/2005+                                   79,835
             20,000  DEUTSCHE TELEKOM INTL 8.500% 06/15/2010+                                   23,632
            130,000  DEUTSCHE TELEKOM INTL 8.750% 06/15/2030+                                  161,471
            155,000  DEUTSCHE TELEKOM INTL FINANCE BV GBL NT
                     5.250% 07/22/2013                                                         153,860
             10,000  INTELSAT LTD 6.500% 11/01/2013                                              9,171
             31,000  L-3 COMMUNICATIONS CORP SR SUB NTS
                     7.625% 06/15/2012                                                          33,403
             24,000  MCI INC 5.908% 05/01/2007                                                  23,730
             24,000  MCI INC 6.688% 05/01/2009                                                  22,800
             21,000  MCI INC 7.735% 05/01/2014                                                  19,478
                  -  MCI INC TRADE CLAIMS                                                            -
             10,000  NEW JERSEY BELL TELEPHONE NT 7.850% 11/15/2029                             11,557
             25,000  PANAMSAT CORP SR NTS 8.500% 02/01/2012                                     28,250
             60,000  QWEST COMMUNICATIONS INTERNATIONAL 144A (FRN)
                     4.630% 02/15/2009*                                                         55,500
             30,000  ROGERS WIRELESS COMMUNICATIONS INC 144A
                     6.375% 03/01/2014*                                                         28,200
             15,000  SBC COMMUNICATIONS INC 5.875% 08/15/2012                                   15,651
             85,000  TELECOM ITALIA CAPITAL 144A 5.250% 11/15/2013*                             83,804
            380,000  VERIZON NEW JERSEY INC 5.875% 01/17/2012                                  397,273
             75,000  VERIZON PENNSYLVANIA INC SER A 5.650% 11/15/2011                           77,499
             95,000  VODAFONE GROUP PLC 7.750% 02/15/2010                                      110,012
             75,000  VODAFONE GROUP PLC 5.000% 12/16/2013                                       73,478
             55,000  VODAFONE GROUP PLC 6.250% 11/30/2032                                       54,982
                                                                                      ----------------
                     TOTAL TELECOMMUNICATIONS                                         $      1,657,919

                     TRANSPORTATION 0.39%
            150,000  BURLINGTON NORTH SANTA FE CORP NTS
                     6.375% 12/15/2005                                                $        159,122
             40,000  CANADIAN NATIONAL RAILWAY CO 6.900% 07/15/2028                             43,576
             50,000  CANADIAN NATIONAL RAILWAY CO NT 4.400% 03/15/2013                          47,250
             68,405  DELTA AIR LINES INC 6.619% 03/18/2011                                      66,865
            177,508  DELTA AIR LINES INC 6.718% 01/02/2023                                     183,162
             23,000  KANSAS CITY SOUTHERN RAILWAY GTD
                     9.500% 10/01/2008                                                          25,473
             75,000  NORFOLK SOUTHERN CORP SR NTS 6.200% 04/15/2009                             81,287
             30,000  OMI CORP 7.625% 12/01/2013                                                 31,050
             40,000  OVERSEAS SHIPHOLDING GROUP 7.500% 02/15/2024                               39,400
                                                                                      ----------------
                     TOTAL TRANSPORTATION                                             $        677,185

                     UTILITIES 1.45%
             12,000  AES CORP 8.750% 06/15/2008                                       $         12,480
             29,000  AES CORP 9.375% 09/15/2010                                                 31,175
             15,000  AES CORP 8.875% 02/15/2011                                                 15,750
            242,000  AES CORP 144A 8.750% 05/15/2013*                                          263,175
             27,000  AES CORP 144A 9.000% 05/15/2015*                                           29,430
             18,720  AES CORP NT 144A 10.000% 07/15/2005*                                       19,188
             86,000  AES CORP SR NTS 9.500% 06/01/2009                                          92,020
             47,000  CALPINE CORP 8.500% 02/15/2011                                             32,900
             40,000  CALPINE CORP 144A 8.500% 07/15/2010*                                       35,400
             80,000  CALPINE CORP SR NTS 8.250% 08/15/2005                                      74,800
             80,000  CLEVELAND ELECTRIC ILLUMINATING CO/THE 144A
                     5.650% 12/15/2013*                                                         78,940
            110,000  DETROIT EDISON CO 6.125% 10/01/2010                                       118,314
             40,000  DOMINION RESOURCES CAPITAL TRUST III
                     8.400% 01/15/2031                                                          47,201
             20,000  DOMINION RESOURCES INC 4.125% 02/15/2008                                   20,111
             80,000  DOMINION RESOURCES INC 5.700% 09/17/2012                                   82,620
             90,000  DOMINION RESOURCES INC SER D SR NTS
                     5.125% 12/15/2009                                                          92,255
             80,000  DUKE ENERGY CORP SR NTS 5.625% 11/30/2012                                  81,049
             50,000  EL PASO CORP CV 0.000% 02/28/2021                                          23,313
            430,000  EL PASO CORP MTN 7.800% 08/01/2031                                        335,400
            160,000  EL PASO CORP MTN 7.750% 01/15/2032                                        124,800
            140,000  EL PASO NATURAL GAS 8.375% 06/15/2032                                     139,300
             13,000  GULFTERRA ENERGY PARTNER NT 10.625% 12/01/2012                             15,990
            130,000  HYDRO-QUEBEC GTD 6.300% 05/11/2011                                        143,419
             15,000  NATIONAL WATERWORKS INC SR SUB NT
                     10.500% 12/01/2012                                                         16,875
            125,000  OHIO EDISON CO 5.450% 05/01/2015                                          120,488
             67,000  ORION POWER HLDGS INC SR NTS 12.000% 05/01/2010                            82,410
            140,000  PACIFIC GAS & ELECTRIC CO 6.050% 03/01/2034                               132,398
            100,000  PACIFIC GAS & ELECTRIC CO (FRN) 1.810% 04/03/2006                         100,039
             50,000  SONAT INC 7.625% 07/15/2011                                                43,250
             50,000  SOUTHERN NATURAL GAS CO 8.875% 03/15/2010                                  55,250
             30,000  SOUTHERN NATURAL GAS CO 8.000% 03/01/2032                                  30,000
                                                                                      ----------------
                     TOTAL UTILITIES                                                  $      2,489,740

                                                                                      ----------------
TOTAL CORPORATE DEBT (COST $37,385,545)                                               $     38,235,014

FOREIGN DEBT 10.01%
            300,000  AID ISRAEL 5.500% 09/18/2023                                     $        297,790
EUR         250,000  BUNDESOBLIGATION 3.500% 10/10/2008                                        301,920
EUR       2,200,000  BUNDESOBLIGATION 3.250% 04/17/2009                                      2,614,702
EUR       1,448,000  DEUTSCHLAND REPUBLIC 3.750% 01/04/2009                                  1,764,344
EUR       2,609,000  DEUTSCHLAND REPUBLIC 5.000% 01/04/2012                                  3,337,084
EUR         750,000  DEUTSCHLAND REPUBLIC 4.250% 01/04/2014                                    902,299
EUR         284,000  DEUTSCHLAND REPUBLIC 5.500% 01/04/2031                                    369,485
             75,000  EXPORT-IMPORT BANK OF KOREA 144A
                     5.250% 02/10/2014*                                                         73,722
            280,000  FED REPUBLIC OF BRAZIL 14.500% 10/15/2009                                 328,300
            185,000  FED REPUBLIC OF BRAZIL 12.000% 04/15/2010                                 197,950
            258,010  FED REPUBLIC OF BRAZIL 8.000% 04/15/2014                                  236,853
            135,000  FED REPUBLIC OF BRAZIL 11.000% 08/17/2040                                 125,550
            244,707  FED REPUBLIC OF BRAZIL (FRN) 2.125% 04/15/2012                            203,107
             70,366  FED REPUBLIC OF BRAZIL C BD 8.000% 04/15/2014                              64,596
          1,214,476  MEXICO GOVERNMENT INTERNATIONAL BOND
                     7.500% 04/08/2033                                                       1,202,331

PAR VALUE OR SHARES  DESCRIPTION                                                                 VALUE
------------------------------------------------------------------------------------------------------
             50,000  PANAMA GOVERNMENT INTERNATIONAL BOND
                     9.375% 01/16/2023                                                $         52,375
            209,300  PERU PDI (VRN) 5.000% 03/07/2017                                          183,661
             65,000  PROVINCE OF QUEBEC 7.380% 04/09/2026                                       77,630
             25,000  QUEBEC PROV NTS MTN (STEP BOND) 7.365% 03/06/2026                          29,870
            285,000  REPUBLIC OF BULGARIA 144A 8.250% 01/15/2015*                              327,037
             70,000  REPUBLIC OF COLOMBIA 10.500% 07/09/2010                                    77,000
            110,910  REPUBLIC OF COLOMBIA 9.750% 04/09/2011                                    122,001
            105,000  REPUBLIC OF COLOMBIA 11.750% 02/25/2020                                   123,375
             10,000  REPUBLIC OF PANAMA 9.375% 07/23/2012                                       11,300
            127,000  REPUBLIC OF PANAMA 10.750% 05/15/2020                                     151,765
             11,454  REPUBLIC OF PANAMA - PDI 2.000% 07/17/2016                                  9,965
             20,000  REPUBLIC OF PERU 9.125% 02/21/2012                                         21,000
             20,000  REPUBLIC OF PERU 9.875% 02/06/2015                                         21,500
             40,000  REPUBLIC OF PERU 8.750% 11/21/2033                                         35,600
             30,000  REPUBLIC OF PHILIPPINES 9.875% 01/15/2019                                  30,615
             55,000  REPUBLIC OF PHILIPPINES GBL BDS 9.875% 01/15/2019                          56,512
             20,000  RUSSIAN FEDERATION 8.250% 03/31/2010                                       21,650
            730,000  RUSSIAN FEDERATION (STEP BOND) 144A
                     5.000% 03/31/2030*                                                        669,410
EUR         385,000  SPANISH GOVERNMENT 6.000% 01/31/2008                                      505,363
SEK       2,565,000  SWEDEN (KINGDOM OF) BDS 8.000% 08/15/2007                                 382,313
SEK       3,075,000  SWEDEN (KINGDOM OF) BDS 5.000% 01/28/2009                                 421,515
            100,000  SWEDISH EXPORT CREDIT 2.875% 01/26/2007                                    99,266
GBP         550,000  UNITED KINGDOM GILT 5.000% 03/07/2008                                     981,195
             50,000  UNITED MEXICAN STATES 4.625% 10/08/2008                                    49,750
            300,000  UNITED MEXICAN STATES 8.375% 01/14/2011                                   345,000
             30,000  UNITED MEXICAN STATES 6.625% 03/03/2015                                    30,225
            250,000  UNITED MEXICAN STATES 8.125% 12/30/2019                                   271,875
             60,000  UNITED MEXICAN STATES (MTN) 8.000% 09/24/2022                              63,300
                                                                                      ----------------
TOTAL FOREIGN DEBT (COST $16,674,369)                                                 $     17,192,101

U.S. GOVERNMENT AND AGENCIES 67.89%
                     FHLMC POOLS 4.81%
             39,151  FHLMC GOLD POOL #A12429 5.500% 08/01/2033                        $         39,125
            220,637  FHLMC GOLD POOL #A12699 5.000% 08/01/2033                                 214,077
             99,052  FHLMC GOLD POOL #A19610 5.500% 03/01/2034                                  98,983
             99,534  FHLMC GOLD POOL #A19810 5.500% 03/01/2034                                  99,464
             99,896  FHLMC GOLD POOL #A19836 5.500% 03/01/2034                                  99,825
          2,492,097  FHLMC GOLD POOL #B10632 5.500% 11/01/2018                               2,559,262
             36,755  FHLMC GOLD POOL #C01623 5.500% 09/01/2033                                  36,731
             48,349  FHLMC GOLD POOL #C90213 7.000% 04/01/2018                                  51,227
             71,826  FHLMC GOLD POOL #E00535 6.000% 02/01/2013                                  75,223
             39,443  FHLMC GOLD POOL #E01095 6.000% 01/01/2017                                  41,210
            163,062  FHLMC GOLD POOL #E01184 6.000% 08/01/2017                                 170,344
             76,375  FHLMC GOLD POOL #E90471 5.500% 07/01/2017                                  78,424
            173,902  FHLMC GOLD POOL #E91323 6.000% 09/01/2017                                 181,668
            371,534  FHLMC GOLD POOL #G01391 7.000% 04/01/2032                                 392,361
            157,770  FHLMC GOLD POOL #G11149 6.500% 07/01/2011                                 167,747
            200,000  FHLMC GOLD TBA 4.000% 05/01/2019                                          192,312
            900,000  FHLMC GOLD TBA 5.000% 05/01/2034                                          872,437
          1,000,000  FHLMC GOLD TBA 6.000% 05/01/2034                                        1,022,812
          1,800,000  FHLMC TBA 6.500% 05/01/2034                                             1,874,250
                                                                                      ----------------
                     TOTAL FHLMC POOLS                                                $      8,267,482

                     FNMA POOLS 12.91%
             17,311  FNMA POOL #190000 6.000% 09/01/2008                              $         18,175
             19,248  FNMA POOL #190040 6.000% 09/01/2008                                        20,209
            189,821  FNMA POOL #252345 6.000% 03/01/2014                                       198,536
            996,136  FNMA POOL #255176 4.500% 04/01/2019                                       981,683
             75,046  FNMA POOL #323120 6.000% 10/01/2011                                        78,573
            120,740  FNMA POOL #323842 5.500% 07/01/2014                                       124,580
            219,371  FNMA POOL #512117 7.500% 12/01/2029                                       234,855
            169,837  FNMA POOL #555144 7.000% 10/01/2032                                       179,536
          1,918,377  FNMA POOL #555291 5.500% 12/01/2017                                     1,970,404
            852,019  FNMA POOL #555417 6.000% 05/01/2033                                       871,796
            265,131  FNMA POOL #555720 6.500% 06/01/2015                                       281,406
             22,594  FNMA POOL #568053 6.500% 05/01/2016                                        23,938
              6,156  FNMA POOL #569336 7.500% 01/01/2031                                         6,585
             19,746  FNMA POOL #583203 6.500% 05/01/2031                                        20,554
            838,873  FNMA POOL #616639 7.500% 02/01/2032                                       897,316
             12,621  FNMA POOL #631415 6.500% 02/01/2032                                        13,139
             29,317  FNMA POOL #641482 6.500% 07/01/2032                                        30,520
             35,641  FNMA POOL #668339 5.500% 11/01/2017                              $         36,608
            411,155  FNMA POOL #670370 5.500% 09/01/2017                                       422,306
            500,328  FNMA POOL #681343 5.500% 02/01/2018                                       513,791
          1,676,930  FNMA POOL #725232 5.000% 03/01/2034                                     1,625,919
             98,006  FNMA POOL #744728 4.000% 10/01/2018                                        94,398
            497,912  FNMA POOL #757530 4.500% 03/01/2019                                       490,688
            400,040  FNMA POOL #770082 4.500% 03/01/2019                                       394,236
             99,888  FNMA POOL #770124 5.000% 02/01/2034                                        96,853
            400,000  FNMA POOL #777336 4.500% 04/01/2019                                       394,196
          2,100,000  FNMA TBA 4.500% 05/01/2019                                              2,066,530
          2,900,000  FNMA TBA 5.000% 05/01/2019                                              2,916,312
          1,000,000  FNMA TBA 5.500% 05/01/2019                                              1,025,938
            500,000  FNMA TBA 6.000% 05/01/2019                                                521,406
          2,100,000  FNMA TBA 5.000% 05/01/2034                                              2,034,375
          3,600,000  FNMA TBA 5.500% 05/01/2034                                              3,591,000
                                                                                      ----------------
                     TOTAL FNMA POOLS                                                 $     22,176,361

                     GNMA POOLS 18.01%
            203,382  GNMA POOL #493555 6.500% 04/15/2031                              $        212,494
            116,075  GNMA POOL #563599 7.000% 06/15/2032                                       123,397
             86,617  GNMA POOL #612927 5.500% 07/15/2033                                        86,728
            146,735  GNMA POOL #780914 6.000% 11/15/2028                                       150,742
            193,241  GNMA POOL #781276 6.500% 04/15/2031                                       201,994
             82,203  GNMA POOL #781328 7.000% 09/15/2031                                        87,456
          2,851,215  GNMA POOL #781340 6.500% 10/15/2031                                     2,979,127
          3,500,000  GNMA TBA 5.000% 05/01/2034                                              3,400,467
          6,300,000  GNMA TBA 5.500% 05/01/2034                                              6,300,000
         10,460,000  GNMA TBA 6.000% 05/01/2034                                             10,721,500
          6,370,000  GNMA TBA 6.500% 05/01/2034                                              6,652,669
                                                                                      ----------------
                     TOTAL GNMA POOLS                                                 $     30,916,574

                     OTHER U.S. AGENCIES 16.02%
            100,000  FHLB 432 4.500% 09/16/2013                                       $         96,748
          7,300,000  FHLB DISC NT 0.540% 05/03/2004^                                         7,299,676
          1,195,000  FHLB DISC NT 0.869% 05/07/2004^                                         1,194,801
          5,070,000  FHLB DISC NT 0.925% 05/12/2004^                                         5,068,459
          2,835,000  FHLB DISC NT 0.913% 05/19/2004^                                         2,833,653
          1,215,000  FHLB DISC NT 0.917% 05/21/2004^                                         1,214,359
          1,285,000  FHLB DISC NT 0.927% 05/26/2004^                                         1,284,152
             40,000  FHLMC 3.375% 04/15/2009                                                    38,827
            400,000  FHLMC 4.750% 12/08/2010                                                   398,620
          1,520,000  FHLMC 4.500% 12/16/2010                                                 1,494,912
            255,000  FHLMC 4.125% 02/24/2011                                                   246,470
            275,000  FHLMC MTN 3.500% 04/01/2008                                               271,720
             30,000  FHLMC MTN 3.875% 11/10/2008                                                30,029
            125,000  FHLMC NTS 7.000% 03/15/2010                                               142,506
            220,000  FICO STRIP CPN-3 DEB 0.000% 11/30/2017                                    102,783
             85,000  FNMA 1.750% 06/16/2006                                                     83,432
            290,000  FNMA 5.750% 02/15/2008                                                    312,199
            805,000  FNMA 7.125% 06/15/2010                                                    925,020
          1,900,000  FNMA 6.125% 03/15/2012                                                  2,069,070
            320,000  FNMA 4.750% 02/21/2013                                                    310,878
            970,000  FNMA DEBS 6.000% 05/15/2008                                             1,053,141
            452,000  FNMA DISC NT 1.084% 09/08/2004++^                                         450,248
            100,000  RESOLUTION FDG CORP FED STRIPS 0.000% 07/15/2018                           45,583
            100,000  RESOLUTION FDG CORP FED STRIPS 0.000% 10/15/2018                           44,768
            190,730  SMALL BUSINESS ADMINISTRATION 5.199% 08/01/2012                           192,174
            325,000  SMALL BUSINESS ADMINISTRATION 4.504% 02/10/2014                           308,514
                                                                                      ----------------
                     TOTAL OTHER U.S. AGENCIES                                        $     27,512,742

                     U.S. TREASURIES 16.14%
            335,000  U.S. TREASURY BDS 10.375% 11/15/2012                             $        415,309
            810,000  U.S. TREASURY BDS 8.125% 08/15/2019                                     1,068,124
            265,000  U.S. TREASURY BDS 8.500% 02/15/2020                                       361,031
            415,000  U.S. TREASURY BDS 6.000% 02/15/2026                                       448,783
          1,005,000  U.S. TREASURY BDS 6.750% 08/15/2026                                     1,185,626
          2,085,000  U.S. TREASURY BDS 5.375% 02/15/2031                                     2,112,366
            304,086  U.S. TREASURY INFLATION-INDEXED BD 1.875% 07/15/2013                      299,881
          1,220,081  U.S. TREASURY INFLATION-INDEXED BD 3.625% 04/15/2028                    1,456,282
          3,102,913  U.S. TREASURY INFLATION-INDEXED BD 3.875% 04/15/2029                    3,868,945
            113,516  U.S. TREASURY INFLATION-INDEXED NT 3.875% 01/15/2009                      127,302
          1,895,000  U.S. TREASURY NTS 1.500% 03/31/2006                                     1,868,574

PAR VALUE OR SHARES  DESCRIPTION                                                                 VALUE
------------------------------------------------------------------------------------------------------
          1,270,000  U.S. TREASURY NTS 2.250% 04/30/2006                              $      1,268,512
            190,000  U.S. TREASURY NTS 3.250% 08/15/2008                                       188,827
            870,000  U.S. TREASURY NTS 3.375% 11/15/2008                                       865,140
            440,000  U.S. TREASURY NTS 2.625% 03/15/2009                                       421,076
          5,545,000  U.S. TREASURY NTS 3.125% 04/15/2009                                     5,423,054
             80,000  U.S. TREASURY NTS 5.750% 08/15/2010                                        87,931
            680,000  U.S. TREASURY NTS 4.000% 11/15/2012                                       662,309
             25,000  U.S. TREASURY NTS 4.250% 08/15/2013                                        24,582
          4,470,000  U.S. TREASURY NTS 4.000% 02/15/2014                                     4,293,994
          3,140,000  U.S. TREASURY STRIP PO 11/15/2021                                       1,184,154
            190,000  U.S. TREASURY STRIP PO 08/15/2027                                          50,991
             90,000  U.S. TREASURY STRIP PO 11/15/2027                                          23,869
                                                                                      ----------------
                     TOTAL U.S. TREASURIES                                            $     27,706,662

                                                                                      ----------------
TOTAL U.S. GOVERNMENT AND AGENCIES (COST $117,245,350)                                $    116,579,821

STATE AND MUNICIPAL OBLIGATIONS 0.06%
            100,000  CALIFORNIA STATE DEPARTMENT OF WATER RESOURCES
                     3.975% 05/01/2005                                                $        101,855
                                                                                      ----------------
TOTAL STATE AND MUNICIPAL OBLIGATIONS (COST $99,995)                                  $        101,855

PURCHASED OPTION CONTRACTS 0.00%
             11,000  U.S. TREASURY 10YR NOTE FUT EXP 5/21/04
                     CALL 119 05/21/2004                                              $            172
                                                                                      ----------------
TOTAL PURCHASED OPTION CONTRACTS (COST $3,664)                                        $            172

                                                                                      ----------------
TOTAL INVESTMENTS AT VALUE 111.71% (COST $191,376,501)                                     191,822,532

                                                                                      ----------------
LIABILITIES IN EXCESS OF OTHER ASSETS (11.71%)                                             (20,113,953)

                                                                                      ----------------
NET ASSETS 100.00%                                                                    $    171,708,579

WRITTEN OPTIONS

                                                     NOTIONAL              PREMIUM
TYPE OF CONTRACT                                       AMOUNT             RECEIVED               VALUE
------------------------------------------------------------------------------------------------------
FNMA 30YR 5.0% EXP 5/6/04 CALL 99.5781~          $    600,000        $       4,453        $      4,453
US 10YR NOTE FUT JUN EXP 5/21/04 PUT 108              900,000                8,111               1,828
US 10YR NOTE FUT JUN EXP 5/21/04 PUT 112            1,000,000                9,816              18,437
US 10YR NOTE FUT JUN EXP 5/21/04 PUT 113              600,000                4,189              15,938
US 10YR NOTE FUT SEP EXP 08/27/04 CALL 109          1,200,000               16,815              24,375
US 10YR NOTE FUT SEP EXP 08/27/04 CALL 114          1,600,000               21,170               6,750
US 10YR NOTE FUT SEP EXP 08/27/04 CALL 115          2,000,000               18,150               5,938
US 10YR NOTE FUT SEP EXP 08/27/04 CALL 116          1,200,000                9,315               2,250
US 10YR NOTE FUT SEP EXP 08/27/04 CALL 117          3,200,000               27,840               4,000
US 10YR NOTE FUT SEP EXP 08/27/04 PUT 107           1,600,000               14,920              20,250
US 10YR NOTE FUT SEP EXP 08/27/04 PUT 111           1,600,000               20,420              50,000
US LONG BOND (CBT) FUT JUN EXP 5/21/04 PUT 105      1,300,000               15,779               6,906
US LONG BOND (CBT) FUT SEP EXP 8/27/04 CALL 110     4,800,000               67,088              54,750
US LONG BOND (CBT) FUT SEP EXP 8/27/04 CALL 114     1,500,000               13,425               5,859
US LONG BOND (CBT) FUT SEP EXP 8/27/04 PUT 107      2,000,000               21,963              70,313
US LONG BOND (CBT) FUT SEP EXP 8/27/04 PUT 108        300,000                7,158              12,281
------------------------------------------------------------------------------------------------------
TOTAL                                                                $     280,612        $    304,328

FORWARD AND SPOT CONTRACTS

               DELIVER/RECEIVE                            COST ON                       NET UNREALIZED
SETTLEMENT         IN EXCHANGE      UNITS OF          ORIGINATION                         APPRECIATION
DATE                   FOR USD      CURRENCY                 DATE             VALUE     (DEPRECIATION)
------------------------------------------------------------------------------------------------------
Buys
5/11/04                    EUR    10,382,080      $    12,482,015    $   12,443,151     $      (38,864)
7/22/04                    SEK       153,000               19,730            19,984                254
7/23/04                    EUR     3,875,475            4,614,705         4,636,056             21,351
7/28/04                    CAD       657,053              480,391           476,726             (3,665)
8/10/04                    EUR     2,059,327            2,448,539         2,462,552             14,013
------------------------------------------------------------------------------------------------------
TOTAL                                                                                   $       (6,911)
Sales
5/04/04                    CAD       324,053      $       236,637    $      235,625     $        1,012
5/11/04                    EUR    10,382,080           12,839,013        12,443,151            395,862
7/21/04                    GBP       568,323            1,012,354         1,000,939             11,415
7/22/04                    SEK     5,978,233              784,475           780,853              3,622
7/23/04                    EUR     5,166,252            6,142,674         6,180,156            (37,482)
7/28/04                    CAD       657,053              485,772           476,726              9,046
8/10/04                    EUR     8,322,754            9,870,755         9,952,387            (81,632)
------------------------------------------------------------------------------------------------------
TOTAL                                                                                   $      301,843

FUTURES CONTRACTS

                                                                                                         UNREALIZED
                             EXPIRATION              NUMBER OF         ORIGINAL                        APPRECIATION
TYPE OF CONTRACT                   DATE   POSITION   CONTRACTS            VALUE           VALUE      (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------
90 DAY L LIBOR FUT
JUN 04                          06/2004       LONG          18   $    3,851,580   $   3,808,890      $      (42,690)
90 DAY EURO FUT
MAR 05                          03/2005       LONG          55       13,400,438      13,382,188             (18,250)
90 DAY EURO FUT
SEP 05                          09/2005       LONG           8        1,930,700       1,929,700              (1,000)
EURO BOBL FUT
JUN 04                          06/2004       LONG           2          268,367         267,249              (1,118)
EURO BUND FUT
JUN 04                          06/2004       LONG           3          411,249         410,296                (953)
US 10YR NOTE FUT
JUN 04                          06/2004      SHORT         161       18,378,110      17,790,500             587,610
US 5YR NOTE (CBT)
JUNE 04                         06/2004      SHORT          86        9,601,777       9,454,625             147,152
US LONG BOND (CBT)
SEP 04                          09/2004      SHORT           1          110,636         105,719               4,917
US LONG BOND FUT (CBT)
JUN 04                          06/2004       LONG          51        5,780,379       5,461,781            (318,598)
-------------------------------------------------------------------------------------------------------------------
TOTAL                                                                                                $      357,070

See Notes to Financial Statements.

CV          Convertible Security
FHLB        Federal Home Loan Bank
FHLMC       Federal Home Loan Mortgage Corporation
FICO        Financing Corporation
FNMA        Federal National Mortgage Association
FRN         Floating Rate Note
GNMA        Government National Mortgage Association
IO          Interest Only Security
MTN         Medium Term Note
PDI         Past Due Interest
PO          Principal Only Security
STEP BOND   Coupon rate increases in increments to maturity. Rate disclosed is as of April 30, 2004. Maturity date shown is the stated maturity date of the security.
TBA         Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined on settlement.
VRN         Variable Rate Note
WI          When-Issued Security

* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, to qualified institutional buyers. At April 30, 2004, these securities amounted to $10,523,352 or 6.13% of net assets.
++ Denotes that all or a portion of these securities are maintained with counterparties as collateral for futures and written options.
~    Denotes a fair valued security.
@    Denotes that this security is in default.
^    Denotes yield to maturity.
+ Denotes multi-coupon bonds with coupon rates linked to changes in Moody's and S&P ratings.

Currency Code Key

CAD         CANADIAN DOLLAR
EUR         EURO
GBP         GREAT BRITISH POUND
SEK         SWEDISH KRONA

Schedule of Investments
COMMONFUND INSTITUTIONAL FUNDS
CIF INFLATION-INDEXED BOND FUND

April 30, 2004

PAR VALUE OR SHARES  DESCRIPTION                                                                 VALUE
------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCIES 97.99%
                     OTHER U.S. AGENCIES 2.27%
             96,000  FNMA DISC NT 1.084% 09/08/2004++^                                $         95,628
          2,032,802  TENNESSEE VALLEY AUTH BD 3.375% 01/15/2007                              2,177,110
                                                                                      ----------------
                     TOTAL OTHER U.S. AGENCIES                                        $      2,272,738

                     U.S. TREASURIES 95.72%
          6,193,218  U.S. TREASURY INFLATION-INDEXED BD
                     1.875% 07/15/2013                                                $      6,107,578
          9,231,180  U.S. TREASURY INFLATION-INDEXED BD
                     3.625% 04/15/2028                                                      11,018,282
          2,800,000  U.S. TREASURY INFLATION-INDEXED BD
                     5.250% 02/15/2029                                                       2,753,626
          9,497,409  U.S. TREASURY INFLATION-INDEXED BD
                     3.875% 04/15/2029                                                      11,842,082
          3,425,212  U.S. TREASURY INFLATION-INDEXED NT
                     3.375% 01/15/2007                                                       3,693,342
          4,378,892  U.S. TREASURY INFLATION-INDEXED NT
                     3.625% 01/15/2008                                                       4,817,977
         15,256,550  U.S. TREASURY INFLATION-INDEXED NT
                     3.875% 01/15/2009                                                      17,109,382
          9,029,203  U.S. TREASURY INFLATION-INDEXED NT
                     4.250% 01/15/2010                                                      10,392,757
          5,412,429  U.S. TREASURY INFLATION-INDEXED NT
                     3.500% 01/15/2011                                                       6,029,148
          1,567,433  U.S. TREASURY INFLATION-INDEXED NT
                     3.375% 01/15/2012                                                       1,738,871
         10,778,618  U.S. TREASURY INFLATION-INDEXED NT
                     3.000% 07/15/2012                                                      11,650,587
          8,967,106  U.S. TREASURY INFLATION-INDEXED NT
                     2.000% 01/15/2014                                                       8,903,359
                                                                                      ----------------
                     TOTAL U.S. TREASURIES                                            $     96,056,991

                                                                                      ----------------
TOTAL U.S. GOVERNMENT AND AGENCIES (COST $95,863,020)                                 $     98,329,729

                                                                                      ----------------
TOTAL INVESTMENTS AT VALUE 97.99% (COST $95,863,020)                                        98,329,729

                                                                                      ----------------
OTHER ASSETS IN EXCESS OF LIABILITIES 2.01%                                                  2,020,964

                                                                                      ----------------
NET ASSETS 100.00%                                                                    $    100,350,693

FUTURES CONTRACTS

                                                                                                         UNREALIZED
                             EXPIRATION              NUMBER OF         ORIGINAL                        APPRECIATION
TYPE OF CONTRACT                   DATE   POSITION   CONTRACTS            VALUE           VALUE      (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------
90 DAY EURO FUT
MAR 05                          03/2005       LONG          34   $    8,296,000   $   8,272,625      $      (23,375)
90 DAY EURO FUT
SEP 05                          09/2005       LONG          38        9,206,413       9,166,075             (40,338)
US LONG BOND FUT
(CBT) JUN 04                    06/2004       LONG          18        1,976,590       1,927,688             (48,902)
-------------------------------------------------------------------------------------------------------------------
TOTAL                                                                                                $     (112,615)

See Notes to Financial Statements.

++ Denotes that all or a portion of these securities are maintained with counterparties as collateral for futures.
^    Denotes yield to maturity.

Schedule of Investments
COMMONFUND INSTITUTIONAL FUNDS
CIF SHORT DURATION FUND

April 30, 2004

PAR VALUE OR SHARES  DESCRIPTION                                                                 VALUE
------------------------------------------------------------------------------------------------------
ASSET BACKED SECURITIES 20.26%
             19,110  ACE SEC CORP 01-AQ1 CL A1 (FRN)
                     1.360% 04/25/2031                                                $         19,129
            142,878  AFC HOME EQ LOAN TRUST 00-2 CL 1A (FRN)
                     1.490% 06/25/2030                                                         143,482
            249,663  AFC HOME EQ LOAN TRUST 99-1 CL 1A (FRN)
                     1.580% 02/24/2029                                                         250,512
            280,000  AMERICAN EXPRESS MASTER TRUST 02-2 CL A (FRN)
                     1.150% 05/15/2006                                                         280,222
             65,000  AMERICAN EXPRESS MASTER TRUST 03-4 CL A
                     1.690% 01/15/2009                                                          63,647
            216,940  AMERICREDIT AUTO REC TRUST 00-C CL A4 (FRN)
                     1.310% 07/12/2007                                                         217,063
            289,725  AMERICREDIT AUTO REC TRUST 00-D CL A4 (FRN)
                     1.310% 09/12/2007                                                         290,070
            469,110  AMERICREDIT AUTO REC TRUST 02-1 CL A3
                     4.230% 10/06/2006                                                         474,038
            180,000  AMERICREDIT AUTO REC TRUST 04-BM CL A2
                     1.450% 09/06/2007                                                         179,324
            250,000  ARG FUNDING 01-2A CL A 144A (FRN)
                     1.340% 03/20/2006*                                                        250,242
             71,882  ASSET BACKED SEC CORP HOME EQ LOAN
                     TRUST 01-HE3 CL A1 (FRN)
                     1.370% 11/15/2031                                                          71,956
            217,189  BANK ONE AUTO SEC TRUST 03-1 CL A2
                     1.290% 08/21/2006                                                         217,021
            250,000  BANK ONE ISSUANCE TRUST 03-A2 CL A2 (FRN)
                     1.150% 10/15/2008                                                         250,135
            615,384  BAYVIEW FINL ACQUISITION TRUST 03 (FRN)
                     1.600% 09/28/2043                                                         617,980
            618,685  BAYVIEW FINL ACQUISITION TRUST 03-DA CL A (FRN)
                     1.550% 05/28/2034                                                         620,811
             81,981  BMW VEHICLE OWNER TRUST 03-A CL A2
                     1.450% 11/25/2005                                                          82,025
            130,352  CAPITAL AUTO REC ASSET TRUST 03-1 CL A1B (FRN)
                     1.150% 06/15/2005                                                         130,370
            120,861  CAPITAL AUTO REC ASSET TRUST 03-2 A2A
                     1.200% 05/16/2005                                                         120,864
            345,000  CAPITAL AUTO REC ASSET TRUST 03-3 CL A1A
                     1.770% 01/16/2006                                                         345,523
            170,000  CAPITAL AUTO REC ASSET TRUST 04-1 CL A2
                     1.400% 05/15/2006                                                         169,607
            500,000  CAPITAL ONE AUTO FINANCE TRUST 02-B CL A3A
                     2.710% 10/16/2006                                                         503,627
            179,661  CAPITAL ONE AUTO FINANCE TRUST 03-A A2
                     1.400% 03/15/2006                                                         179,716
            195,000  CAPITAL ONE MULTI-ASSET EXECUTION TRUST 03-A1 CL A1
                     (FRN) 1.490% 01/15/2009                                                   195,988
            250,000  CAPITAL ONE PRIME AUTO REC TRUST 03-2 CL A2
                     1.430% 03/15/2006                                                         250,030
            350,000  CAPITAL ONE PRIME AUTO REC TRUST 04-1 CL A4
                     1.170% 08/17/2009                                                         350,298
            130,951  CARMAX AUTO OWNER TRUST 03-1 A2
                     1.230% 10/15/2005                                                         130,937
            250,000  CARMAX AUTO OWNER TRUST 03-3 CL A2
                     1.680% 08/15/2006                                                         250,171
            245,000  CARMAX AUTO OWNER TRUST 04-1 CL A2
                     1.870% 12/15/2006                                                         244,847
            590,569  CDC MORTGAGE CAPITAL TRUST 03-HE1 CL A1
                     1.430% 08/25/2033                                                         591,595
            510,596  CENTEX HOME EQUITY 02-D CL AV (FRN)
                     1.540% 12/25/2032                                                         511,918
            300,000  CHASE CREDIT CARD MASTER TRUST 02-4 CL A (FRN)
                     1.150% 10/15/2007                                                         300,170
            196,674  CHASE FUNDING MTG LOAN ASSET BACKED
                     CERT 00-2 CL IIA1 1.380% 05/25/2030                                       196,857
             28,611  CHASE MANHATTAN AUTO OWNER TRUST 01-B CL A3
                     3.090% 11/15/2005                                                          28,646
             64,398  CHASE MANHATTAN AUTO OWNER TRUST 02-A CL A3
                     3.490% 03/15/2006                                                          64,718
             80,669  CHASE MANHATTAN AUTO OWNER TRUST 02-B CL A3
                     3.580% 05/15/2006                                                $         81,214
            105,216  CHASE MANHATTAN AUTO OWNER TRUST 03-A A2
                     1.260% 01/16/2006                                                         105,208
            600,000  CHESAPEAKE FUNDING LLC 03-1 CL A1 (FRN)
                     1.350% 08/07/2008                                                         601,289
            118,117  CIT GROUP HOME EQ LOAN TRUST 02-1 CL AV (FRN)
                     1.390% 03/25/2033                                                         118,280
            199,815  CIT GROUP HOME EQ LOAN TRUST 02-2 CL AV (FRN)
                     1.370% 06/25/2033                                                         200,009
            200,000  CITIBANK CREDIT CARD ISSUANCE TRUST 02-A9 CL A9 (FRN)
                     1.150% 12/17/2007                                                         200,076
            175,000  CITIBANK CREDIT CARD ISSUANCE TRUST 03-A5 CL A5
                     2.500% 04/07/2008                                                         174,647
            255,918  CITIFINANCIAL MORTGAGE SECURITIES INC 04-1 CL AF1
                     1.190% 04/25/2034                                                         255,719
            401,723  COUNTRYWIDE ASSET-BACKED CERT 02-1 CL A (FRN)
                     1.380% 08/25/2032                                                         402,191
            140,546  COUNTRYWIDE ASSET-BACKED CERT 02-BC1 CL A
                     1.430% 04/25/2032                                                         140,772
            350,000  COUNTRYWIDE ASSET-BACKED CERT 03-BC3 CL A2
                     1.410% 09/25/2033                                                         350,608
            184,600  COUNTRYWIDE HOME EQ LOAN TRUST 02-A CL A (FRN)
                     1.360% 04/15/2028                                                         184,459
             63,267  CREDIT BASED ASSET SERV & SEC 00-CB2 CL A1A
                     1.510% 09/25/2029                                                          63,254
             91,868  CREDIT BASED ASSET SERV & SEC 01-CB4 CL 1A1
                     1.550% 11/25/2033                                                          92,277
            642,158  CREDIT BASED ASSET SERV & SEC 03-CB3 CL AV1
                     1.440% 02/25/2033                                                         643,857
            189,882  DAIMLER CHRYSLER AUTO TRUST 01-A CL AA4
                     5.400% 03/06/2006                                                         191,920
             26,050  DAIMLER CHRYSLER AUTO TRUST 02-C CL A2
                     2.070% 06/08/2005                                                          26,066
            155,000  DAIMLER CHRYSLER MASTER OWNER
                     TRUST 03-A CL A (FRN) 1.150% 02/15/2008                                   155,084
             28,574  DELTA FUNDING HOME EQ LOAN TRUST 99-3 CL A1A
                     1.510% 09/15/2029                                                          28,671
            300,000  DRIVETIME AUTO OWNER TRUST 02-C CL A3
                     144A 3.070% 12/17/2007*                                                   303,047
            173,989  EMC MTG LOAN TRUST 02-AA CL A1 144A (FRN)
                     1.570% 05/25/2039*                                                        175,013
            303,742  EQCC HOME EQUITY LOAN TRUST 02-1 CL 2A (FRN)
                     1.400% 11/25/2031                                                         304,496
            400,000  FIRST NORTH AMERICAN NATL BANK 03-A CL A (FRN)
                     1.580% 05/16/2011                                                         402,777
            300,000  FIRST USA CREDIT CARD MASTER TRUST 99-2 CL A
                     1.290% 10/19/2008                                                         300,928
            176,440  FORD CREDIT AUTO OWNER TRUST 02-A CL A3B (FRN)
                     1.220% 01/15/2006                                                         176,505
             34,226  FORD CREDIT AUTO OWNER TRUST 03-A CL A2B (FRN)
                     1.150% 08/15/2005                                                          34,235
            300,000  FORD CREDIT FLOORPLAN MASTER OWNER
                     TRUST 01-1 CL A (FRN) 1.190% 07/17/2006                                   300,107
            275,000  GMAC MTG CORP LOAN TRUST 04-HE1 CL A1
                     1.180% 06/25/2034                                                         275,172
             17,939  GUARANTEED EXPORT TRUST 96-A CL A
                     6.550% 06/15/2004                                                          18,055
             32,612  HARLEY-DAVIDSON MOTOR TRUST 03-2 A1
                     1.340% 01/15/2008                                                          32,587
            140,889  HARLEY-DAVIDSON MOTOR TRUST 04-1 CL A1
                     1.400% 10/15/2008                                                         140,477
             74,142  HONDA AUTO REC OWNER TRUST 03-1 CL A2
                     1.460% 09/19/2005                                                          74,179
            196,252  HONDA AUTO REC OWNER TRUST 03-2 A2
                     1.340% 12/21/2005                                                         196,275
            315,000  HONDA AUTO REC OWNER TRUST 04-1 CL A2
                     1.680% 11/21/2006                                                         314,588
            245,000  HOUSEHOLD AUTO TRUST 02-3 CL A3B (FRN)
                     1.290% 06/18/2007                                                         245,347
            300,000  HOUSEHOLD AUTO TRUST 03-1 A3 1.730% 12/17/2007                            298,938
            151,070  HOUSEHOLD AUTO TRUST 03-1A A2 1.300% 09/18/2006                           151,068

PAR VALUE OR SHARES  DESCRIPTION                                                                 VALUE
------------------------------------------------------------------------------------------------------
             75,018  HOUSEHOLD HOME EQ LOAN TRUST 01-2 CL A (FRN)
                     1.470% 07/20/2031                                                $         75,199
             43,857  HOUSEHOLD HOME EQ LOAN TRUST 02-1 CL A (FRN)
                     1.470% 12/22/2031                                                          43,958
             21,929  HOUSEHOLD HOME EQ LOAN TRUST 02-1 CL M (FRN)
                     1.920% 12/22/2031                                                          22,064
            304,069  HOUSEHOLD HOME EQ LOAN TRUST 02-2 CL A (FRN)
                     1.400% 04/20/2032                                                         304,801
            195,000  HYUNDAI AUTO RECEIVABLES TRUST 03-A A2
                     1.560% 09/15/2006                                                         194,971
            395,442  INDYMAC HOME EQ LOAN ASSET BACKED
                     TRUST 01-A CL AV (FRN) 1.360% 03/25/2031                                  395,061
            209,500  INDYMAC HOME EQ LOAN ASSET BACKED
                     TRUST 03-A CL AV1 (FRN) 1.260% 09/25/2019                                 209,534
            197,458  IRWIN HOME EQ TRUST 03-A CL A1 (FRN)
                     1.600% 10/25/2027                                                         198,954
            300,000  JOHN DEERE OWNER TRUST 04-A CL A2
                     1.680% 11/15/2006                                                         298,219
             96,106  KEYCORP STUDENT LOAN TRUST 95-B CL A (FRN)
                     1.330% 09/27/2024                                                          96,106
             84,006  LONG BEACH ASSET HLDGS CORP 03-1 CL N 144A (FRN)
                     1.480% 02/25/2008*                                                         84,068
             42,840  LONG BEACH MTG LOAN TRUST 00-1 CL AV-1 (FRN)
                     1.360% 01/21/2031                                                          42,881
             12,580  LONG BEACH MTG LOAN TRUST 01-2 CL A2
                     1.380% 07/25/2031                                                          12,583
            250,922  MADISON AVENUE MANUFACTURED HOUSING
                     CONTRACT 02-A CL A1 (FRN) 1.450% 03/25/2032                               251,014
            265,000  MBNA CREDIT CARD MASTER NOTE TRUST 01-A4
                     CL A (FRN) 1.230% 02/15/2007                                              265,132
            640,000  MBNA CREDIT CARD MASTER NOTE TRUST 02-A3 CL A3
                     1.340% 09/15/2014                                                         644,423
            342,736  NAVISTAR FINL CORP OWNER TRUST 01-A CL A4
                     5.420% 05/15/2008                                                         347,699
            295,000  NAVISTAR FINL CORP OWNER TRUST 03-A CL A3
                     1.730% 02/15/2007                                                         293,811
            200,000  NAVISTAR FINL CORP OWNER TRUST 03-B CL A2
                     1.690% 09/15/2006                                                         200,053
            165,000  NELNET STUDENT LOAN CORP 04-2A CL A1
                     1.219% 11/25/2009                                                         165,026
            109,268  NISSAN AUTO REC OWNER TRUST 02-B CL A3
                     3.990% 12/15/2005                                                         110,013
            225,000  NISSAN AUTO REC OWNER TRUST 02-C CL A4
                     3.330% 01/15/2008                                                         228,220
             52,473  NISSAN AUTO REC OWNER TRUST 03-A CL A2
                     1.450% 05/16/2005                                                          52,491
            350,000  NISSAN AUTO REC OWNER TRUST 03-A CL A3
                     1.890% 12/15/2006                                                         350,622
            193,093  NISSAN AUTO REC OWNER TRUST 03-B
                     1.200% 11/15/2005                                                         193,079
            200,000  ONYX ACCEPT GRANTOR TRUST 03-C CL A3
                     1.870% 08/15/2007                                                         199,623
            185,000  ONYX ACCEPT GRANTOR TRUST 04-A CL A2
                     1.520% 11/15/2006                                                         184,770
            200,000  PROVIDIAN GATEWAY MASTER TRUST 04-AA CL A (FRN)
                     144A 1.330% 03/15/2011*                                                   200,000
            321,329  RESIDENTIAL ASSET MTG PRODUCTS 03-RS1 CL AII1 (FRN)
                     1.490% 02/25/2033                                                         322,325
            206,510  RESIDENTIAL ASSET SECURITIES CORP 00-KS3 CL AII (FRN)
                     1.330% 07/25/2031                                                         206,637
            389,402  RESIDENTIAL ASSET SECURITIES CORP 00-KS5 CL AII (FRN)
                     1.340% 12/25/2031                                                         389,693
             78,443  RESIDENTIAL ASSET SECURITIES CORP 01-KS4 CL AIB
                     1.420% 05/25/2032                                                          78,519
            273,075  RESIDENTIAL ASSET SECURITIES CORP 03-KS2 CL AIIB (FRN)
                     1.400% 04/25/2033                                                         273,459
            228,202  RESIDENTIAL ASSET SECURITIES CORP 03-KS8 CL AI1 (FRN)
                     1.220% 05/25/2021                                                         228,188
            616,438  RESIDENTIAL ASSET SECURITIES CORP 03-RS2 CL AII (FRN)
                     1.440% 03/25/2033                                                         617,765
            296,091  RESIDENTIAL ASSET SECURITIES CORP 04-KS3 CL AI1
                     1.190% 11/25/2020                                                         295,952
            650,000  SEARS CREDIT ACCOUNT MASTER TRUST 01-1 CL A
                     1.280% 02/15/2010                                                $        649,532
             75,000  SEARS CREDIT ACCOUNT MASTER TRUST 96-3 CL A
                     7.000% 07/15/2008                                                          75,528
            200,152  SLM STUDENT LOAN TRUST 02-A CL A1 (FRN)
                     1.250% 06/15/2016                                                         200,427
             89,934  SLM STUDENT LOAN TRUST 03-A CL A1 (FRN)
                     1.220% 12/15/2015                                                          89,925
            240,000  SLM STUDENT LOAN TRUST 04-4 CL A1
                     1.160% 04/27/2009                                                         240,000
             58,666  SLM STUDENT LOAN TRUST 99-2 CL A2L (FRN)
                     1.370% 04/25/2011                                                          58,791
            126,169  SOUTHERN PACIFIC SECURED ASSETS CORP 98-2 CL A1
                     (FRN) 1.270% 07/25/2029                                                   126,186
            275,000  TOYOTA AUTO REC OWNER TRUST 01-C CL A4
                     4.720% 09/15/2008                                                         279,019
             57,809  TOYOTA AUTO REC OWNER TRUST 02-C CL A3
                     2.650% 11/15/2006                                                          58,142
             72,274  TOYOTA AUTO REC OWNER TRUST 03-A CL A2
                     1.280% 08/15/2005                                                          72,287
            125,000  TOYOTA AUTO REC OWNER TRUST 03-B CL A2
                     1.430% 02/15/2006                                                         124,951
            325,000  USAA AUTO OWNER TRUST 04-1 CL A2
                     1.430% 09/15/2006                                                         324,171
            397,691  WACHOVIA ASSET SECURITIZATION INC 02- HE2 CL A (FRN)
                     1.530% 12/25/2032                                                         399,582
            132,736  WFS FINL OWNER TRUST 01-A CL A4 (FRN)
                     1.370% 10/20/2008                                                         132,766
             11,387  WFS FINL OWNER TRUST 01-C CL A3 (FRN)
                     1.250% 03/20/2006                                                          11,388
            190,249  WFS FINL OWNER TRUST 02-1 CL A3B (FRN)
                     1.240% 12/20/2006                                                         190,315
             37,664  WFS FINL OWNER TRUST 03-1 CL A2
                     1.500% 03/20/2006                                                          37,684
            102,167  WFS FINL OWNER TRUST 03-2 A2
                     1.320% 05/22/2006                                                         102,184
            150,000  WFS FINL OWNER TRUST 04-1 CL A2
                     1.510% 07/20/2007                                                         149,736
            140,000  WFS FINL OWNER TRUST 04-1 CL A3
                     2.190% 06/20/2008                                                         138,829
             41,693  WHOLE AUTO LOAN TRUST 02-1 CL A2
                     1.880% 06/15/2005                                                          41,734
            275,000  WHOLE AUTO LOAN TRUST 03-1 CL A2A
                     1.400% 04/15/2006                                                         274,970
             29,139  WORLD OMNI AUTO REC TRUST 03-A CL A2
                     1.460% 08/15/2005                                                          29,155
                                                                                      ----------------
TOTAL ASSET BACKED SECURITIES (COST $28,259,551)                                      $     28,237,149

COLLATERALIZED MORTGAGE OBLIGATIONS 17.43%
                     PRIVATE LABEL CMO'S 16.41%
            215,000  AESOP 03-4A CL A1 144A (FRN) 1.330% 08/20/2007*                  $        215,090
            541,560  AMORTIZING RESIDENTIAL COLLATERAL
                     TRUST 02-BC1M CL A (FRN) 1.380% 01/01/2032                                542,406
            195,471  AMSI 01-1 CL A 1.390% 06/25/2031                                          195,688
             98,420  ARMS G3 A1A 1.350% 01/10/2035                                              98,656
            165,280  ARMS II G1 CL A (FRN) 1.340% 09/10/2034                                   165,660
            333,507  BANK OF AMERICA FUNDING CORP 03-1
                     CL A1 6.000% 05/20/2033                                                   341,271
            225,000  BANK ONE ISSUANCE TRUST 02-A4
                     CL A4 2.940% 06/16/2008                                                   227,313
            142,758  BMW VEHICLE OWNER TRUST 02-A
                     CL A-3 3.800% 05/25/2006                                                  143,710
            250,000  CAPITAL ONE PRIME AUTO REC TRUST 03-2
                     CL A4 2.880% 06/15/2010                                                   247,712
            110,000  CAPITAL ONE PRIME AUTO REC TRUST 04-1
                     CL A2 1.470% 06/15/2006                                                   109,848
            114,070  CENTEX HOME EQUITY 04-A CL AF1 2.030% 06/25/2019                          114,050
            274,184  CHASE MANHATTAN AUTO OWNER TRUST 03-B
                     CL A2 1.280% 03/15/2006                                                   274,114
            325,000  CHASE MANHATTAN AUTO OWNER TRUST 03-C
                     CL A2 1.600% 09/15/2006                                                   324,999

PAR VALUE OR SHARES  DESCRIPTION                                                                 VALUE
------------------------------------------------------------------------------------------------------
            250,000  CNH EQUIPMENT TRUST 03-B CL A3A 1.240% 01/15/2008                $        250,543
            578,036  CRUSADE GLOBAL TRUST 03-1 CL A (FRN)
                     1.350% 01/17/2034                                                         577,979
            246,078  CRUSADE GLOBAL TRUST 03-2 CL A (FRN)
                     1.300% 09/18/2034                                                         246,385
            120,691  CRUSADE GLOBAL TRUST 04-1 CL A1 (FRN)
                     1.292% 01/16/2035                                                         120,712
            650,000  CS FIRST BOSTON 03-TFLA CL A1 144A (FRN)
                     1.350% 04/15/2013*                                                        650,000
             32,693  CS FIRST BOSTON MTG SECURITIES
                     CORP 01-FL2A CL A 144A (FRN) 1.350% 09/15/2013*                            32,686
            164,792  CS FIRST BOSTON MTG SECURITIES CORP 03-NP6 CL A1
                     144A (FRN) 2.000% 08/25/2032* +                                           164,586
            245,000  DAIMLER CHRYSLER AUTO TRUST 03-B CL A2
                     1.610% 07/10/2006                                                         245,045
            399,523  EMC MTG LOAN TRUST 02-B CL A1 144A (FRN)
                     1.740% 02/25/2041*                                                        399,523
            299,332  EMC MTG LOAN TRUST 03-A CL A1 144A (FRN)
                     1.650% 08/25/2040*                                                        301,110
            500,000  FORD CREDIT AUTO OWNER TRUST 02-D CL A4B
                     1.220% 11/15/2006                                                         500,692
            110,192  GRANITE MTG PLC 01-2 CL 1A (FRN) 1.380% 10/20/2021                        110,298
            821,496  GRANITE MTG PLC 03-1 CL 1A2 (FRN) 1.340% 01/20/2020                       821,981
            600,000  GRANITE MTG PLC 03-2 CL 1A2 (FRN)
                     1.310% 07/20/2020                                                         600,187
            230,000  GRANITE MTG PLC 04-1 CL 1A2 (FRN) 1.180% 03/20/2025                       230,000
             71,959  GS MTG SECS CORP II 00-GSFL CL A 144A (FRN)
                     1.380% 08/15/2012*                                                         71,960
            585,156  HFC HOME EQUITY LOAN ASSET BACKED
                     CERT 02-4 CL A (FRN) 1.650% 10/20/2032                                    586,789
             66,250  HOLMES FINANCING PLC 4 CL 1A (FRN) 1.330% 07/15/2015                       66,267
            890,000  HOLMES FINANCING PLC 6 CL 2A (FRN) 1.310% 04/15/2008                      891,321
            500,000  HOLMES FINANCING PLC 8 CL 2A 1.194% 04/15/2011                            500,000
            215,000  HONDA AUTO REC OWNER TRUST 03-5 CL A2
                     1.570% 06/19/2006                                                         214,971
            195,000  HOUSEHOLD AUTO TRUST 03-2 CL A2 1.560% 12/18/2006                         194,937
            158,263  IMPAC CMB TRUST 02-5 CL A1 1.470% 07/25/2032                              158,655
            624,543  IMPAC CMB TRUST 03-12 CL A1 1.480% 12/25/2033                             626,321
            596,862  IMPAC CMB TRUST 03-6 CL A (FRN)
                     1.420% 07/25/2033                                                         598,060
            260,000  INTERSTAR MILLENNIUM TRUST 04-2G CL A
                     1.311% 03/14/2036                                                         259,837
            424,097  IRWIN HOME EQ TRUST 03-1 CL 1A1 (FRN)
                     1.600% 02/25/2028                                                         426,449
            280,763  IRWIN HOME EQ TRUST 03-1 CL 2A1 (FRN)
                     1.600% 02/25/2028                                                         281,807
            190,488  JOHN DEERE OWNER TRUST 03 CL A2
                     1.310% 01/15/2006                                                         190,441
            718,650  JP MORGAN CHASE COML MTG SEC
                     TRUST 03-FL1A CL A1 144A (FRN) 1.370% 02/17/2015*                         718,650
             89,758  KINGFISHER SECURITIZATION 01-1G CL A
                     1.290% 09/20/2032                                                          89,734
            172,912  MEDALLION TRUST 03-1G CL A (FRN) 1.300% 12/21/2033                        172,946
            175,000  MEDALLION TRUST 04-1G CL A1 1.230% 05/25/2035                             175,000
             61,159  MERRILL LYNCH MTG INVESTORS 02-AFC1 CL AV1 (FRN)
                     1.470% 04/25/2031                                                          61,317
            277,135  MERRILL LYNCH MTG INVESTORS 02-NC1 CL A1 (FRN)
                     1.420% 05/25/2033                                                         277,532
             83,400  MMCA AUTOMOBILE TRUST 02-1 CL A4 1.380% 01/15/2010                         82,679
            640,000  MOUND FINANCING PLC 1A CL A2 144A (FRN)
                     1.390% 02/08/2007*                                                        639,930
            250,000  MOUND FINANCING PLC 3A A1-1 144A (FRN)
                     1.320% 02/08/2008*                                                        250,220
            250,000  NAVISTAR FINL DEALER NOTE MASTER TRUST 03-1 CL A
                     1.400% 06/25/2009                                                         250,108
            320,000  NELNET STUDENT LOAN CORP 04-1 CL A2 144A (FRN)
                     1.300% 08/26/2030*                                                        319,900
            124,392  NEW CENTURY HOME EQ LOAN TRUST 01-NC1 CL A
                     1.390% 06/20/2031                                                         124,552
             54,709  ONYX ACCEPT GRANTOR TRUST 03-A CL A2
                     1.640% 11/15/2005                                                          54,725
            170,156  OPTION ONE MTG LOAN TRUST 01-4 CL A (FRN)
                     1.400% 01/25/2032                                                $        170,371
            313,121  OPTION ONE MTG LOAN TRUST 03-1 CL A2
                     1.520% 02/25/2033                                                         314,220
            305,000  PERMANENT FINANCING PLC 1 CL 3A (FRN)
                     1.235% 06/10/2007                                                         305,247
            225,000  PERMANENT FINANCING PLC 2 CL 2A (FRN)
                     1.260% 09/10/2007                                                         225,137
            175,000  PERMANENT FINANCING PLC 3 CL 2A (FRN)
                     1.220% 09/10/2010                                                         175,150
            285,000  PERMANENT FINANCING PLC 4 CL 2A
                     1.179% 03/10/2009                                                         285,000
            277,490  PROVIDENT BANK HOME EQ LOAN TRUST 00-2 CL A2
                     1.370% 08/25/2031                                                         277,745
            290,000  PROVIDIAN GATEWAY MASTER TRUST 03-A CL A
                     144A 1.400% 06/15/2010*                                                   290,544
            214,716  RESIDENTIAL ASSET SECURITIES CORP 03-KS6 CL A2 (FRN)
                     1.400% 08/25/2033                                                         215,082
            162,346  RESIDENTIAL ASSET SECURITIES CORP 04-KS1 CL AI1
                     1.250% 09/25/2020                                                         162,404
             95,305  RMAC 03-NS1A CL A1B 144A (FRN) 1.260% 09/12/2017*                          95,305
            156,312  RMAC 03-NS2A CL A1B 144A (FRN) 1.260% 06/12/2018*                         156,336
             90,427  RMAC 03-NS3A CL A1B 144A (FRN)
                     1.240% 09/12/2018*                                                         90,427
            200,000  RMAC 03-NS4A CL A2B 144A 1.487% 03/12/2036*                               200,500
            200,000  RMAC 04-NS1A CL A2B 144A 1.323% 06/12/2036*                               199,980
            158,153  SLM STUDENT LOAN TRUST 04-1 CL A1 1.210% 01/26/2015                       158,261
            600,000  STRATEGIC HOTEL CAPITAL INC 03-1 CL A (FRN)
                     144A 1.650% 02/15/2013*                                                   597,767
            132,125  TORRENS TRUST 00-1GA CL A 144A (FRN)
                     1.360% 07/15/2031*                                                        132,425
             90,000  UCFC HOME EQ LOAN 98-D CL MF1 6.905% 04/15/2030                            93,837
            167,844  USAA AUTO OWNER TRUST 03-1 CL A2
                     1.220% 04/17/2006                                                         167,814
            509,332  WACHOVIA ASSET SECURITIZATION INC 02-HE1 CL A
                     1.470% 09/27/2032                                                         513,424
            700,000  WASHINGTON MUTUAL MSC MTG 04-RA1 CL 2A
                     7.000% 03/25/2034+                                                        726,004
            207,154  WESTPAC SECURITIZATION TRUST 98-1G CL A (FRN)
                     1.290% 07/19/2029                                                         207,492
            225,000  WHOLE AUTO LOAN TRUST 03-1 CL A3C
                     2.150% 05/15/2007                                                         224,221
            350,000  WORLD OMNI AUTO REC TRUST 03-B CL A2
                     1.540% 08/15/2006                                                         349,801
                                                                                      ----------------
                     TOTAL PRIVATE LABEL CMO'S                                        $     22,871,846

                     U.S. AGENCY CMO'S 1.02%
            300,000  FHLMC 2638 CL KA 3.000% 07/15/2009                               $        301,895
            376,179  FHLMC 2684 CL PA 5.000% 02/15/2010                                        380,979
            419,035  FHR 2676 CL NA 4.000% 03/15/2014                                          425,190
            236,673  FNMA 02-63 CL QF 1.400% 04/25/2029                                        237,438
             21,603  GNMA 01-21 CL PH 6.500% 09/16/2028                                         21,592
             49,851  GNMA 02-29 CL BK 6.150% 04/16/2029                                         49,875
                                                                                      ----------------
                     TOTAL U.S. AGENCY CMO'S                                          $      1,416,969

                                                                                      ----------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $24,295,814)                          $     24,288,815

CORPORATE DEBT 11.58%
                     BANKING & FINANCE 8.13%
            100,000  ABBEY NATL FIRST CAPITAL BV GTD SUB NT
                     8.200% 10/15/2004                                                $        102,982
            250,000  ABBEY NATL TREASURY SERV 144A 1.232% 01/16/2007*                          250,119
            500,000  ABN AMRO BANK NV CHICAGO 1.020% 12/30/2004                                498,565
            300,000  ALLSTATE LIFE GLOBAL FUNDING II 144A
                     1.180% 04/02/2007*                                                        299,751
            250,000  AMERICAN EXPRESS CREDIT CORP 1.270% 05/16/2006                            250,694
            250,000  AMERICAN HONDA FINANCE 144A 1.220% 04/11/2005*                            250,270
            360,000  AMERICAN HONDA FINANCE MTN 144A (FRN)
                     1.280% 09/11/2006*                                                        360,730
            250,000  ASIF GLOBAL FINANCING XXII 144A (FRN)
                     1.270% 05/30/2006*                                                        250,591

PAR VALUE OR SHARES  DESCRIPTION                                                                 VALUE
------------------------------------------------------------------------------------------------------
            250,000  BANK OF AMERICA CORP MTN (FRN) 1.380% 05/03/2004                 $        250,000
            250,000  BANK OF AMERICA CORP MTN (FRN) 1.430% 10/22/2004                          250,355
            260,000  BANK ONE CORP 6.500% 02/01/2006                                           277,610
            350,000  BAYERISCHE LANDESBANK 4.125% 01/14/2005                                   355,717
            100,000  BOEING CAPITAL CORP MTN (FRN) 4.880% 08/20/2004                           101,018
            500,000  BRADFORD & BINGLEY PLC 144A 1.150% 01/07/2005*                            499,297
            300,000  CIT GROUP INC MTN 1.200% 12/01/2004                                       300,043
            300,000  CITIGROUP GLOBAL MARKETS MTN 1.330% 12/13/2005                            300,199
            200,000  COUNTRYWIDE HOME LOAN MTN 6.840% 10/22/2004                               204,825
            300,000  COUNTRYWIDE HOME LOAN MTN 1.210% 01/18/2005                               299,974
            300,000  CS FIRST BOSTON USA INC MTN (FRN) 1.420% 09/07/2004                       300,310
            100,000  GENERAL ELECTRIC CAP CORP (FRN) 1.260% 09/15/2004                         100,075
            150,000  GENERAL ELECTRIC CAP CORP MTN 1.370% 10/25/2004                           150,188
            500,000  GENERAL ELECTRIC CAP CORP MTN (FRN)
                     1.235% 03/15/2005                                                         500,797
            300,000  GENERAL MTRS ACCEPT CORP MTN (FRN)
                     3.020% 05/19/2005                                                         303,850
            350,000  HOUSEHOLD FINANCE CORP NTS 6.000% 05/01/2004                              350,000
            500,000  INTERNATIONAL BANK FOR RECONSTRUCTION &
                     DEVELOPMENT MTN 3.500% 10/22/2004                                         505,330
            250,000  JACKSON NATL LIFE FUNDING MTN 144A
                     1.200% 01/20/2006*                                                        255,255
            250,000  JP MORGAN CHASE & CO 1.350% 06/04/2004                                    250,035
            275,000  JP MORGAN CHASE & CO MTN (FRN) 1.290% 05/20/2004                          275,020
            275,000  MBIA GLOBAL FUNDING LLC MTN 144A (FRN)
                     1.200% 01/26/2007*                                                        275,003
            250,000  MONUMENT GLOBAL FDG II 144A (FRN)
                     1.315% 02/11/2005*                                                        250,261
            250,000  NATIONAL RURAL UTILITIES COOPERATIVE FINANCE CO
                     5.250% 07/15/2004                                                         251,926
            250,000  NATIONAL RURAL UTILITIES COOPERATIVE FINANCE CO (FRN)
                     1.530% 02/07/2005                                                         250,747
            250,000  NATIONWIDE BUILDING SOCIETY 144A
                     1.230% 12/11/2006*                                                        250,194
            250,000  NATIONWIDE BUILDING SOCIETY MTN 144A (FRN)
                     1.139% 07/23/2004*                                                        250,021
            300,000  SLM CORP MTN (FRN) 1.500% 10/25/2004                                      300,495
            250,000  SLM CORP MTN (FRN) 1.450% 01/25/2005                                      250,572
            300,000  SLM CORP MTN (FRN) 1.290% 01/25/2007                                      299,964
            250,000  TOYOTA MOTOR CREDIT CORP MTN 2.800% 01/18/2006                            253,451
            250,000  US BANCORP MTN (FRN) 1.260% 09/16/2005                                    250,291
            360,000  WELLS FARGO & CO (FRN) 1.170% 10/01/2004                                  360,133
                                                                                      ----------------
                     TOTAL BANKING & FINANCE                                          $     11,336,658

                     BASIC INDUSTRIES 0.31%
            250,000  ALCOA INC NT (FRN) 1.400% 12/06/2004                             $        250,369
            185,000  DOW CHEMICAL CO 5.250% 05/14/2004                                         185,175
                                                                                      ----------------
                     TOTAL BASIC INDUSTRIES                                           $        435,544

                     CAPITAL GOODS 0.23%
            300,000  HONEYWELL INTL INC 6.875% 10/03/2005                             $        319,345
                                                                                      ----------------
                     TOTAL CAPITAL GOODS                                              $        319,345

                     CONSUMER NON-DURABLES 0.77%
            300,000  ANHEUSER-BUSCH COS INC 7.100% 06/15/2007                         $        301,872
            200,000  COCA COLA ENTERPRISES INC 6.625% 08/01/2004                               202,406
            250,000  DIAGEO CAPITAL PLC GTD 6.625% 06/24/2004                                  251,877
            325,000  DIAGEO CAPITAL PLC MTN 1.240% 04/20/2007                                  324,726
                                                                                      ----------------
                     TOTAL CONSUMER NON-DURABLES                                      $      1,080,881

                     CONSUMER SERVICES 0.58%
            310,000  INTERNATIONAL LEASE FINANCE CORP 2.500% 10/18/2004               $        311,845
            300,000  MCDONALDS CORP MTN 5.150% 07/01/2004                                      301,876
            194,000  WAL-MART STORES INC 6.550% 08/10/2004                                     196,757
                                                                                      ----------------
                     TOTAL CONSUMER SERVICES                                          $        810,478

                     ENERGY 0.30%
            200,000  ALABAMA POWER 4.875% 09/01/2004                                  $        202,282
            200,000  CONOCO FDG CO 5.450% 10/15/2006                                           212,731
                                                                                      ----------------
                     TOTAL ENERGY                                                     $        415,013

                     HEALTH CARE 0.65%
            250,000  ABBOTT LABS INC 5.125% 07/01/2004                                $        251,543
            400,000  METROPOLITAN LIFE GLOBAL FUNDING I 1.180% 03/16/2007                      400,050
            250,000  UNITED HEALTH GROUP INC 144A (FRN)
                     1.730% 11/09/2004*                                                        250,160
                                                                                      ----------------
                     TOTAL HEALTH CARE                                                $        901,753

                     INDUSTRY 0.02%
             29,000  SP POWERASSETS LTD NTS 144A 3.800% 10/22/2008*                   $         28,686
                                                                                      ----------------
                     TOTAL INDUSTRY                                                   $         28,686

                     TELECOMMUNICATIONS 0.15%
            200,000  VODAFONE GROUP PLC NTS 7.625% 02/15/2005                         $        208,897
                                                                                      ----------------
                     TOTAL TELECOMMUNICATIONS                                         $        208,897

                     TRANSPORTATION 0.08%
            105,379  AMERICAN AIRLINES INC (FRN) 1.730% 09/23/2007                    $        105,481
                                                                                      ----------------
                     TOTAL TRANSPORTATION                                             $        105,481

                     UTILITIES 0.36%
            500,000  FPL GROUP CAPITAL INC 6.875% 06/01/2004                          $        501,985
                                                                                      ----------------
                     TOTAL UTILITIES                                                  $        501,985

                                                                                      ----------------
TOTAL CORPORATE DEBT (COST $16,125,731)                                               $     16,144,721

FOREIGN DEBT 0.71%
            300,000  MANITOBA (PROVINCE OF) 2.750% 01/17/2006                         $        302,373
            500,000  ONTARIO (PROVINCE OF) 2.625% 12/15/2005                                   501,729
            190,000  REPUBLIC OF ITALY MTN 2.500% 03/31/2006                                   190,701
                                                                                      ----------------
TOTAL FOREIGN DEBT (COST $998,325)                                                    $        994,803

U.S. GOVERNMENT AND AGENCIES 30.41%
                     OTHER U.S. AGENCIES 29.74%
            300,000  FEDERAL FARM CREDIT BANK 3.875% 02/01/2005                       $        305,369
            271,000  FEDERAL FARM CREDIT BANK DISC NT 0.925% 06/18/2004^                       270,664
            250,000  FHLB 5.715% 05/12/2004                                                    250,288
            130,000  FHLB 4.875% 05/14/2004                                                    130,150
            750,000  FHLB 3.375% 06/15/2004                                                    751,993
            250,000  FHLB 6.390% 06/22/2004                                                    251,848
          1,000,000  FHLB 3.625% 10/15/2004                                                  1,011,058
            600,000  FHLB 2.125% 12/15/2004                                                    602,929
            500,000  FHLB 1.500% 01/07/2005                                                    499,952
            540,000  FHLB 5.375% 02/15/2005                                                    556,311
            350,000  FHLB 1.500% 03/01/2005                                                    349,813
            500,000  FHLB 1.225% 03/23/2005                                                    499,994
            250,000  FHLB 1.400% 04/01/2005                                                    249,545
            500,000  FHLB 1.260% 04/08/2005                                                    498,313
            500,000  FHLB 1.305% 04/22/2005                                                    498,256
            500,000  FHLB 1.300% 04/25/2005                                                    498,173
            500,000  FHLB 5.250% 05/13/2005                                                    518,486
            500,000  FHLB 1.780% 05/27/2005                                                    500,063
            500,000  FHLB 1.625% 06/15/2005                                                    499,252
            250,000  FHLB 5.890% 06/15/2005                                                    261,674
            400,000  FHLB 1.500% 08/19/2005                                                    397,947
            650,000  FHLB 1.500% 08/26/2005                                                    646,487
            361,000  FHLB DISC NT 1.020% 05/21/2004^                                           360,795
            460,000  FHLB DISC NT 9.381% 05/24/2004^                                           459,718
            600,000  FHLB DISC NT 0.970% 07/23/2004^                                           598,664
            250,000  FHLMC 5.000% 05/15/2004                                                   250,324
            500,000  FHLMC 3.250% 11/15/2004                                                   505,277
            500,000  FHLMC 2.000% 02/23/2006                                                   496,979
            500,000  FHLMC 2.875% 11/03/2006                                                   498,221
            300,000  FHLMC DISC NT 0.938% 05/17/2004^                                          299,869
            340,000  FHLMC DISC NT 0.827% 05/20/2004^                                          339,846
            300,000  FHLMC DISC NT 0.937% 05/20/2004^                                          299,846
            200,000  FHLMC DISC NT 0.942% 05/25/2004^                                          199,871
            190,000  FHLMC DISC NT 0.953% 05/25/2004^                                          189,876
            373,000  FHLMC DISC NT 0.893% 06/02/2004^                                          372,699
            100,000  FHLMC DISC NT 0.913% 06/11/2004^                                           99,895
            750,000  FHLMC DISC NT 0.922% 06/16/2004^                                          749,111
            545,000  FHLMC DISC NT 0.957% 07/02/2004^                                          544,101

PAR VALUE OR SHARES  DESCRIPTION                                                                 VALUE
------------------------------------------------------------------------------------------------------
            370,000  FHLMC DISC NT 1.027% 08/12/2004^                                 $        368,920
          1,100,000  FHLMC DISC NT 1.028% 08/16/2004^                                        1,096,664
          1,000,000  FHLMC DISC NT 1.029% 08/19/2004^                                          996,880
          1,000,000  FHLMC MTN 3.125% 05/20/2004                                             1,000,958
            250,000  FHLMC MTN 1.360% 08/06/2004                                               250,178
            500,000  FHLMC MTN 2.150% 01/30/2006                                               498,852
            500,000  FHLMC MTN 2.250% 02/17/2006                                               499,303
            250,000  FHLMC MTN 1.472% 07/14/2006                                               249,888
            500,000  FHLMC MTN (FRN) 1.085% 09/09/2005                                         500,038
            198,000  FNMA 0.923% 06/16/2004                                                    197,765
            400,000  FNMA 0.936% 06/30/2004                                                    399,375
          1,000,000  FNMA 7.400% 07/01/2004                                                  1,009,955
            518,000  FNMA 1.024% 08/04/2004                                                    516,608
          1,450,000  FNMA 1.029% 08/20/2004                                                  1,445,434
            500,000  FNMA 1.151% 10/15/2004                                                    497,365
            500,000  FNMA 1.090% 12/15/2004                                                    499,916
            300,000  FNMA 1.875% 12/15/2004                                                    301,005
          1,080,000  FNMA 1.375% 02/14/2005                                                  1,078,919
            500,000  FNMA 1.375% 02/18/2005                                                    499,468
            450,000  FNMA 1.330% 02/23/2005                                                    449,302
          1,000,000  FNMA 1.400% 02/25/2005                                                    998,956
            500,000  FNMA 1.480% 03/04/2005                                                    499,662
            650,000  FNMA 1.650% 05/16/2005                                                    649,455
            500,000  FNMA 1.660% 05/20/2005                                                    499,613
            750,000  FNMA 1.750% 05/23/2005                                                    749,923
            500,000  FNMA 1.800% 05/27/2005                                                    500,000
            350,000  FNMA 1.500% 09/21/2005                                                    347,590
            500,000  FNMA 0.113% 10/03/2005                                                    499,758
            500,000  FNMA 2.270% 11/17/2005                                                    500,910
            600,000  FNMA 2.250% 12/30/2005                                                    599,779
            475,000  FNMA 2.590% 05/05/2006                                                    475,039
            173,000  FNMA DISC NT 0.931% 05/17/2004^                                           172,925
            378,000  FNMA DISC NT 1.010% 05/19/2004^                                           377,809
            550,000  FNMA DISC NT 1.020% 05/20/2004^                                           549,704
            450,000  FNMA DISC NT 0.969% 05/28/2004^                                           449,666
            600,000  FNMA DISC NT 1.010% 06/01/2004^                                           599,478
          1,175,000  FNMA DISC NT 0.932% 06/25/2004^                                         1,173,322
            250,000  FNMA DISC NT 0.960% 07/06/2004^                                           249,560
          2,500,000  FNMA DISC NT 1.086% 09/17/2004^                                         2,489,630
            400,000  SLMA MTN 3.375% 07/15/2004                                                401,840
                                                                                      ----------------
                     TOTAL OTHER U.S. AGENCIES                                        $     41,455,069

                     U.S. TREASURIES 0.67%
            700,000  U.S. TREASURY NTS 1.500% 03/31/2006                              $        690,239
            250,000  U.S. TREASURY NTS 3.125% 04/15/2009                                       244,502
                                                                                      ----------------
                     TOTAL U.S. TREASURIES                                            $        934,741

                                                                                      ----------------
TOTAL U.S. GOVERNMENT AND AGENCIES (COST $42,416,752)                                 $     42,389,810

CERTIFICATES OF DEPOSIT 2.12%
          1,000,000  SOUTHTRUST BANK NA CD 1.040% 06/15/2004                          $        999,991
            500,000  SVENSKA HANDELSBANKEN AB CD 1.230% 10/12/2004                             499,841
            250,000  WESTDEUTSCHE LANDESBANK NY CD 1.210% 06/03/2004                           250,040
          1,200,000  WESTDEUTSCHE LANDESBANK NY CD 1.320% 01/27/2005                         1,198,192
                                                                                      ----------------
TOTAL CERTIFICATES OF DEPOSIT (COST $2,950,000)                                       $      2,948,064

COMMERCIAL PAPER 4.23%
            500,000  ANZ (DE) INC 1.047% 06/21/2004^                                  $        499,255
            310,000  BANQUE ET CAISSE 1.072% 07/09/2004^                                       309,364
            555,000  CAFCO LLC 1.020% 05/24/2004^                                              554,628
            500,000  CAISSE NTLE DES CAISSE 1.029% 06/07/2004^                                 499,465
            400,000  DANSKE CORP 1.033% 06/11/2004^                                            399,525
            600,000  HBOS TREASURY SVCS PLC 1.067% 07/06/2004^                                 598,827
            500,000  HBOS TREASURY SVCS PLC 1.098% 07/28/2004^                                 498,665
            139,000  JP MORGAN CHASE BANK 1.257% 09/10/2004^                                   138,404
          1,000,000  MET-LIFE FUNDING INC 1.088% 07/21/2004^                                   997,562
            500,000  SVENSKA HANDELSBANKEN INC 1.097% 07/28/2004^                              498,666
            900,000  UBS FINANCE (DE) LLC 1.060% 07/01/2004^                                   898,382
                                                                                      ----------------
TOTAL COMMERCIAL PAPER (COST $5,892,798)                                              $      5,892,743

TIME DEPOSITS 10.28%
          1,000,000  APRECO INC 1.040% 06/10/2004                                     $        998,844
            800,000  CAFCO LLC 1.040% 06/08/2004                                               799,122
            500,000  CATERPILLAR FINL SVCS 1.060% 06/17/2004                                   499,308
            500,000  CBA (DE) FINANCE INC 1.020% 05/03/2004                                    499,972
            380,000  CIESCO LLC 1.020% 05/04/2004                                              379,968
            850,000  CIESCO LLC 1.030% 06/22/2004                                              848,735
            500,000  COCA-COLA ENTERPRISES INC 1.020% 06/01/2004                               499,561
            737,000  CORPORATE REC CORP 1.040% 06/02/2004                                      736,319
            850,000  DELAWARE FUNDING CORP 1.020% 05/10/2004                                   849,783
            500,000  DEXIA DELAWARE LLC 1.030% 06/03/2004                                      499,528
            585,000  EUREKA SECURITIZATION INC 1.020% 05/04/2004                               584,950
            730,000  INTERNATIONAL LEASE FINANCE CORP 1.010% 06/01/2004                        729,365
            800,000  MASS MUTUAL FUNDING LLC 1.010% 05/05/2004                                 799,910
          1,250,000  OLD LINE FUNDING CORP 1.020% 05/18/2004                                 1,249,398
            850,000  PARK AVENUE RECEIVABLE CORP 1.030% 05/11/2004                             849,757
            300,000  PFIZER INC 1.010% 05/03/2004                                              299,983
          1,000,000  PREFERRED RECEIVABLES FUNDING CORP
                     1.040% 06/10/2004                                                         998,844
          1,000,000  WINDMILL FUNDING CORP 1.030% 05/24/2004                                   999,342
          1,200,000  YORKTOWN CAPITAL LLC 1.030% 05/07/2004                                  1,199,794
                                                                                      ----------------
TOTAL TIME DEPOSITS (COST $14,322,483)                                                $     14,322,483

                                                                                      ----------------
TOTAL INVESTMENTS AT VALUE 97.02% (COST $135,261,454)                                      135,218,588

                                                                                      ----------------
OTHER ASSETS IN EXCESS OF LIABILITIES 2.98%                                                  4,158,152

                                                                                      ----------------
NET ASSETS 100.00%                                                                    $    139,376,740

See Notes to Financial Statements.

FHLB    Federal Home Loan Bank
FHLMC   Federal Home Loan Mortgage Corporation
FHR     Freddie Mac
FNMA    Federal National Mortgage Association
FRN     Floating Rate Note
GNMA    Government National Mortgage Association
MTN     Medium Term Note
SLMA    Student Loan Marketing Association

* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, to qualified institutional buyers. At April 30, 2004, these securities amounted to $10,009,647 or 7.18% of net assets.

+   Denotes a fair valued security.
^   Denotes yield to maturity.

This page intentionally left blank

Financial Statements for
COMMONFUND INSTITUTIONAL FUNDS

Statement of Assets and Liabilities as of April 30, 2004

                                                                      CIF               CIF               CIF               CIF
                                                              CORE EQUITY         SMALL CAP    ALL CAP EQUITY     INTERNATIONAL
                                                                     FUND              FUND              FUND       EQUITY FUND
ASSETS:

   Investments at value(1)                                $   246,641,438   $   137,752,500   $   171,257,401   $   188,912,888
   Cash                                                         4,170,557         1,791,646        18,229,271           232,173
   Foreign currency at value(2)                                         -                 -                 -           847,174
   Receivable for investments sold                              1,841,130         1,235,733        13,720,053         4,569,300
   Receivable for Fund shares sold                                      -                 -         7,100,000                 -
   Receivable for expense reimbursement                             9,015            13,834            33,214            65,734
   Dividend and interest receivable                               233,355            88,136            91,210           747,346
   Tax reclaim receivable                                           2,950                 -                 -           123,023
   Receivable for daily variation margin on open
      financial futures contracts                                       -                 -                 -                 -
   Unrealized appreciation on forward foreign currency
      contracts                                                         -                 -                 -            19,507
   Prepaid expenses                                                 1,743             1,128               987             1,316
   Deposits at brokers held as collateral for
      securities sold short                                             -                 -        10,291,584                 -
      TOTAL ASSETS                                            252,900,188       140,882,977       220,723,720       195,518,461
                                                          ---------------   ---------------   ---------------   ---------------

LIABILITIES:

   Securities sold short, at value(3)                                   -                 -         3,770,245                 -
   Payable for investments purchased                            1,860,827         1,632,372         7,838,610         3,024,706
   Payable for Fund shares redeemed                                     -                 -                 -            31,191
   Payable for daily variation margin on open financial
      futures contracts                                                 -                 -                 -                 -
   Unrealized depreciation on forward foreign currency
      contracts                                                         -                 -                 -            61,512
   Written options, at value(4)                                         -                 -                 -                 -
   Directors' fee payable                                           1,878             2,118             2,068             2,008
   Advisory fee payable                                            95,114           108,452           153,761           116,028
   Accrued capital gain withholding taxes                               -                 -                 -             5,546
   Accrued expenses and other payables                             64,828            52,956            82,028            98,061
      TOTAL LIABILITIES                                         2,022,647         1,795,898        11,846,712         3,339,052
                                                          ---------------   ---------------   ---------------   ---------------

NET ASSETS                                                $   250,877,541   $   139,087,079   $   208,877,008   $   192,179,409
                                                          ---------------   ---------------   ---------------   ---------------

NET ASSETS CONSIST OF:

   Capital stock, 0.001 par value                         $        27,609   $        12,426   $        21,727   $        20,618
                                                          ---------------   ---------------   ---------------   ---------------
   Paid-in capital                                            247,210,354       118,405,958       216,725,089       178,956,148
   Undistributed net investment income                            104,076                 -                 -           938,970
   Accumulated (distribution in excess of) net realized
      gain (loss) on investments                              (15,590,926)       14,126,058        (1,646,152)       (8,759,929)
   Net unrealized appreciation (depreciation)                  19,126,428         6,542,637        (6,223,656)       21,023,602

TOTAL NET ASSETS                                          $   250,877,541   $   139,087,079   $   208,877,008   $   192,179,409
                                                          ---------------   ---------------   ---------------   ---------------
SHARES OUTSTANDING (UNLIMITED SHARES AUTHORIZED, $0.001
   PAR VALUE)                                                  27,609,313        12,425,989        21,727,059        20,618,441
                                                          ---------------   ---------------   ---------------   ---------------
NET ASSET VALUE, REDEMPTION AND OFFERING PRICE PER
   SHARE                                                  $          9.09   $         11.19   $          9.61   $          9.32
                                                          ---------------   ---------------   ---------------   ---------------

(1) Investments at cost                                   $   227,515,005   $   131,209,863   $   177,659,709   $   167,832,498
(2) Cost of cash denominated in foreign currencies                      -                 -                 -           843,171
(3) Proceeds received from securites sold short                         -                 -         3,948,897                 -
(4) Premiums received on written options                                -                 -                 -                 -

See Notes to the Financial Statements.

                                                                      CIF                 CIF               CIF
                                                                CORE PLUS   INFLATION-INDEXED    SHORT DURATION
                                                                BOND FUND           BOND FUND              FUND
ASSETS:

   Investments at value(1)                                $   191,822,532   $      98,329,729   $   135,218,588
   Cash                                                        22,535,200           1,813,600         6,155,766
   Foreign currency at value(2)                                   211,595                   -                 -
   Receivable for investments sold                             16,045,665           3,455,748                 -
   Receivable for Fund shares sold                                100,000                   -                 -
   Receivable for expense reimbursement                             4,209               4,576             8,612
   Dividend and interest receivable                             1,263,776             702,504           333,578
   Tax reclaim receivable                                               -                   -                 -
   Receivable for daily variation margin on open
      financial futures contracts                                       -              17,150                 -
   Unrealized appreciation on forward foreign currency
      contracts                                                   456,575                   -                 -
   Prepaid expenses                                                 1,215                 693             1,295
   Deposits at brokers held as collateral for
      securities sold short                                             -                   -                 -
      TOTAL ASSETS                                            232,440,767         104,324,000       141,717,839
                                                          ---------------   -----------------   ---------------

LIABILITIES:

   Securities sold short, at value(3)                                   -                   -                 -
   Payable for investments purchased                           60,076,968           3,917,445         1,984,986
   Payable for Fund shares redeemed                                     -                   -           300,000
   Payable for daily variation margin on open financial
      futures contracts                                            86,993                   -                 -
   Unrealized depreciation on forward foreign currency
      contracts                                                   161,643                   -                 -
   Written options, at value(4)                                   304,328                   -                 -
   Directors' fee payable                                           2,049               2,201             2,153
   Advisory fee payable                                            49,612              17,104            20,409
   Accrued capital gain withholding taxes                               -                   -                 -
   Accrued expenses and other payables                             50,595              36,557            33,551
      TOTAL LIABILITIES                                        60,732,188           3,973,307         2,341,099
                                                          ---------------   -----------------   ---------------

NET ASSETS                                                $   171,708,579   $     100,350,693   $   139,376,740
                                                          ---------------   -----------------   ---------------

NET ASSETS CONSIST OF:

   Capital stock, 0.001 par value                         $        16,593   $          10,439   $        13,819
                                                          ---------------   -----------------   ---------------
   Paid-in capital                                            167,600,286          97,027,648       139,410,959
   Undistributed net investment income                          1,871,093              41,303            11,105
   Accumulated (distribution in excess of) net realized
      gain (loss) on investments                                1,136,045             917,209           (16,277)
   Net unrealized appreciation (depreciation)                   1,084,562           2,354,094           (42,866)

TOTAL NET ASSETS                                          $   171,708,579   $     100,350,693   $   139,376,740
                                                          ---------------   -----------------   ---------------
SHARES OUTSTANDING (UNLIMITED SHARES AUTHORIZED, $0.001
   PAR VALUE)                                                  16,593,146          10,438,701        13,819,157
                                                          ---------------   -----------------   ---------------
NET ASSET VALUE, REDEMPTION AND OFFERING PRICE PER
   SHARE                                                  $         10.35   $            9.61   $         10.09
                                                          ---------------   -----------------   ---------------

(1) Investments at cost                                   $   191,376,501   $      95,863,020   $   135,261,454
(2) Cost of cash denominated in foreign currencies                202,922                   -                 -
(3) Proceeds received from securites sold short                         -                   -                 -
(4) Premiums received on written options                          280,612                   -                 -

Statement of Operations for the Period Ended April 30, 2004

                                                                      CIF                CIF                CIF                CIF
                                                              CORE EQUITY          SMALL CAP     ALL CAP EQUITY      INTERNATIONAL
                                                                     FUND               FUND(a)            FUND(b)     EQUITY FUND
INVESTMENT INCOME

   Interest                                               $        19,291    $         6,452    $        27,218    $        34,409
   Dividends(1)                                                 3,052,707            818,095            248,734          3,227,849
   INVESTMENT INCOME                                            3,071,998            824,547            275,952          3,262,258
                                                          ---------------    ---------------    ---------------    ---------------
   Advisory fees                                                  969,373            955,573            396,413          1,164,961
   Directors' fees and expenses                                     6,599              5,485              2,423              6,588
   Custodian, transfer agent and fund accounting                  148,691             75,915             26,687            428,493
   Professional                                                    77,257             59,670             52,601             67,904
   Registration                                                    21,744             30,128             33,484             18,432
   Miscellaneous                                                   31,768             22,021              9,133             22,683
   TOTAL EXPENSES BEFORE REIMBURSEMENTS AND WAIVERS             1,255,432          1,148,792            520,741          1,709,061
                                                          ---------------    ---------------    ---------------    ---------------
   Less expense reimbursements and waivers                        (70,643)           (87,043)           (82,601)          (234,675)
   TOTAL EXPENSES NET OF EXPENSE REIMBURSEMENTS AND
      WAIVERS                                                   1,184,789          1,061,749            438,140          1,474,386
                                                          ---------------    ---------------    ---------------    ---------------
      NET INVESTMENT INCOME (LOSS)                              1,887,209           (237,202)          (162,188)         1,787,872
                                                          ---------------    ---------------    ---------------    ---------------

NET REALIZED AND UNREALIZED GAIN (LOSS):

Net realized gain (loss) on:
   Investments                                                 16,139,999         16,409,883         (1,624,704)        13,999,937
   In-kind transactions                                                 -                  -                  -                  -
   Financial futures contracts                                     15,493                  -                  -            217,705
   Securities sold short                                                -                  -            (21,448)                 -
   Written options                                                      -                  -                  -                  -
   Foreign currency transactions                                  (24,888)                 -              4,244           (404,216)
      NET REALIZED GAIN (LOSS)                                 16,130,604         16,409,883         (1,641,908)        13,813,426
                                                          ---------------    ---------------    ---------------    ---------------
Change in unrealized appreciation (depreciation) on:
   Investments                                                 24,449,342          6,542,637         (6,402,308)        33,514,990
   Financial futures contracts                                          -                  -                  -                  -
   Securities sold short                                                -                  -            178,652                  -
   Written options                                                      -                  -                  -                  -
   Foreign currency translations                                      (66)                 -                  -           (244,817)
      CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)         24,449,276          6,542,637         (6,223,656)        33,270,173
                                                          ---------------    ---------------    ---------------    ---------------
      NET REALIZED AND UNREALIZED GAIN (LOSS)                  40,579,880         22,952,520         (7,865,564)        47,083,599
                                                          ---------------    ---------------    ---------------    ---------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                             $    42,467,089    $    22,715,318    $    (8,027,752)   $    48,871,471
                                                          ---------------    ---------------    ---------------    ---------------

(1) Dividend income is net of withholding taxes of:       $        11,230    $           850    $         5,955    $       387,124

See Notes to the Financial Statements.

(a) Fund commenced operations on September 2, 2003.
(b) Fund commenced operations on February 3, 2004.

                                                                      CIF                  CIF                CIF
                                                                CORE PLUS    INFLATION-INDEXED     SHORT DURATION
                                                                BOND FUND            BOND FUND               FUND
INVESTMENT INCOME

   Interest                                               $     6,154,096    $       4,060,411    $     1,553,994
   Dividends(1)                                                         -                    -                  -
   INVESTMENT INCOME                                            6,154,096            4,060,411          1,553,994
                                                          ---------------    -----------------    ---------------
   Advisory fees                                                  557,829              172,237            217,287
   Directors' fees and expenses                                     6,592                6,592              6,571
   Custodian, transfer agent and fund accounting                  139,744               97,643             40,679
   Professional                                                    57,934               46,593             42,345
   Registration                                                    18,462               16,994             23,969
   Miscellaneous                                                   20,365               16,139             19,824
   TOTAL EXPENSES BEFORE REIMBURSEMENTS AND WAIVERS               800,926              356,198            350,675
                                                          ---------------    -----------------    ---------------
   Less expense reimbursements and waivers                        (83,718)             (69,025)           (64,768)
   TOTAL EXPENSES NET OF EXPENSE REIMBURSEMENTS AND
      WAIVERS                                                     717,208              287,173            285,907
                                                          ---------------    -----------------    ---------------
      NET INVESTMENT INCOME (LOSS)                              5,436,888            3,773,238          1,268,087
                                                          ---------------    -----------------    ---------------

NET REALIZED AND UNREALIZED GAIN (LOSS):

Net realized gain (loss) on:
   Investments                                                  3,839,138            7,233,523            (15,099)
   In-kind transactions                                                 -            1,698,711                  -
   Financial futures contracts                                    (76,395)            (615,673)                 -
   Securities sold short                                                -                    -                  -
   Written options                                                418,962               98,491                  -
   Foreign currency transactions                               (1,174,829)                   -                  -
      NET REALIZED GAIN (LOSS)                                  3,006,876            8,415,052            (15,099)
                                                          ---------------    -----------------    ---------------
Change in unrealized appreciation (depreciation) on:
   Investments                                                 (4,374,615)          (6,755,967)           (98,077)
   Financial futures contracts                                    382,261             (112,615)                 -
   Securities sold short                                                -                    -                  -
   Written options                                                (60,728)             (36,728)                 -
   Foreign currency translations                                  638,480                    -                  -
      CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)         (3,414,602)          (6,905,310)           (98,077)
                                                          ---------------    -----------------    ---------------
      NET REALIZED AND UNREALIZED GAIN (LOSS)                    (407,726)           1,509,742           (113,176)
                                                          ---------------    -----------------    ---------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                             $     5,029,162    $       5,282,980    $     1,154,911
                                                          ---------------    -----------------    ---------------

(1) Dividend income is net of withholding taxes of:       $             -    $               -    $             -

Statement of Changes in Net Assets

                                                                                                                    CIF ALL CAP
                                                              CIF CORE EQUITY FUND          CIF SMALL CAP FUND      EQUITY FUND
                                                        --------------------------------    ------------------    ---------------
                                                             YEAR ENDED       YEAR ENDED          PERIOD ENDED       PERIOD ENDED
                                                         APRIL 30, 2004   APRIL 30, 2003        APRIL 30, 2004(a)  APRIL 30, 2004(b)
FROM OPERATIONS:

   Net investment income (loss)                         $     1,887,209  $     1,440,946    $         (237,202)   $      (162,188)
   Net realized gain (loss)                                  16,130,604      (19,689,883)           16,409,883         (1,641,908)
   Change in unrealized appreciation (depreciation)          24,449,276       (1,979,977)            6,542,637         (6,223,656)
      NET INCREASE (DECREASE) IN NET ASSETS RESULTING
         FROM OPERATIONS                                     42,467,089      (20,228,914)           22,715,318         (8,027,752)
                                                        ---------------  ---------------    ------------------    ---------------

DISTRIBUTIONS:

   Net investment income                                     (1,774,233)      (1,435,841)                    -                  -
   Net realized gain                                                  -                -            (2,046,623)                 -
      DECREASE IN NET ASSETS RESULTING FROM
         DISTRIBUTIONS                                       (1,774,233)      (1,435,841)           (2,046,623)                 -
                                                        ---------------  ---------------    ------------------    ---------------

CAPITAL SHARE TRANSACTIONS:

   Net proceeds from sale of shares                          73,974,708       43,318,229           160,607,003        216,904,760
   Reinvestment of distributions                              1,758,309          712,165             2,046,623                  -
   Cost of shares repurchased                               (19,559,298)      (4,407,940)          (44,235,242)                 -
      INCREASE FROM CAPITAL SHARE TRANSACTIONS               56,173,719       39,622,454           118,418,384        216,904,760
INCREASE IN NET ASSETS                                       96,866,575       17,957,699           139,087,079        208,877,008
                                                        ---------------  ---------------    ------------------    ---------------

NET ASSETS

   Beginning of period                                  $   154,010,966  $   136,053,267    $                -    $             -
                                                        ---------------  ---------------    ------------------    ---------------
   END OF PERIOD                                        $   250,877,541  $   154,010,966    $      139,087,079    $   208,877,008
                                                        ---------------  ---------------    ------------------    ---------------
UNDISTRIBUTED NET INVESTMENT INCOME                     $       104,076  $        16,038    $                -    $             -
                                                        ---------------  ---------------    ------------------    ---------------

OTHER INFORMATION:

Share transactions:
Shares outstanding at beginning of period                    20,898,891       15,606,622                     -                  -
   Sold                                                       8,648,333        5,837,279            15,994,334         21,727,059
   Reinvestment of distributions                                199,991           99,251               182,571                  -
   Repurchased                                               (2,137,902)        (644,261)           (3,750,916)                 -
   INCREASE IN SHARES OUTSTANDING                             6,710,422        5,292,269            12,425,989         21,727,059
SHARES OUTSTANDING AT END OF PERIOD                          27,609,313       20,898,891            12,425,989         21,727,059
                                                        ---------------  ---------------    ------------------    ---------------

See Notes to the Financial Statements.

(a) Fund commenced operations on September 2, 2003.
(b) Fund commenced operations on February 3, 2004.

                                                            CIF INTERNATIONAL EQUITY FUND
                                                        ------------------------------------
                                                             YEAR ENDED           YEAR ENDED
                                                         APRIL 30, 2004       APRIL 30, 2003
FROM OPERATIONS:

   Net investment income (loss)                         $     1,787,872    $       1,656,902
   Net realized gain (loss)                                  13,813,426          (10,036,547)
   Change in unrealized appreciation (depreciation)          33,270,173           (3,928,984)
      NET INCREASE (DECREASE) IN NET ASSETS RESULTING
         FROM OPERATIONS                                     48,871,471          (12,308,629)
                                                        ---------------    -----------------

DISTRIBUTIONS:

   Net investment income                                     (2,803,668)          (1,911,078)
   Net realized gain                                                  -                    -
      DECREASE IN NET ASSETS RESULTING FROM
         DISTRIBUTIONS                                       (2,803,668)          (1,911,078)
                                                        ---------------    -----------------

CAPITAL SHARE TRANSACTIONS:

   Net proceeds from sale of shares                          35,745,803           36,404,119
   Reinvestment of distributions                              2,803,536              540,915
   Cost of shares repurchased                               (14,836,563)          (1,628,290)
      INCREASE FROM CAPITAL SHARE TRANSACTIONS               23,712,776           35,316,744
INCREASE IN NET ASSETS                                       69,780,579           21,097,037
                                                        ---------------    -----------------

NET ASSETS

   Beginning of period                                  $   122,398,830    $     101,301,793
                                                        ---------------    -----------------
   END OF PERIOD                                        $   192,179,409    $     122,398,830
                                                        ---------------    -----------------
UNDISTRIBUTED NET INVESTMENT INCOME                     $       938,970    $       1,349,486
                                                        ---------------    -----------------

OTHER INFORMATION:

Share transactions:
Shares outstanding at beginning of period                    17,699,471           12,301,877
   Sold                                                       4,209,649            5,563,437
   Reinvestment of distributions                                336,437               78,135
   Repurchased                                               (1,627,116)            (243,978)
   INCREASE IN SHARES OUTSTANDING                             2,918,970            5,397,594
SHARES OUTSTANDING AT END OF PERIOD                          20,618,441           17,699,471
                                                        ---------------    -----------------

                                                           CIF CORE PLUS BOND FUND            CIF INFLATION-INDEXED BOND FUND
                                                     ----------------------------------   --------------------------------------
                                                          YEAR ENDED         YEAR ENDED           YEAR ENDED          YEAR ENDED
                                                      APRIL 30, 2004     APRIL 30, 2003       APRIL 30, 2004      APRIL 30, 2003
FROM OPERATIONS:

   Net investment income                             $     5,436,888    $     7,136,454   $        3,773,238     $    10,438,084
   Net realized gain (loss)                                3,006,876          3,262,529            8,415,052          14,631,515
   Change in unrealized appreciation
      (depreciation)                                      (3,414,602)         3,550,310           (6,905,310)          4,448,976
      NET INCREASE IN NET ASSETS RESULTING FROM
         OPERATIONS                                        5,029,162         13,949,293            5,282,980          29,518,575
                                                     ---------------    ---------------   ------------------     ---------------
DISTRIBUTIONS:

   Net investment income                                  (4,925,953)        (5,977,705)          (3,870,223)        (11,578,425)
   Net realized gain                                      (3,780,628)        (2,081,762)          (9,744,167)        (11,262,021)
      DECREASE IN NET ASSETS RESULTING FROM
         DISTRIBUTIONS                                    (8,706,581)        (8,059,467)         (13,614,390)        (22,840,446)
                                                     ---------------    ---------------   ------------------     ---------------

CAPITAL SHARE TRANSACTIONS:

   Net proceeds from sale of shares                      139,513,098         60,061,060           21,588,004          14,105,306
   Reinvestment of distributions                           7,746,167          4,980,856           10,776,739          15,327,475
   Cost of shares repurchased                           (119,550,636)       (85,259,970)         (75,276,558)(a)    (151,185,337)
      INCREASE (DECREASE) FROM CAPITAL SHARE
         TRANSACTIONS                                     27,708,629        (20,218,054)         (42,911,815)       (121,752,556)
INCREASE (DECREASE) IN NET ASSETS                         24,031,210        (14,328,228)         (51,243,225)       (115,074,427)
                                                     ---------------    ---------------   ------------------     ---------------

NET ASSETS

   Beginning of period                               $   147,677,369    $   162,005,597   $      151,593,918     $   266,668,345
                                                     ---------------    ---------------   ------------------     ---------------
   END OF PERIOD                                     $   171,708,579    $   147,677,369   $      100,350,693     $   151,593,918
                                                     ---------------    ---------------   ------------------     ---------------
UNDISTRIBUTED NET INVESTMENT INCOME                  $     1,871,093    $     1,315,075   $           41,303     $       138,288
                                                     ---------------    ---------------   ------------------     ---------------

OTHER INFORMATION:

Share transactions:
Shares outstanding at beginning of period                 13,952,825         15,956,469           14,574,271          25,847,717
   Sold                                                   13,069,781          5,778,912            2,034,859           1,321,018
   Reinvestment of distributions                             742,865            484,390            1,091,449           1,485,428
   Repurchased                                           (11,172,325)        (8,266,946)          (7,261,878)        (14,079,892)
   INCREASE (DECREASE) IN SHARES OUTSTANDING               2,640,321         (2,003,644)          (4,135,570)        (11,273,446)
SHARES OUTSTANDING AT END OF PERIOD                       16,593,146         13,952,825           10,438,701          14,574,271
                                                     ---------------    ---------------   ------------------     ---------------

See Notes to the Financial Statements.

(a) On August 4, 2003, the CIF Inflation-Indexed Bond Fund made an in-kind redemption of 4,762,510 shares, valued at $48,958,606, resulting in a net realized gain of $1,698,711. (See Note 1)

                                                            CIF SHORT DURATION FUND
                                                     ------------------------------------
                                                          YEAR ENDED           YEAR ENDED
                                                      APRIL 30, 2004       APRIL 30, 2003
FROM OPERATIONS:

   Net investment income                             $     1,268,087    $       1,228,261
   Net realized gain (loss)                                  (15,099)              40,907
   Change in unrealized appreciation
      (depreciation)                                         (98,077)             (21,063)
      NET INCREASE IN NET ASSETS RESULTING FROM
         OPERATIONS                                        1,154,911            1,248,105
                                                     ---------------    -----------------
DISTRIBUTIONS:

   Net investment income                                  (1,262,564)          (1,222,666)
   Net realized gain                                         (33,792)             (28,947)
      DECREASE IN NET ASSETS RESULTING FROM
         DISTRIBUTIONS                                    (1,296,356)          (1,251,613)
                                                     ---------------    -----------------

CAPITAL SHARE TRANSACTIONS:

   Net proceeds from sale of shares                      197,819,428           92,132,065
   Reinvestment of distributions                           1,245,155            1,192,922
   Cost of shares repurchased                           (138,233,863)         (87,503,963)
      INCREASE (DECREASE) FROM CAPITAL SHARE
         TRANSACTIONS                                     60,830,720            5,821,024
INCREASE (DECREASE) IN NET ASSETS                         60,689,275            5,817,516
                                                     ---------------    -----------------

NET ASSETS

   Beginning of period                               $    78,687,465    $      72,869,949
                                                     ---------------    -----------------
   END OF PERIOD                                     $   139,376,740    $      78,687,465
                                                     ---------------    -----------------
UNDISTRIBUTED NET INVESTMENT INCOME                  $        11,105    $           5,595
                                                     ---------------    -----------------

OTHER INFORMATION:

Share transactions:
Shares outstanding at beginning of period                  7,799,343            7,219,695
   Sold                                                   19,590,183            9,127,373
   Reinvestment of distributions                             123,397              118,270
   Repurchased                                           (13,693,766)          (8,665,995)
   INCREASE (DECREASE) IN SHARES OUTSTANDING               6,019,814              579,648
SHARES OUTSTANDING AT END OF PERIOD                       13,819,157            7,799,343
                                                     ---------------    -----------------

Financial Highlights for a Share Outstanding Throughout the Period

                                                                   CIF CORE EQUITY FUND                     CIF SMALL CAP FUND
                                                     -------------------------------------------------      ------------------
                                                                                                PERIOD                  PERIOD
                                                                                                 ENDED                   ENDED
                                                               YEARS ENDED APRIL 30,         APRIL 30,               APRIL 30,
                                                           2004         2003         2002         2001(a)                 2004(b)
FINANCIAL HIGHLIGHTS

   NET ASSET VALUE, BEGINNING OF PERIOD              $     7.37   $     8.72   $     9.56   $    10.00      $            10.00
                                                     ----------   ----------   ----------   ----------      ------------------
   Income from Investment Operations:
      Net investment income (loss)                         0.07         0.07         0.06         0.03                   (0.02)
      Net realized and unrealized gain (loss)
         on investments                                    1.72        (1.35)       (0.84)       (0.44)                   1.34
         Total from Investment Operations:                 1.79        (1.28)       (0.78)       (0.41)                   1.32
   Less Distributions from:
      Net investment income                               (0.07)       (0.07)       (0.06)       (0.03)                      -
      Net realized gain on investments                        -            -            -            -                   (0.13)
         Total distributions                              (0.07)       (0.07)       (0.06)       (0.03)                  (0.13)
   Net increase (decrease) in net asset value              1.72        (1.35)       (0.84)       (0.44)                   1.19
   NET ASSET VALUE, END OF PERIOD                    $     9.09   $     7.37   $     8.72   $     9.56      $            11.19

TOTAL RETURN(d)                                           24.32%      (14.65%)      (8.13%)      (4.09%)**               13.20%**
   Net Assets, end of period (000's)                 $  250,878   $  154,011   $  136,053   $  104,813      $          139,087
   Ratios to average net assets:
      Net investment income (after reimbursement
         and waiver of certain operating expenses)         0.88%        1.02%        0.71%        1.07%*                 (0.23)%*
      Net investment income (before reimbursement
         and waiver of certain operating expenses)         0.84%        0.98%        0.67%        0.80%*                 (0.31)%*
      Operating expenses (after reimbursement and
         waiver of certain operating expenses)             0.55%        0.55%        0.55%        0.55%*                  1.00%*
      Operating expenses (before reimbursement and
         waiver of certain operating expenses)             0.59%        0.59%        0.59%        0.82%*                  1.08%*
      Portfolio Turnover                                    127%          66%          66%          20%**                  103%**

See Notes to Financial Statements.

*   Annualized.
**  Not annualized.
(a) Fund commenced operations on January 2, 2001.
(b) Fund commenced operations on September 2, 2003.
(c) Fund commenced operations on February 3, 2004.
(d) Total return would have been lower had certain expenses not been reimbursed or waived.

                                                     CIF ALL CAP EQUITY FUND        CIF INTERNATIONAL EQUITY FUND
                                                     -----------------------     ------------------------------------
                                                                      PERIOD
                                                                       ENDED
                                                                   APRIL 30,             YEARS ENDED APRIL 30,
                                                                        2004(c)        2004         2003         2002
FINANCIAL HIGHLIGHTS

   NET ASSET VALUE, BEGINNING OF PERIOD              $                 10.00     $     6.92   $     8.23   $     9.37
                                                     -----------------------     ----------   ----------   ----------
   Income from Investment Operations:
      Net investment income (loss)                                     (0.01)          0.09         0.10         0.08
      Net realized and unrealized gain (loss)
         on investments                                                (0.38)          2.46        (1.28)       (1.12)
         Total from Investment Operations:                             (0.39)          2.55        (1.18)       (1.04)
   Less Distributions from:
      Net investment income                                                -          (0.15)       (0.13)       (0.10)
         Net realized gain on investments                                  -              -            -            -
         Total distributions                                               -          (0.15)       (0.13)       (0.10)
   Net increase (decrease) in net asset value                          (0.39)          2.40        (1.31)       (1.14)
   NET ASSET VALUE, END OF PERIOD                    $                  9.61     $     9.32   $     6.92   $     8.23

TOTAL RETURN(d)                                                        (3.90%)*       37.06%      (14.29%)     (11.10%)
   Net Assets, end of period (000's)                 $               208,877     $  192,179   $  122,399   $  101,302
   Ratios to average net assets:
      Net investment income (after reimbursement
         and waiver of certain operating expenses)                     (0.39)%*        1.07%        1.63%        1.01%
      Net investment income (before reimbursement
         and waiver of certain operating expenses)                     (0.59)%*        0.93%        1.41%        0.54%
      Operating expenses (after reimbursement and
         waiver of certain operating expenses)                          1.05%*         0.89%        0.80%        0.80%
      Operating expenses (before reimbursement and
         waiver of certain operating expenses)                          1.25%*         1.03%        1.02%        1.27%
      Portfolio Turnover                                                  58%**         139%          61%          66%

                                                     CIF INTERNATIONAL EQUITY FUND
                                                     -----------------------------
                                                                            PERIOD
                                                                             ENDED
                                                                         APRIL 30,
                                                                           2001(a)
FINANCIAL HIGHLIGHTS

   NET ASSET VALUE, BEGINNING OF PERIOD                                 $    10.00
                                                                        ----------
   Income from Investment Operations:
      Net investment income (loss)                                            0.04
      Net realized and unrealized gain (loss)
         on investments                                                      (0.63)
         Total from Investment Operations:                                   (0.59)
   Less Distributions from:
      Net investment income                                                  (0.04)
         Net realized gain on investments                                        -
         Total distributions                                                 (0.04)
   Net increase (decrease) in net asset value                                (0.63)
   NET ASSET VALUE, END OF PERIOD                                       $     9.37

TOTAL RETURN(d)                                                              (5.89%)**
   Net Assets, end of period (000's)                                    $   98,887
   Ratios to average net assets:
      Net investment income (after reimbursement
         and waiver of certain operating expenses)                            1.37%*
      Net investment income (before reimbursement
         and waiver of certain operating expenses)                            1.08%*
      Operating expenses (after reimbursement and
         waiver of certain operating expenses)                                0.80%*
      Operating expenses (before reimbursement and
         waiver of certain operating expenses)                                1.09%*
      Portfolio Turnover                                                        21%**

                                                                              CIF CORE PLUS BOND FUND
                                                                 -------------------------------------------------
                                                                                                            PERIOD
                                                                                                             ENDED
                                                                        YEARS ENDED APRIL 30,            APRIL 30,
                                                                       2004         2003         2002      2001(a)
FINANCIAL HIGHLIGHTS
   NET ASSET VALUE, BEGINNING OF PERIOD                          $    10.58   $    10.15   $    10.00   $    10.00
                                                                 ----------   ----------   ----------   ----------
   Income from Investment Operations:
      Net Investment Income                                            0.35         0.51         0.51         0.15
      Net realized and unrealized gain (loss) on investments          (0.03)        0.53         0.28        (0.02)
         Total from Investment Operations:                             0.32         1.04         0.79         0.13
   Less Distributions from:
      Net investment income                                           (0.33)       (0.43)       (0.52)       (0.13)
      Net realized gain on investments                                (0.22)       (0.18)       (0.12)           -
         Total distributions                                          (0.55)       (0.61)       (0.64)       (0.13)
   Net increase (decrease) in net asset value                         (0.23)        0.43         0.15            -
   NET ASSET VALUE, END OF PERIOD                                $    10.35   $    10.58   $    10.15   $    10.00
                                                                 ----------   ----------   ----------   ----------

TOTAL RETURN(c)                                                        3.03%       10.51%        8.02%        1.33%**
   Net Assets, end of period (000's)                             $  171,709   $  147,677   $  162,006   $  132,265
   Ratios to average net assets:
      Net investment income (after reimbursement and waiver of
         certain operating expenses)                                   3.41%        4.95%        5.01%        4.61%*
      Net investment income (before reimbursement and waiver of
         certain operating expenses)                                   3.36%        4.90%        4.96%        4.37%*
      Operating expenses (after reimbursement and waiver of
         certain operating expenses)                                   0.45%        0.45%        0.45%        0.45%*
      Operating expenses (before reimbursement and waiver of
         certain operating expenses)                                   0.50%        0.50%        0.50%        0.69%*
      Portfolio Turnover                                                589%         455%         480%         356%**

See Notes to Financial Statements.

*   Annualized.
**  Not annualized.
++  Calculates to less than $0.01.
(a) Fund commenced operations on January 2, 2001.
(b) Fund commenced operations on May 1, 2000.
(c) Total return would have been lower had certain expenses not been reimbursed or waived.

                                                                          CIF INFLATION-INDEXED BOND FUND
                                                                 -------------------------------------------------
                                                                                                            PERIOD
                                                                                                             ENDED
                                                                        YEARS ENDED APRIL 30,            APRIL 30,
                                                                       2004         2003         2002      2001(a)
FINANCIAL HIGHLIGHTS
   NET ASSET VALUE, BEGINNING OF PERIOD                          $    10.40   $    10.32   $    10.40   $    10.00
                                                                 ----------   ----------   ----------   ----------
   Income from Investment Operations:
      Net Investment Income                                            0.35         0.59         0.43         0.19
      Net realized and unrealized gain (loss) on investments           0.21         0.83         0.24         0.33
         Total from Investment Operations:                             0.56         1.42         0.67         0.52
   Less Distributions from:
      Net investment income                                           (0.36)       (0.63)       (0.45)       (0.12)
      Net realized gain on investments                                (0.99)       (0.71)       (0.30)           -
         Total distributions                                          (1.35)       (1.34)       (0.75)       (0.12)
   Net increase (decrease) in net asset value                         (0.79)        0.08        (0.08)        0.40
   NET ASSET VALUE, END OF PERIOD                                $     9.61   $    10.40   $    10.32   $    10.40

TOTAL RETURN(c)                                                        5.36%       14.22%        6.71%        5.27%**
   Net Assets, end of period (000's)                             $  100,351   $  151,594   $  266,668   $  275,342
   Ratios to average net assets:
      Net investment income (after reimbursement and waiver of
         certain operating expenses)                                   3.28%        5.23%        4.12%        6.99%*
      Net investment income (before reimbursement and waiver of
         certain operating expenses)                                   3.22%        5.19%        4.11%        6.77%*
      Operating expenses (after reimbursement and waiver of
         certain operating expenses)                                   0.25%        0.25%        0.25%        0.25%*
      Operating expenses (before reimbursement and waiver of
         certain operating expenses)                                   0.31%        0.29%        0.26%        0.47%*
      Portfolio Turnover                                                149%          78%         185%         182%**

                                                                                CIF SHORT DURATION FUND
                                                                 -----------------------------------------------------
                                                                                                                PERIOD
                                                                                                                 ENDED
                                                                          YEARS ENDED APRIL 30,              APRIL 30,
                                                                       2004           2003           2002      2001(b)
FINANCIAL HIGHLIGHTS
   NET ASSET VALUE, BEGINNING OF PERIOD                          $    10.09     $    10.09     $    10.09   $    10.00
                                                                 ----------     ----------     ----------   ----------
   Income from Investment Operations:
      Net Investment Income                                            0.11           0.19           0.33         0.59
      Net realized and unrealized gain (loss) on investments              -++            -++         0.02         0.09
         Total from Investment Operations:                             0.11           0.19           0.35         0.68
   Less Distributions from:
      Net investment income                                           (0.11)         (0.19)         (0.34)       (0.58)
      Net realized gain on investments                                    -++            -++        (0.01)       (0.01)
         Total distributions                                          (0.11)         (0.19)         (0.35)       (0.59)
   Net increase (decrease) in net asset value                             -              -              -         0.09
   NET ASSET VALUE, END OF PERIOD                                $    10.09     $    10.09     $    10.09   $    10.09

TOTAL RETURN(c)                                                        1.11%          1.94%          3.52%        6.95%
   Net Assets, end of period (000's)                             $  139,377     $   78,687     $   72,870   $   35,911
   Ratios to average net assets:
      Net investment income (after reimbursement and waiver of
         certain operating expenses)                                   1.11%          1.83%          3.22%        5.93%
      Net investment income (before reimbursement and waiver of
         certain operating expenses)                                   1.05%          1.71%          3.10%        5.46%
      Operating expenses (after reimbursement and waiver of
         certain operating expenses)                                   0.25%          0.25%          0.25%        0.25%
      Operating expenses (before reimbursement and waiver of
         certain operating expenses)                                   0.31%          0.37%          0.37%        0.72%
      Portfolio Turnover                                                 73%            84%           202%         129%

NOTES TO FINANCIAL STATEMENTS FOR COMMONFUND INSTITUTIONAL FUNDS

April 30, 2004

1. ORGANIZATION

Commonfund Institutional Funds (the "Company") was established as a Delaware business trust under an Agreement and Declaration of Trust dated August 7, 1999 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, management investment company. The Company currently consists of one non-diversified series, CIF All Cap Equity Fund, and six diversified series, CIF Core Equity Fund, CIF Small Cap Fund, CIF International Equity Fund, CIF Core Plus Bond Fund, CIF Inflation-Indexed Bond Fund and CIF Short Duration Fund (each a "Fund" and collectively the "Funds"), each of which operates as a distinct investment vehicle of the Company. Commonfund Asset Management Company, Inc. ("COMANCO") manages each of the Funds. Each Fund seeks to improve the net investment returns of its shareholders with its own investment objectives and policies. There can be no assurance that any Fund will achieve its investment objective.

   The CIF Small Cap Fund and the CIF All Cap Equity Fund, each a new series of the Company, commenced operations on September 2, 2003 and February 3, 2004, respectively.

Fund objectives:

   CIF Core Equity Fund, CIF Small Cap Fund, CIF All Cap Equity Fund and CIF International Equity Fund seek to provide long-term capital appreciation.

   CIF Core Plus Bond Fund seeks to provide high current income and price appreciation.

   CIF Inflation-Indexed Bond Fund seeks to maximize real return to the extent consistent with preservation of capital and liquidity.

   CIF Short Duration Fund seeks to provide current interest income with some price appreciation, each consistent with liquidity and safety of principal.

   On August 4, 2003, the Commonfund Endowment Multi-Strategy Bond Fund redeemed a portion of its investment in the CIF Inflation-Indexed Bond Fund and in exchange received securities valued at $48,958,606, which resulted in a net realized gain of $1,698,711.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make estimates and assumptions in the preparation of the financial statements. Actual results could differ from these estimates or assumptions.

   The following is a summary of significant accounting policies, which are in conformity with accounting principles generally accepted in the United States of America, and are consistently followed by the Company in the preparation of its financial statements:

SECURITY VALUATION

Equity securities listed on securities exchanges are valued at last sale prices except for those securities reported through the NASDAQ system which use the NASDAQ Official Closing Price. In the absence of a last sale price or the closing price from the NASDAQ system, the current bid price is used. Unlisted securities are valued at the current bid prices obtained from reputable brokers. Corporate debt securities and debt securities of the U.S. Government and its agencies (other than short-term investments which mature in less than sixty days) are valued by an independent pricing service approved by the Board of Directors, which utilizes market quotations and transactions, quotations from dealers and various relationships among securities in determining value. If not valued by a pricing service, such securities are valued at prices obtained from independent brokers. Investments with prices that cannot be readily obtained are carried at fair value as determined in good faith under consistently applied procedures established by and under the supervision of the Board of Directors. Short-term investments with an original maturity of 60 days or less are valued at amortized cost which approximates market value. Short sales are generally valued at the last close price. If the last close price is not available, the ask price is used. Purchased options are generally valued at the last sale price. If the last sale price is not available, the current bid price is used. Written options are generally valued at the last trade price. If the last trade price is not available, the ask price is used.

SECURITY TRANSACTIONS AND INVESTMENT INCOME

Security transactions are recorded as of trade date. Realized gains and losses from security transactions are determined on the basis of identified cost. Interest income, including amortization of premium and accretion of discount on securities, is accrued daily. Dividend income is recorded on the ex-dividend date. Payments received from certain investments in the CIF Core Equity Fund and CIF Small Cap Fund may be comprised of dividends and return of capital. The payments may initially be recorded as dividend income and may subsequently be reclassified as a return of capital upon receipt of information from the issuer. Foreign income and foreign capital gains realized on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Gains and losses realized on prepayments received on mortgage-related securities are recorded in interest income. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends to shareholders resulting from net investment income are recorded on the ex-dividend date. The dividends are paid quarterly for CIF Core Equity Fund, CIF Small Cap Fund, CIF All Cap Equity Fund and CIF International Equity Fund, and monthly for CIF Core Plus Bond Fund, CIF Inflation-Indexed Bond Fund and CIF Short Duration Fund. Net realized capital gains, if any, are distributed at least annually. Income and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments in the timing of the recognition of gains or losses, including "Post-October Losses" and losses deferred due to wash sales; and permanent differences due to differing treatments for foreign currency transactions and non-taxable dividends. Any taxable income or gain remaining at fiscal year end is distributed in the following year. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications among the components of capital. Undistributed net investment income may include temporary book and tax basis differences which will reverse in a subsequent period. Permanent book-tax differences, if any, are not included in ending undistributed net investment income for the purpose of calculating net investment income per share in the Financial Highlights. For the year ended April 30, 2004, the Funds reclassified the following book to tax basis differences:

                                           UNDISTRIBUTED    ACCUMULATED
                                          NET INVESTMENT   NET REALIZED      PAID-IN
FUND                                              INCOME      GAIN/LOSS      CAPITAL
------------------------------------------------------------------------------------
CIF Core Equity Fund                      $      (24,938)  $     24,938   $        -
------------------------------------------------------------------------------------
CIF Small Cap Fund                               237,202       (237,202)           -
------------------------------------------------------------------------------------
CIF All Cap Equity Fund                          162,188         (4,244)    (157,944)
------------------------------------------------------------------------------------
CIF International Equity Fund                    605,280       (605,280)           -
------------------------------------------------------------------------------------
CIF Core Plus Bond Fund                           45,083        (45,082)          (1)
------------------------------------------------------------------------------------
CIF Inflation-Indexed Bond Fund                        -     (1,640,320)   1,640,320
------------------------------------------------------------------------------------
CIF Short Duration Fund                              (13)            13            -
------------------------------------------------------------------------------------

REDEMPTION FEES

Shares of the CIF All Cap Equity Fund redeemed without a 30-day prior notice to the Fund in amounts greater than $1 million, are subject to a redemption fee equal to 2% of the amount redeemed. Redemption fees are recorded as paid-in capital. For the year ended April 30, 2004, there were no redemption fees charged.

SECURITIES SOLD SHORT

The CIF All Cap Equity Fund makes short sales in which a security is sold in anticipation of a decline in the market value of that security or may use short sales for various arbitrage and hedging transactions. To enter a short sale, the CIF All Cap Equity Fund must borrow the security for delivery to the buyer. On each day the short sale transaction is open, the liability for the obligation to replace the borrowed security is marked-to-market and an unrealized gain or loss is recorded. At the time the transaction is closed, the CIF All Cap Equity Fund realizes a gain or loss equal to the difference between the proceeds from the short sale and the cost of replacing the borrowed security. While the transaction is open, the CIF All Cap Equity Fund also incurs an expense for any accrued dividends or interest on the loaned securities which are paid to the lender. (See Schedule of Investments for short positions outstanding at April 30, 2004). Short sales by the CIF All Cap Equity Fund involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security, because losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested. The CIF All Cap Equity Fund has cash or a significant portion of their long investments equal to at least the liability for securities sold short pledged as collateral.

SWAP AGREEMENTS

Certain Funds may enter into swap agreements to exchange one return or cash flow for another return or cash flow in order to hedge against unfavorable changes in the value of securities or to remain fully invested and to reduce transaction costs. Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. Net periodic interest payments to be received or paid are accrued daily. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations. Realized gains or losses on maturity or termination of interest rate swaps are presented in the Statement of Operations. Because there is no organized market for these swap agreements, the value reported in the Statement of Assets and Liabilities may differ from that which would be realized in the event the Fund terminated its position in the agreement. Credit risks may arise upon entering into these agreements from the potential inability of the counterparties to meet the terms of the agreements and are generally limited to the amount of net interest payments to be received and/or favorable movements in the value of the underlying security, if any, at the date of default. Risks also arise from potential for losses from adverse market movements; and such losses could exceed the related amounts shown in the Statement of Assets and Liabilities. The Funds entered into no such agreements during the year ended April 30, 2004.

WHEN-ISSUED/DELAYED DELIVERY SECURITIES

The Funds may purchase or sell securities on a when-issued or delayed delivery basis. Securities traded on a when-issued basis are traded for delivery beyond the normal settlement date at a stated price and yield, and no income accrues to the purchaser prior to delivery. Purchasing or selling securities on a when-issued or delayed delivery basis involves the risk that the market price at the time of delivery may be lower or higher than the agreed upon price, in which case an unrealized loss may be incurred at the time of delivery.

FOREIGN CURRENCY TRANSLATION AND FOREIGN INVESTMENTS

The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars last quoted by a major bank as follows:

  - investments, other assets and liabilities - at the prevailing rates of exchange on the valuation date;

  - investment transactions, investment income and expenses - at the prevailing rates of exchange on the dates of such transactions.

   Although the net assets of the Funds are presented at the foreign exchange rates and market prices at the close of the period, the Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances.

   Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign taxes recorded on each of the Fund's books and the U.S. dollar equivalent of amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. The change in net unrealized foreign currency gains (losses) for the period is reflected in the Statement of Operations.

   Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of government supervision and regulation of foreign securities markets and the possibility of political or economic instability.

FOREIGN CURRENCY CONTRACTS

Certain Funds may enter into foreign currency contracts generally to attempt to protect securities and related receivables and payables against changes in future foreign currency rates and, in certain situations, to gain exposure to foreign currencies. A foreign currency contract is an agreement between two parties to buy or sell currency at a set price on a future date. The value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in value is recorded by the Funds as unrealized gain or loss. The Funds record realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Credit risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and is generally limited to the amount of the unrealized gains on the contracts, if any, at the date of default. Risks may also arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. See Schedules of Investments for all open foreign currency contracts at April 30, 2004.

FUTURES

Certain Funds may use futures contracts in order to manage their exposure to the stock and bond markets, to hedge against unfavorable changes in the value of securities or to remain fully invested and to reduce transaction costs. Futures contracts provide for the sale by one party and purchase by another party of a specified amount of a specified security, index or instrument. Futures contracts (for which cash, government securities or other high grade liquid investments is pledged as collateral with brokers or custodians as "initial margin") are valued based upon their quoted daily settlement prices; changes in initial settlement value (represented by cash paid to or received from brokers as "variation margin") are accounted for as unrealized appreciation (depreciation). When futures contracts are closed, the difference between the opening value at the date the contract was entered into and the value at closing is recorded as realized gains or losses in the Statement of Operations.

   Futures contracts involve market risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Risks arise from the possible movements in security values underlying these instruments. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of hedged investments. See Schedules of Investments for all open futures contracts at April 30, 2004.

PURCHASED AND WRITTEN OPTIONS

Certain Funds may write covered call and put options on portfolio securities and other financial instruments. Premiums are received and are recorded as liabilities. The liabilities are subsequently adjusted to reflect the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the net realized gain or loss. By writing a covered call option, a Fund, in exchange for the premium, foregoes the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase. By writing a put option, a Fund, in exchange for the premium, accepts the risk of having to purchase a security at an exercise price that is above the current market price. The writer of an option may incur losses in excess of the amounts included in the Statement of Assets and Liabilities.

   Certain Funds may purchase call and put options on their portfolio securities or other financial instruments. The Funds may purchase call options to protect against an increase in the price of the security or financial instrument it anticipates purchasing. The Funds may purchase put options on securities which it holds or other financial instruments to protect against a decline in the value of the security or financial instrument or to close out covered written put positions. Risks may arise from an imperfect correlation between the change in market value of the securities held by the Funds and the prices of options relating to the securities purchased or sold by the Funds and from the possible lack of a liquid secondary market for an option. The maximum exposure to loss for any purchased option is limited to the premium initially paid for the option. See Schedules of Investments for all open purchased and written option contracts at April 30, 2004.

3. INVESTMENT ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS

The Company has retained the services of COMANCO, an indirect wholly-owned subsidiary of The Common Fund for Nonprofit Organizations ("Commonfund"), as investment manager. COMANCO exercises overall responsibility for supervision of the investment program for the Funds but has contracted out the day-to-day management of the investment operations of the Funds to sub-advisers, who are compensated by COMANCO. As compensation for the services rendered by COMANCO under the investment advisory agreement with the Company, COMANCO receives a fee from the Funds, which is computed daily and generally paid quarterly. The Funds pay COMANCO an annual fee shown as a percentage of average net assets for its services, as follows:

FUND                                                  EFFECTIVE RATE
---------------------------------------------------------------------
CIF Core Equity Fund                                           0.45%
---------------------------------------------------------------------
CIF Small Cap Fund                                             0.90%
---------------------------------------------------------------------
CIF All Cap Equity Fund                                        0.95%
---------------------------------------------------------------------
CIF International Equity Fund                                  0.70%
---------------------------------------------------------------------
CIF Core Plus Bond Fund                                        0.35%
---------------------------------------------------------------------
CIF Inflation-Indexed Bond Fund                         0.15 - 0.35%*
---------------------------------------------------------------------
CIF Short Duration Fund                                        0.19%
---------------------------------------------------------------------

*The Investment Advisory Fees vary with Fund performance. The total advisory fee payable by the Fund will be 0.25% (25 basis points) per annum of assets under management if the return of the Fund is 50 basis points above the Lehman U.S. TIPS Index for the prior twelve months ("fulcrum point"), and will vary upwards or downwards by an amount equal to 20% of any performance above or below the fulcrum point. In no event will the fee exceed 35 basis points or decline below 15 basis points.

   The Company and Investors Bank & Trust Company ("IBT Co.") have entered into an administration agreement (the "Administration Agreement"), a custodian agreement and a transfer agency and service agreement, pursuant to which IBT Co. will provide general fund administration services to the Funds including fund administration, fund accounting, custody and transfer agent services.

   The Company has entered into a distribution agreement with Commonfund Securities, Inc. ("Commonfund Securities"), an indirect wholly-owned subsidiary of Commonfund and an affiliate of COMANCO, to serve as principal distributor for shares of each Fund. COMANCO has agreed to pay Commonfund Securities for services rendered to the Company and thus the Funds are not charged for these services.

   The Company will pay each Director, other than Directors that are officers of COMANCO, an annual fee of $12,000 plus reimbursement of out-of-pocket expenses.

4. PRINCIPAL SHAREHOLDERS

The following table shows certain concentrations of principal shareholders of each Fund as of April 30, 2004. Investment activities of these shareholders could have a material effect on the Fund.

                                                    SHAREHOLDERS
                                            HOLDING IN EXCESS OF
                                                   10% OF FUND'S    TOTAL % OWNED          TOTAL %
                                              OUTSTANDING SHARES     BY PRINCIPAL     OWNERSHIP BY
FUND                                  ("PRINCIPAL SHAREHOLDERS")     SHAREHOLDERS       COMMONFUND
---------------------------------------------------------------------------------------------------
CIF Core Equity Fund                                           1            41.1%            41.1%
---------------------------------------------------------------------------------------------------
CIF Small Cap Fund                                             1            84.2%            84.2%
---------------------------------------------------------------------------------------------------
CIF All Cap Equity Fund                                        1            85.5%            85.5%
---------------------------------------------------------------------------------------------------
CIF International Equity Fund                                  2            61.3%            49.4%
---------------------------------------------------------------------------------------------------
CIF Core Plus Bond Fund                                        2            33.3%             0.0%
---------------------------------------------------------------------------------------------------
CIF Inflation-Indexed Bond Fund                                2            49.3%             0.0%
---------------------------------------------------------------------------------------------------
CIF Short Duration Fund                                        0             0.0%            15.8%
---------------------------------------------------------------------------------------------------

5. EXPENSE LIMITATIONS AND UNDERTAKINGS

COMANCO has contractually agreed that it will waive its fee or reimburse the Funds for expenses so long as it serves as investment manager of a Fund to the extent necessary to maintain each individual Fund's total operating expenses from exceeding a certain percentage of average daily net assets per year stated in the following table. This agreement may be amended only with the approval of the Board of Directors of the Company.

                                                  MAXIMUM OPERATING
                                                 EXPENSES AS A % OF
FUND                                       AVERAGE DAILY NET ASSETS
---------------------------------------------------------------------
CIF Core Equity Fund                                          0.55%
---------------------------------------------------------------------
CIF Small Cap Fund                                            1.00%
---------------------------------------------------------------------
CIF All Cap Equity Fund                                       1.05%
---------------------------------------------------------------------
CIF International Equity Fund                                 0.95%*
---------------------------------------------------------------------
CIF Core Plus Bond Fund                                       0.45%
---------------------------------------------------------------------
CIF Inflation-Indexed Bond Fund                               0.25%**
---------------------------------------------------------------------
CIF Short Duration Fund                                       0.25%
---------------------------------------------------------------------

 *Effective November 1, 2003, the expense cap for the Fund increased from 0.80%
  to 0.95%.
**COMANCO has contractually agreed to waive fees and to reimburse expenses, so long as it serves as Investment Manager to the Fund, in order to keep other expenses from exceeding 10 basis points of average daily net assets. The investment advisory fees paid for the year ended April 30, 2004 were equal to 0.15% of average net assets, but can vary from 0.15%-0.35% as more fully described in Note 3.

6. FEDERAL TAXES

Each Fund intends to continue to qualify as a "Regulated Investment Company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, a Fund will not be subject to Federal income taxes to the extent that it distributes all of its taxable income and net realized gains, if any, for its fiscal year. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, a Fund will not be subject to Federal excise tax. Therefore, no Federal income tax provision is required.

   Certain losses incurred by a Fund between November 1 and April 30 may be deferred until the Fund's next fiscal year. Such losses are referred to as "Post-October Losses." CIF All Cap Equity Fund and CIF Short Duration Fund have elected to defer to May 1, 2004 Post-October Capital Losses of $1,305,363 and $16,225, respectively.

   At April 30, 2004, the Funds, for Federal income tax purposes, had capital loss carryovers which will reduce the Funds' taxable income arising from net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Funds of any tax liability for federal income tax. The capital loss carryovers are as follows:

FUND                                        AMOUNT    EXPIRATION DATE
---------------------------------------------------------------------
CIF Core Equity Fund                   $ 2,018,285     April 30, 2010
---------------------------------------------------------------------
CIF Core Equity Fund                     9,847,829     April 30, 2011
---------------------------------------------------------------------
CIF International Equity Fund            2,041,440     April 30, 2010
---------------------------------------------------------------------
CIF International Equity Fund            5,540,486     April 30, 2011
---------------------------------------------------------------------

   During the year ended April 30, 2004, the CIF Core Equity Fund and CIF International Equity Fund utilized $5,113,561 and $6,925,307, respectively, of capital loss carryforwards.

   The tax character of distributions paid during the year ended April 30, 2004 was as follows:

                                        ORDINARY     LONG TERM
FUND                                      INCOME  CAPITAL GAIN  RETURN OF CAPITAL
---------------------------------------------------------------------------------
CIF Core Equity Fund                 $ 1,774,233  $          -  $               -
---------------------------------------------------------------------------------
CIF Small Cap Fund                     2,046,623             -                  -
---------------------------------------------------------------------------------
CIF All Cap Equity Fund                        -             -                  -
---------------------------------------------------------------------------------
CIF International Equity Fund          2,803,668             -                  -
---------------------------------------------------------------------------------
CIF Core Plus Bond Fund                7,753,035       953,546                  -
---------------------------------------------------------------------------------
CIF Inflation-Indexed Bond Fund        8,821,513     4,792,877                  -
---------------------------------------------------------------------------------
CIF Short Duration Fund                1,296,183           173                  -
---------------------------------------------------------------------------------

   The tax character of distributions paid during the year ended April 30, 2003 was as follows:

                                        ORDINARY     LONG TERM
FUND                                      INCOME  CAPITAL GAIN  RETURN OF CAPITAL
---------------------------------------------------------------------------------
CIF Core Equity Fund                $  1,435,841  $          -  $               -
---------------------------------------------------------------------------------
CIF Small Cap Fund                           N/A           N/A                N/A
---------------------------------------------------------------------------------
CIF All Cap Equity Fund                      N/A           N/A                N/A
---------------------------------------------------------------------------------
CIF International Equity Fund          1,911,078             -                  -
---------------------------------------------------------------------------------
CIF Core Plus Bond Fund                7,629,283       430,184                  -
---------------------------------------------------------------------------------
CIF Inflation-Indexed Bond Fund       19,319,571     3,520,875                  -
---------------------------------------------------------------------------------
CIF Short Duration Fund                1,250,984           629                  -
---------------------------------------------------------------------------------

   As of April 30, 2004, the components of distributable earnings on a tax basis were as follows:

                                                          LONG TERM
                                                       CAPITAL GAIN        UNREALIZED
                                       UNDISTRIBUTED  (CAPITAL LOSS      APPRECIATION
FUND                                 ORDINARY INCOME     CARRYOVER)   (DEPRECIATION)*
---------------------------------------------------------------------------------------
CIF Core Equity Fund                 $       104,076  $ (11,866,114)  $    15,401,616
---------------------------------------------------------------------------------------
CIF Small Cap Fund                        14,696,306          4,772         5,967,617
---------------------------------------------------------------------------------------
CIF All Cap Equity Fund                            -              -        (6,564,445)
---------------------------------------------------------------------------------------
CIF International Equity Fund              1,966,340     (7,581,926)       18,818,229
---------------------------------------------------------------------------------------
CIF Core Plus Bond Fund                    2,951,714        863,992           287,824
---------------------------------------------------------------------------------------
CIF Inflation-Indexed Bond Fund              439,966        766,480         2,106,160
---------------------------------------------------------------------------------------
CIF Short Duration Fund                       11,105              -           (42,918)
---------------------------------------------------------------------------------------

*Includes unrealized appreciation (depreciation) on investments, derivatives, and foreign currency denominated assets and liabilities, if any.

   At April 30, 2004, the cost of securities for Federal income tax purposes and the unrealized appreciation (depreciation) of investments for Federal income tax purposes for each Fund were as follows:

                                           FEDERAL          GROSS           GROSS   NET UNREALIZED
                                            INCOME     UNREALIZED      UNREALIZED    APPRECIATION/
FUND                                      TAX COST   APPRECIATION  (DEPRECIATION)   (DEPRECIATION)
----------------------------------------------------------------------------------------------------
CIF Core Equity Fund                 $ 231,239,818  $  19,427,703  $   (4,026,083)  $   15,401,620
----------------------------------------------------------------------------------------------------
CIF Small Cap Fund                     131,784,883      5,967,617               -        5,967,617
----------------------------------------------------------------------------------------------------
CIF All Cap Equity Fund                178,000,498      3,336,138     (10,079,235)      (6,743,097)
----------------------------------------------------------------------------------------------------
CIF International
 Equity Fund                           170,073,884     21,555,516      (2,716,512)      18,839,004
----------------------------------------------------------------------------------------------------
CIF Core Plus Bond Fund                191,495,011      2,724,144      (2,396,623)         327,521
----------------------------------------------------------------------------------------------------
CIF Inflation-Indexed
 Bond Fund                              96,223,569      2,403,071        (296,911)       2,106,160
----------------------------------------------------------------------------------------------------
CIF Short Duration Fund                135,261,506         79,088        (122,006)         (42,918)
----------------------------------------------------------------------------------------------------

7. INVESTMENT TRANSACTIONS

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the year ended April 30, 2004 were as follows:

LONG-TERM PURCHASES

FUND                             U.S. GOVERNMENT  NON-U.S. GOVERNMENT          TOTAL
--------------------------------------------------------------------------------------
CIF Core Equity Fund             $             -  $       319,180,945  $ 319,180,945
--------------------------------------------------------------------------------------
CIF Small Cap Fund                             -          270,417,393    270,417,393
--------------------------------------------------------------------------------------
CIF All Cap Equity Fund                        -          267,207,256    267,207,256
--------------------------------------------------------------------------------------
CIF International Equity Fund                  -          241,970,596    241,970,596
--------------------------------------------------------------------------------------
CIF Core Plus Bond Fund              890,650,066           73,250,719    963,900,785
--------------------------------------------------------------------------------------
CIF Inflation-Indexed Bond Fund      164,233,453                    -    164,233,453
--------------------------------------------------------------------------------------
CIF Short Duration Fund               31,773,434           62,387,810     94,161,244
--------------------------------------------------------------------------------------

LONG-TERM SALES

FUND                             U.S. GOVERNMENT  NON-U.S. GOVERNMENT          TOTAL
--------------------------------------------------------------------------------------

CIF Core Equity Fund             $             -  $       263,466,958  $ 263,466,958
--------------------------------------------------------------------------------------
CIF Small Cap Fund                             -          155,573,480    155,573,480
--------------------------------------------------------------------------------------
CIF All Cap Equity Fund                        -           87,914,462     87,914,462
--------------------------------------------------------------------------------------
CIF International Equity Fund                  -          216,849,899    216,849,899
--------------------------------------------------------------------------------------
CIF Core Plus Bond Fund              860,305,747           69,768,273    930,074,020
--------------------------------------------------------------------------------------
CIF Inflation-Indexed Bond Fund      169,313,462                    -    169,313,462
--------------------------------------------------------------------------------------
CIF Short Duration Fund               12,091,506           37,266,978     49,358,484
--------------------------------------------------------------------------------------

8. WRITTEN OPTIONS

The following table summarizes the written option transactions for CIF Core Plus Bond Fund and CIF Inflation-Indexed Bond Fund for the year ended April 30, 2004:

   CIF Core Plus Bond Fund

                                                   PUTS                   CALLS
------------------------------------------------------------------------------------------
                                           CONTRACTS    PREMIUMS   CONTRACTS    PREMIUMS
------------------------------------------------------------------------------------------
Outstanding, beginning of period                  52  $   54,052          33  $   25,851
------------------------------------------------------------------------------------------
Options written                                1,399     402,203         437     415,597
------------------------------------------------------------------------------------------
Options exercised                                 10       9,012          42      40,869
------------------------------------------------------------------------------------------
Options expired                                  151     159,455          38      34,872
------------------------------------------------------------------------------------------
Options sold                                     585     164,164         247     208,719
------------------------------------------------------------------------------------------
Outstanding, end of period                       705  $  123,624         143  $  156,988
------------------------------------------------------------------------------------------

   CIF Inflation-Indexed Bond Fund

                                                   PUTS                   CALLS
------------------------------------------------------------------------------------------
                                           CONTRACTS    PREMIUMS   CONTRACTS    PREMIUMS
------------------------------------------------------------------------------------------
Outstanding, beginning of period                   -  $        -         192  $  132,166
------------------------------------------------------------------------------------------
Options written                                  653     367,524         651     453,194
------------------------------------------------------------------------------------------
Options exercised                                 31      10,595         222     148,579
------------------------------------------------------------------------------------------
Options expired                                    -           -          78      55,938
------------------------------------------------------------------------------------------
Options sold                                     622     356,929         543     380,843
------------------------------------------------------------------------------------------
Outstanding, end of period                         -  $        -           -  $        -
------------------------------------------------------------------------------------------

9. FINANCIAL INSTRUMENTS WITH CONCENTRATIONS OF CREDIT RISK

Certain Funds invest in various fixed and adjustable rate mortgage-related securities. Yields on mortgage-related securities are affected by prevailing interest rates, prepayment rates and other factors, which are influenced by a variety of economic, geographic, social and other factors. The Fund may invest a significant portion of its portfolio in various financial service issuers and in asset-backed securities collateralized by auto loans, credit card receivables or mortgages.

10. CONTINGENCIES AND COMMITMENTS

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

11. SUBSEQUENT EVENTS

At a meeting of the Board of Directors held on April 22, 2004, the Board of Directors approved the closing and liquidation of the Funds. As of July 30, 2004, or such subsequent date as may be approved by the Board of Directors, the Funds will cease operations and initiate the orderly liquidation and distribution of the Funds' portfolios.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

[PRICEWATERHOUSECOOPERS LOGO]
To the Board of Directors and the Shareholders of Commonfund Institutional Funds

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights, present fairly, in all material respects, the financial position of CIF Core Equity Fund, CIF Small Cap Fund, CIF All Cap Equity Fund, CIF International Equity Fund, CIF Core Plus Bond Fund, CIF Inflation-Indexed Bond Fund and CIF Short Duration Fund (collectively Commonfund Institutional Funds, referred to as the "Funds") at April 30, 2004, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

As discussed in Note 11, the Board of Directors approved the closing and liquidation of the Funds.

/s/ PricewaterhouseCoopers LLP
------------------------------

PricewaterhouseCoopers LLP
New York, New York
June 14, 2004

FEDERAL TAX INFORMATION (UNAUDITED)

For corporate shareholders, a portion of the ordinary dividends paid during the Fund's year ended April 30, 2004 qualified for the dividends received deduction, as follows:

FUND                                                          AMOUNT
---------------------------------------------------------------------
CIF Core Equity Fund                                         100.00%
---------------------------------------------------------------------
CIF Small Cap Fund                                             3.97%
---------------------------------------------------------------------

   CIF International Equity Fund paid foreign taxes available for pass through to shareholders of $376,711 or $0.01827 per share, and the Fund recognized $3,632,249 of gross foreign source income during the year ended April 30, 2004.

   CIF Core Plus Bond Fund, CIF Inflation-Indexed Bond Fund and CIF Short Duration Fund have designated $953,546, $4,792,877 and $173 of its current year distributions as capital gain distributions.

   The following are estimates of qualified dividend income received by the funds through April 30, 2004:

FUND                                                          AMOUNT
---------------------------------------------------------------------
CIF Core Equity Fund                                    $  2,910,247
---------------------------------------------------------------------
CIF Small Cap Fund                                           534,585
---------------------------------------------------------------------
CIF All Cap Equity Fund                                      192,522
---------------------------------------------------------------------
CIF International Equity Fund                              3,657,203
---------------------------------------------------------------------

DIRECTORS AND OFFICERS (UNAUDITED)

The following table lists the Company's directors and officers, their address and age, their position with the Company, the length of time holding that position with the Company, their principal occupation(s) during the past five years, the number of portfolios in the fund complex they oversee, and other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies. The Company's Statement of Additional Information includes additional information about the Company's directors and is available, without charge, upon request by calling 1-888-TCF-MAIN or by writing The Commonfund, 15 Old Danbury Road, Wilton, CT 06897-0812.

                                    NUMBER OF
                                PORTFOLIOS IN
                                 FUND COMPLEX  POSITION(S) WITH
                                     OVERSEEN       COMPANY AND  PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS AND
NAME, ADDRESS AND AGE             BY DIRECTOR    TERM OF OFFICE  OTHER DIRECTORSHIPS HELD
------------------------------  -------------  ----------------  -------------------------------------------------------------------
INDEPENDENT DIRECTORS

John B. Carroll                             7    Director since  Retired since 2001. President of GTE (Verizon) Investment
J2025 Main Street                                         1999.  Management Corporation (communications) (1997-2000);
Ridgefield, CT 06877                                             Vice President of Investment Management for GTE (Verizon)
Age: 67                                                          Corporation (communications) (1984-1997).

                                                                 Trustee of iShares Trust and Director of iShares, Inc. since 1996;
                                                                 and Director of the J.P. Morgan Private Equity Fund since 1998.
                                                                 Formerly, Trustee and Member of the Executive Committee of
                                                                 Commonfund (1991-1997).
------------------------------  -------------  ----------------  -------------------------------------------------------------------
Louis W. Moelchert, Jr.                     7    Director since  President & Owner of Private Advisor, LLC (investments) since 1996;
3712 Berrington Bridge Place                              1999.  President of Spider Management Co. (investments) since 2000; and
Richmond, VA 23223                                               employed by the University of Richmond as Vice President for
Age: 61                                                          Business and Finance from 1975 through 1997, and as Vice President for Investments since 1997.

                                                                 Member of the Board of Trustees of Commonfund as Vice Chairman from
                                                                 1991 through 1993 and as Chairman from 1994 through 1998.
------------------------------  -------------  ----------------  -------------------------------------------------------------------
Jerald L. Stevens                           7    Director since  Consultant in the areas of investment and financial management to a
1246 Old Stage Road                                       1999.  range of clients including American Express, Rockefeller & Company,
Chester, VT 05143                                                James Wolfenson & Co., Indiana University and Xerox Financial
                                                                 Services.

                                                                 Formerly, Trustee of the Hospital Fund, Inc. (1991-1999), and
                                                                 Chairman (1995-1999).
------------------------------  -------------  ----------------  -------------------------------------------------------------------
INTERESTED DIRECTORS(1)

Robert L. Bovinette                         7      Director and  President Emeritus of Commonfund since 2003; President and Chief
14 Via Entrada                                  Chairman of the  Executive Officer of Commonfund (1996-2003); Trustee of Commonfund,
Sandia Park, NM 87047                               Board since  (1996-2003) (EX OFFICIO) and 1982 to 1994 (Chair, 1986 to 1990).
Age: 63                                                   1999.  Chairman of the Board of Directors of the Investment Manager
                                                                 (1999-2003); Chairman of the Board of Commonfund Realty Inc.
                                                                 (1998-2003), and Director of Commonfund Capital, Inc. since 1998
                                                                 (Chair of the Board, 2001-2003, and Chair of the Executive
                                                                 Committee of the Board from 1998 through 2001).
------------------------------  -------------  ----------------  -------------------------------------------------------------------
William C. Hromadka                         7    Director since  Employed by the University of Southern California as Treasurer and
2221 Anacapa Street                                       2003.  Associate Senior Vice President since 1990, and as Treasurer from
Santa Barbara, CA 93105                                          1987 through 1990.
Age: 61
                                                                 Member of the Board of Trustees of Commonfund since 1994 (Chair since 2003); Chair of the Board of Trustees of Endowment Realty
                                                                 Investors II, Inc. since 1995; and Chair of the Board of Trustees of Commonfund Capital, Inc. from 1998 through 2001.
------------------------------  -------------  ----------------  -------------------------------------------------------------------
PRINCIPAL OFFICERS

Verne O. Sedlacek                           7   President since  President and Chief Executive Officer of Commonfund since July 1,
Commonfund Institutional Funds                            2003.  2003, and Executive Vice President and Chief Operating Officer
15 Old Danbury Road                                              (2002-2003). Trustee of Commonfund Capital (1999-2001). President
P.O. Box 812                                                     and Chief Operating Officer of John W. Henry Company (1998-2001).
Wilton, CT 06897-0812
Age: 48
------------------------------  -------------  ----------------  -------------------------------------------------------------------
John W. Auchincloss                         7     Secretary and  General Counsel and Secretary of Commonfund since 2000, and
Commonfund Institutional Funds                      Chief Legal  Assistant/Associate General Counsel (1996-2000).
15 Old Danbury Road                                     Officer
P.O. Box 812                                        since 1999.
Wilton, CT 06897-0812
Age: 45
------------------------------  -------------  ----------------  -------------------------------------------------------------------
James P. Feeney                             7    Vice President  Director of Compliance of Commonfund since 1999. Compliance Manager
Commonfund Institutional Funds                      since 2002.  at Prudential Insurance Company of America (1997-1999).
15 Old Danbury Road
P.O. Box 812
Wilton, CT 06897-0812
Age: 39
------------------------------------------------------------------------------------------------------------------------------------

                                    NUMBER OF
                                PORTFOLIOS IN
                                 FUND COMPLEX  POSITION(S) WITH
                                     OVERSEEN       COMPANY AND  PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS AND
NAME, ADDRESS AND AGE             BY DIRECTOR    TERM OF OFFICE  OTHER DIRECTORSHIPS HELD
------------------------------  -------------  ----------------  -------------------------------------------------------------------
Jill Grossberg                              7         Assistant  Director and Counsel of Mutual Fund Administration at Investors
Investors Bank & Trust Company                        Secretary  Bank & Trust Co. since 2000. Associate Counsel at Putnam
200 Clarendon Street                                since 2000.  Investments, Inc. (investments) (1995-2000).
P.O. Box 9130
Boston, MA 02116
Age: 57
------------------------------  -------------  ----------------  -------------------------------------------------------------------
Peter Kirby                                 7   Treasurer since  Managing Director, Operations of Commonfund since 2002. Senior
Commonfund Institutional Funds                            2003.  Managing Director, Chief Administrative Officer of Whitehall Asset
15 Old Danbury Road                                              Management (2001-2002). Principal for Morgan Stanley Asset
P.O. Box 812                                                     Management, Chief Operating Officer of Graystone Wealth Management
Wilton, CT 06897-0812                                            Services (1998-2000).
Age: 46
------------------------------  -------------  ----------------  -------------------------------------------------------------------
Victoria McFarlane                          7         Assistant  Director of Fund Administration at Investors Bank & Trust Co. since
Investors Bank & Trust Company                        Treasurer  2002. Assistant Vice President at MFS Investment Management
200 Clarendon Street                                since 2003.  (1998-2002).
P.O. Box 9130
Boston, MA 02116
Age: 36
------------------------------  -------------  ----------------  -------------------------------------------------------------------
Susan C. Mosher                             7         Assistant  Senior Director and Senior Counsel of Mutual Fund Administration at
Investors Bank & Trust Company                        Secretary  Investors Bank & Trust Co. since 1995.
200 Clarendon Street                                since 1999.
P.O. Box 9130
Boston, MA 02116
Age: 48
------------------------------------------------------------------------------------------------------------------------------------

(1) Messrs. Bovinette and Hromadka are "interested persons" of the Company (as such term is defined in the 1940 Act) by virtue of their employment with Commonfund. The Investment Manager is an indirect, wholly-owned subsidiary of Commonfund.

A description of the Company's proxy voting policies and procedures is available on the Company's website at www.commonfund.org.

INVESTMENT MANAGERS

COMMONFUND INSTITUTIONAL FUNDS

CIF CORE EQUITY FUND
Artisan Partners Limited Partnership, Milwaukee, WI
John A. Levin & Co., Inc., New York, NY
Marsico Capital Management, LLC, Denver, CO
Martingale Asset Management, L.P., Boston, MA

CIF SMALL CAP FUND
Artisan Partners Limited Partnership, Milwaukee, WI
Chartwell Investment Partners, L.P., Berwyn, PA
Martingale Asset Management, L.P., Boston, MA
TCW Asset Management Company, Los Angeles, CA

CIF ALL CAP EQUITY FUND
D.G. Capital Management, Inc., Boston, MA
Edgewood Management Company, New York, NY
Wellington Management Company, LLP, Boston, MA

CIF INTERNATIONAL EQUITY FUND
Capital Guardian Trust Company, Los Angeles, CA
Causeway Capital Management, LLC, Los Angeles, CA
Mastholm Asset Management, Atlanta, GA
Philadelphia International Advisors, Philadelphia, PA
TT International Investment Management, London, England
William Blair & Company, LLC, Chicago, IL

CIF CORE PLUS BOND FUND
BlackRock Advisors, Inc., New York, NY
Western Asset Management Company, Pasadena, CA
Western Asset Management Company Limited, London, England

CIF INFLATION-INDEXED BOND FUND
Western Asset Management Company, Pasadena, CA
Western Asset Management Company Limited, London, England

CIF SHORT DURATION FUND
Wellington Management Company, LLP, Boston, MA
Western Asset Management Company, Pasadena, CA

CUSTODIAN
Investors Bank & Trust Company, Boston, MA

AN INVESTOR SHOULD CONSIDER A FUND'S INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THIS AND OTHER INFORMATION ABOUT A FUND CAN BE FOUND IN THE FUND'S PROSPECTUS. YOU CAN OBTAIN A FUND'S PROSPECTUS BY VISITING THE COMPANY'S WEBSITE AT www.commonfund.org.

This page intentionally left blank

                                Commonfund                    Tel 888-TCF-MAIN
                                15 Old Danbury Road           Tel 203-563-5000
                                P.O. Box 812                  www.commonfund.org
                                Wilton, CT 06897-0812

[COMMONFUND LOGO]
INVESTED IN YOUR SUCCESS.

ITEM 2. CODE OF ETHICS.

     As of April 30, 2004, the Registrant has adopted a code of ethics that applies to the Registrant's Principal Executive Officer and Principal Financial Officer. For the year ended April 30, 2004, there were no amendments to a provision of its code of ethics, nor were there any waivers granted from a provision of the code of ethics. A copy of the Registrant's code of ethics is filed with this Form N-CSR under Item 11(a)(1).

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

     The Registrant's Board of Directors has determined that the Registrant has two audit committee financial experts serving on its audit committee. The audit committee financial experts serving on the Registrant's audit committee are John B. Carroll and Jerald L. Stevens, who are "independent" as defined in Item 3 of Form N-CSR.

     The designation of each of John B. Carroll and Jerald L. Stevens as an "audit committee financial expert" pursuant to Item 3 of Form N-CSR does not (i) impose upon such individual any duties, obligations, or liability that are greater than the duties, obligations and liability imposed upon such individual as a member of Registrant's audit committee of Board of Directors in the absence of such designation, and (ii) affect the duties, obligations or liability of any other member of Registrant's audit committee or Board of Directors.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

          (a) AUDIT FEES: The aggregate fees billed for professional services rendered by the Registrant's principle accountants, PricewaterhouseCoopers LLP, for the audit of the Registrant's annual financial statements or services that are normally provided by the accountants in connection with statutory and regulatory filings and engagements for 2004 and 2003 were $182,000 and $208,000, respectively.
          (b) AUDIT RELATED FEES: No such fees were billed to the Registrant by PricewaterhouseCoopers LLP for 2004 or 2003.
          (c) TAX FEES: The aggregate fees billed for professional services rendered by PricewaterhouseCoopers LLP for tax compliance, tax advice, and tax planning for 2004 and 2003 were $33,500 and $32,000, respectively. Such services included the review of excise tax distribution requirement calculations, preparation of federal and state regulated investment company income tax return, federal excise tax returns and preparation of requests for filing extensions.
          (d) ALL OTHER FEES: No such fees were billed to the Registrant by PricewaterhouseCoopers LLP for 2004 or 2003.
          (e) (1)The Registrant's audit committee pre-approves all audit and non-audit services to be performed by the Registrant's accountant before the accountant is engaged by the Registrant to perform such services and had not adopted pre-approval policies and procedures as described in Rule 2-01(c) (7)(i)(B) of Reg. S-X.
               (2) Not applicable.
          (f)  Not applicable.
          (g) No such services were billed for aggregate non-audit fees for professional services rendered to the Registrant by PricewaterhouseCoopers LLP for 2004 or 2003. No such services were rendered to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.
          (h)  Not applicable.

ITEM 5.  AUDIT COMMITTEES OF LISTED REGISTRANTS.

     Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

     Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

     Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

     Not applicable.

ITEM 10. CONTROLS AND PROCEDURES.

          (a) Based on the evaluation of Registrant's disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant's Chief Executive Officer and Principal Financial Officer have concluded that Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant's officers to allow timely decisions regarding disclosures required to be reported;
               (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

          (b) There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal half-year (the Registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

          (a)  (1) Code of Ethics is attached.

          (a) (2) Separate certifications for Registrant's principal executive and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

          (b) A certification for Registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     Commonfund Institutional Funds


     By: /S/ Verne Sedlacek
   -------------------------------------------------------
     Verne Sedlacek, President and Chief Executive Officer
     Date:    July 6, 2004


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


     By: /S/ Verne Sedlacek
   ---------------------------------------------------------------
     Verne Sedlacek, President and Chief Executive Officer
     Date:    July 6, 2004


     By: /S/ Peter Kirby
   ---------------------------------------------------------------
     Peter Kirby, Treasurer
     Date:   July 6, 2004